UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21108
Pioneer Series Trust X
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617)

742-7825
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2024
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer Fundamental Growth Fund
Class A / PIGFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund
c
osts for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $1 0 ,000 investment
Class A	$ 52	1.00% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fun
d’
s inve
s
tment adviser, is currently an
indirect
, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Bo
ard, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33983-00-A-0924

Pioneer Fundamental Growth Fund
Class C / FUNCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 89	1.72% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly
-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional
information
about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33984-00-C-0924

Pioneer Fundamental Growth Fund
Class K / PFGKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for
the
last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 34	0.65% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of
the
Fund would be sought in connection with the
closing
of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33985-00-K-0924

Pioneer Fundamental Growth Fund
Class R / PFGRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$ 72	1.39% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the
Transaction
is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33986-00-R-0924

Pioneer Fundamental Growth Fund
Class Y / FUNYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Fundamental Growth Fund (“Fund”) for the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 39	0.76% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 7,751,416,736%
Total number of portfolio holdings	40 ^^
Portfolio turnover rate	9%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
SECTOR DISTRIBUTION
(as of September 30, 2024)
*
Information Technology	39.2%
Consumer Discretionary	17.1%
Health Care	12.6%
Financials	12.2%
Industrials	8.3%
Communication Services	5.4%
Consumer Staples	3.5%
Energy	1.7%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
 or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33987-00-Y-0924

Pioneer Multi-Asset Ultrashort Income Fund
Class A / MAFRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for

the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 30	0.59% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic
shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33997-00-A-0924

Pioneer Multi-Asset Ultrashort Income Fund
Class C / MCFRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for

the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 46	0.90% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all d erivati ve contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
33998-00-C-0924

Pioneer Multi-Asset Ultrashort Income Fund
Class C2 / MAUCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for

the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C2	$ 45	0.88% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

33999-00-C2-0924

Pioneer Multi-Asset Ultrashort Income Fund
Class K / MAUKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for

the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 18	0.36% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short-term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

34000-00-K-0924

Pioneer Multi-Asset Ultrashort Income Fund
Class Y / MYFRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2024
This semi-annual shareholder report contains important information about Pioneer Multi-Asset Ultrashort Income Fund (“Fund”) for

the period of April 1, 2024 to September 30, 2024. You can find additional information about the Fund at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at 1-800-225-6292.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$ 22	0.44% ^
^	Annualized
KEY FUND STATISTICS
(as of September 30, 2024)
Fund net assets	$ 6,285,683,481%
Total number of portfolio holdings	1,059 ^^
Portfolio turnover rate	31%
^^	Excluding short- term investments and all derivative contracts except for options purchased.
PORTFOLIO DIVERSIFICATION
(as of September 30, 2024)
*
Corporate Bonds	35.1%
Asset Backed Securities	32.3%
Collateralized Mortgage Obligations	11.7%
Commercial Mortgage-Backed Securities	9.1%
U.S. Government and Agency Obligations	8.4%
Senior Secured Floating Rate Loan Interests	2.3%
Insurance-Linked Securities	1.1%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
Material Fund Changes
Amundi Asset Management US, Inc. (the “Adviser”), the Fund’s investment adviser, is currently an indirect, wholly-owned subsidiary of Amundi.

On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”).

Victory Capital is headquartered in San Antonio, Texas.

The closing of the Transaction is subject to certain regulatory approvals and other conditions.

There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate.

Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital.

The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction.

If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval.

There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 1, 2025 at
https://www.amundi.com/usinvestors/Products/Mutual-Funds
or upon request at 1-800-225-6292.
Availability of Additional Information
You can find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information, at
https://www.amundi.com/usinvestors/Resources/Shareholder-Reports
. You can also request this information by contacting us at
1-800-225-6292.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 1-800-225-6292 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

34001-00-Y-0924

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds	• Accounting research assistance
• SEC consultation, registration statements, and reporting
• Tax accrual related matters
• Implementation of new accounting standards
• Compliance letters (e.g. rating agency letters)
• Regulatory reviews and assistance regarding financial matters
• Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

•  AICPA attest and agreed-upon procedures

•  Technology control assessments

•  Financial reporting control assessments

•  Enterprise security architecture

assessment

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule

210.2-01(C)(4) (the “Rule”)
and are related extensions of
the audit services support the
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)
• Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not	• Tax planning and support
	prohibited by the Rule,	• Tax controversy assistance
	if an officer of the Fund	• Tax compliance, tax returns, excise tax returns and support • Tax opinions determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	• Business Risk Management support
	prohibited by the Rule,	• Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer Fundamental Growth Fund
Semiannual Report  |  September 30, 2024

A: PIGFX	C: FUNCX	K: PFGKX	R: PFGRX	Y: FUNYX

visit us: www.amundi.com/us

Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/241

Schedule of Investments  |  9/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.4%
	Common Stocks — 99.2% of Net Assets
	Beverages — 1.8%
812,421	PepsiCo., Inc.	$ 138,152,191
	Total Beverages	$138,152,191

	Biotechnology — 2.3%
382,943(a)	Vertex Pharmaceuticals, Inc.	$ 178,099,131
	Total Biotechnology	$178,099,131

	Broadline Retail — 7.4%
3,071,498(a)	Amazon.com, Inc.	$ 572,312,222
	Total Broadline Retail	$572,312,222

	Capital Markets — 3.2%
120,555	FactSet Research Systems, Inc.	$ 55,437,217
1,212,316	Intercontinental Exchange, Inc.	194,746,442
	Total Capital Markets	$250,183,659

	Commercial Services & Supplies — 2.2%
1,428,759(a)	Copart, Inc.	$ 74,866,972
831,718	Veralto Corp.	93,035,975
	Total Commercial Services & Supplies	$167,902,947

	Communications Equipment — 3.0%
510,026	Motorola Solutions, Inc.	$ 229,322,990
	Total Communications Equipment	$229,322,990

	Electrical Equipment — 2.2%
349,864	Eaton Corp. Plc	$ 115,958,924
188,025	Rockwell Automation, Inc.	50,477,192
	Total Electrical Equipment	$166,436,116

	Electronic Equipment, Instruments & Components — 5.2%
4,061,329	Amphenol Corp., Class A	$ 264,636,198
604,883	CDW Corp.	136,885,023
	Total Electronic Equipment, Instruments & Components	$401,521,221

	Energy Equipment & Services — 1.7%
3,164,654	Schlumberger, NV	$ 132,757,235
	Total Energy Equipment & Services	$132,757,235

	Entertainment — 1.4%
1,133,000	Walt Disney Co.	$ 108,983,270
	Total Entertainment	$108,983,270

The accompanying notes are an integral part of these financial statements.
2Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

Shares		Value
	Financial Services — 6.6%
710,982	Mastercard, Inc., Class A	$ 351,082,911
587,648	Visa, Inc., Class A	161,573,818
	Total Financial Services	$512,656,729

	Ground Transportation — 3.0%
3,100,226(a)	Uber Technologies, Inc.	$ 233,012,986
	Total Ground Transportation	$233,012,986

	Health Care Equipment & Supplies — 2.4%
382,749(a)	Intuitive Surgical, Inc.	$ 188,033,101
	Total Health Care Equipment & Supplies	$188,033,101

	Hotels, Restaurants & Leisure — 2.3%
42,767	Booking Holdings, Inc.	$ 180,139,736
	Total Hotels, Restaurants & Leisure	$180,139,736

	Household Products — 1.7%
1,275,042	Colgate-Palmolive Co.	$ 132,362,110
	Total Household Products	$132,362,110

	Insurance — 2.2%
675,948	Progressive Corp.	$ 171,528,565
	Total Insurance	$171,528,565

	Interactive Media & Services — 4.0%
1,845,880	Alphabet, Inc., Class C	$ 308,612,677
	Total Interactive Media & Services	$308,612,677

	Life Sciences Tools & Services — 4.2%
482,542	Danaher Corp.	$ 134,156,327
306,886	Thermo Fisher Scientific, Inc.	189,830,473
	Total Life Sciences Tools & Services	$323,986,800

	Machinery — 0.9%
274,883	Illinois Tool Works, Inc.	$ 72,038,588
	Total Machinery	$72,038,588

	Pharmaceuticals — 3.5%
309,303	Eli Lilly & Co.	$ 274,023,900
	Total Pharmaceuticals	$274,023,900

	Semiconductors & Semiconductor Equipment — 7.7%
1,088,214(a)	Advanced Micro Devices, Inc.	$ 178,554,153
1,045,104	Microchip Technology, Inc.	83,911,400
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/243

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
1,264,921	NVIDIA Corp.	$ 153,612,006
1,050,006	QUALCOMM, Inc.	178,553,521
	Total Semiconductors & Semiconductor Equipment	$594,631,080

	Software — 18.1%
379,241(a)	Adobe, Inc.	$ 196,363,405
335,337	Intuit, Inc.	208,244,277
1,300,993	Microsoft Corp.	559,817,288
1,448,631	Oracle Corp.	246,846,722
712,687	Salesforce, Inc.	195,069,559
	Total Software	$1,406,341,251

	Specialty Retail — 7.2%
124,999	Home Depot, Inc.	$ 50,649,595
146,645(a)	O'Reilly Automotive, Inc.	168,876,382
1,068,808	Ross Stores, Inc.	160,866,292
1,529,384	TJX Cos., Inc.	179,763,795
	Total Specialty Retail	$560,156,064

	Technology Hardware, Storage & Peripherals — 5.0%
1,645,474	Apple, Inc.	$ 383,395,442
	Total Technology Hardware, Storage & Peripherals	$383,395,442

	Total Common Stocks (Cost $3,365,888,145)	$7,686,590,011

	SHORT TERM INVESTMENTS — 0.2% of Net Assets
	Open-End Fund — 0.2%
16,893,895(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 16,893,895
		$16,893,895

	TOTAL SHORT TERM INVESTMENTS (Cost $16,893,895)	$16,893,895

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.4% (Cost $3,382,782,040)	$7,703,483,906
	OTHER ASSETS AND LIABILITIES — 0.6%	$47,932,830
	net assets — 100.0%	$7,751,416,736

(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
The accompanying notes are an integral part of these financial statements.
4Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

Purchases and sales of securities (excluding short-term investments, in-kind redemptions and all derivative contracts except for options purchased) for the six months ended September 30, 2024, aggregated $721,184,997 and $637,377,728, respectively.
At September 30, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $3,387,835,856 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$4,336,463,693
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(20,815,643)
Net unrealized appreciation	$4,315,648,050
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$7,686,590,011	$—	$—	$7,686,590,011
Open-End Fund	16,893,895	—	—	16,893,895
Total Investments in Securities	$7,703,483,906	$—	$—	$7,703,483,906
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/245

Statement of Assets and Liabilities  |  9/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,382,782,040)	$7,703,483,906
Receivables —
Investment securities sold	51,820,387
Fund shares sold	4,972,585
Dividends	3,166,450
Other assets	128,148
Total assets	$7,763,571,476
LIABILITIES:
Payables —
Fund shares repurchased	$9,785,409
Transfer agent fees	1,223,618
Management fees	641,712
Administrative expenses	170,938
Distribution fees	88,043
Accrued expenses	245,020
Total liabilities	$12,154,740
NET ASSETS:
Paid-in capital	$2,917,858,108
Distributable earnings	4,833,558,628
Net assets	$7,751,416,736
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,494,904,956/40,876,326 shares)	$36.57
Class C (based on $201,519,727/6,731,093 shares)	$29.94
Class K (based on $1,136,109,330/30,672,964 shares)	$37.04
Class R (based on $134,140,375/3,858,100 shares)	$34.77
Class Y (based on $4,784,742,348/127,814,450 shares)	$37.44
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $36.57 net asset value per share/100%-5.75% maximum sales charge)	$38.80
The accompanying notes are an integral part of these financial statements.
6Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 9/30/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$27,115,231
Interest from unaffiliated issuers	1,234,872
Total Investment Income		$28,350,103
EXPENSES:
Management fees	$22,912,087
Administrative expenses	1,032,523
Transfer agent fees
Class A	659,623
Class C	63,804
Class K	1,443
Class R	154,729
Class Y	2,308,979
Distribution fees
Class A	1,820,765
Class C	1,050,784
Class R	329,667
Shareholder communications expense	105,185
Custodian fees	38,437
Registration fees	71,878
Professional fees	135,608
Printing expense	12,325
Officers’ and Trustees’ fees	224,524
Insurance expense	47,000
Miscellaneous	234,642
Total expenses		$31,204,003
Net investment income		$(2,853,900)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$264,526,196
In-kind redemption	153,277,724	$417,803,920
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$28,301,779
Net realized and unrealized gain (loss) on investments		$446,105,699
Net increase in net assets resulting from operations		$443,251,799
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/247

Statements of Changes in Net Assets
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24
FROM OPERATIONS:
Net investment income (loss)	$(2,853,900)	$838,419
Net realized gain (loss) on investments	417,803,920	332,046,510
Change in net unrealized appreciation (depreciation) on investments	28,301,779	1,658,079,432
Net increase in net assets resulting from operations	$443,251,799	$1,990,964,361
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($— and $1.06 per share, respectively)	$—	$(42,635,195)
Class C ($— and $1.06 per share, respectively)	—	(9,004,830)
Class K ($— and $1.10 per share, respectively)	—	(32,150,781)
Class R ($— and $1.06 per share, respectively)	—	(4,032,334)
Class Y ($— and $1.08 per share, respectively)	—	(134,531,743)
Total distributions to shareholders	$—	$(222,354,883)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$892,506,452	$1,506,150,245
Reinvestment of distributions	—	199,968,620
Cost of shares repurchased	(894,299,031)	(1,459,055,345)
In-kind redemptions	(174,286,685)	—
Net increase (decrease) in net assets resulting from Fund share transactions	$(176,079,264)	$247,063,520
Net increase in net assets	$267,172,535	$2,015,672,998
NET ASSETS:
Beginning of period	$7,484,244,201	$5,468,571,203
End of period	$7,751,416,736	$7,484,244,201
The accompanying notes are an integral part of these financial statements.
8Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

	Six Months Ended 9/30/24 Shares (unaudited)	Six Months Ended 9/30/24 Amount (unaudited)	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount
Class A
Shares sold	2,591,372	$90,423,485	9,686,376	$286,611,893
Reinvestment of distributions	—	—	1,267,627	37,927,408
Less shares repurchased	(3,322,238)	(116,558,891)	(7,708,219)	(229,169,491)
Net increase (decrease)	(730,866)	$(26,135,406)	3,245,784	$95,369,810
Class C
Shares sold	480,916	$13,779,853	1,014,503	$25,551,623
Reinvestment of distributions	—	—	347,669	8,566,565
Less shares repurchased	(1,745,484)	(49,875,410)	(3,611,818)	(89,090,919)
Net decrease	(1,264,568)	$(36,095,557)	(2,249,646)	$(54,972,731)
Class K
Shares sold	2,816,699	$100,270,551	7,068,822	$213,334,589
Reinvestment of distributions	—	—	995,051	30,135,603
Less shares repurchased	(3,082,631)	(109,488,162)	(4,752,019)	(143,171,602)
Net increase (decrease)	(265,932)	$(9,217,611)	3,311,854	$100,298,590
Class R
Shares sold	306,539	$10,160,460	633,629	$17,908,442
Reinvestment of distributions	—	—	140,081	3,997,903
Less shares repurchased	(375,920)	(12,592,545)	(672,882)	(19,209,896)
Net increase (decrease)	(69,381)	$(2,432,085)	100,828	$2,696,449
Class Y
Shares sold	18,872,824	$677,872,103	31,544,731	$962,743,698
Reinvestment of distributions	—	—	3,900,568	119,341,141
Less shares repurchased	(16,875,252)	(605,784,023)	(32,340,612)	(978,413,437)
In-kind redemptions	(4,755,435)	(174,286,685)	—	—
Net increase (decrease)	(2,757,863)	$(102,198,605)	3,104,687	$103,671,402
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/249

Financial Highlights
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class A
Net asset value, beginning of period	$34.54	$26.24	$29.25	$31.88	$22.43	$24.21
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.04)	$(0.05)(b)	$(0.03)	$(0.09)	$(0.03)(b)	$0.04
Net realized and unrealized gain (loss) on investments	2.07	9.41	(1.92)	3.87	12.31	(0.36)
Net increase (decrease) from investment operations	$2.03	$9.36	$(1.95)	$3.78	$12.28	$(0.32)
Distributions to shareholders:
Net investment income	$—	$—	$—	$—	$—	$(0.01)
Net realized gain	—	(1.06)	(1.06)	(6.41)	(2.83)	(1.45)
Total distributions	$—	$(1.06)	$(1.06)	$(6.41)	$(2.83)	$(1.46)
Net increase (decrease) in net asset value	$2.03	$8.30	$(3.01)	$(2.63)	$9.45	$(1.78)
Net asset value, end of period	$36.57	$34.54	$26.24	$29.25	$31.88	$22.43
Total return (c)	5.88%(d)	36.29%	(6.44)%	10.70%	55.55%	(2.17)%
Ratio of net expenses to average net assets	1.00%(e)	1.01%	1.02%	1.00%	1.04%	1.07%
Ratio of net investment income (loss) to average net assets	(0.25)%(e)	(0.16)%	(0.13)%	(0.26)%	(0.10)%	0.16%
Portfolio turnover rate	9%(d)(f)	15%	12%	18%(f)	24%	23%(f)
Net assets, end of period (in thousands)	$1,494,905	$1,437,055	$1,006,630	$1,159,356	$1,143,970	$805,102
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
10Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class C
Net asset value, beginning of period	$28.38	$21.88	$24.76	$28.01	$20.07	$21.93
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.14)	$(0.22)(b)	$(0.18)	$(0.28)	$(0.21)(b)	$(0.12)(b)
Net realized and unrealized gain (loss) on investments	1.70	7.78	(1.64)	3.44	10.98	(0.29)
Net increase (decrease) from investment operations	$1.56	$7.56	$(1.82)	$3.16	$10.77	$(0.41)
Distributions to shareholders:
Net realized gain	$—	$(1.06)	$(1.06)	$(6.41)	$(2.83)	$(1.45)
Total distributions	$—	$(1.06)	$(1.06)	$(6.41)	$(2.83)	$(1.45)
Net increase (decrease) in net asset value	$1.56	$6.50	$(2.88)	$(3.25)	$7.94	$(1.86)
Net asset value, end of period	$29.94	$28.38	$21.88	$24.76	$28.01	$20.07
Total return (c)	5.50%(d)	35.28%	(7.10)%	9.91%	54.53%	(2.81)%
Ratio of net expenses to average net assets	1.72%(e)	1.74%	1.74%	1.71%	1.72%	1.74%
Ratio of net investment income (loss) to average net assets	(0.97)%(e)	(0.89)%	(0.86)%	(0.98)%	(0.79)%	(0.51)%
Portfolio turnover rate	9%(d)(f)	15%	12%	18%(f)	24%	23%(f)
Net assets, end of period (in thousands)	$201,520	$226,890	$224,126	$356,963	$432,822	$372,488
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2411

Financial Highlights  (continued)
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class K
Net asset value, beginning of period	$34.92	$26.46	$29.39	$31.94	$22.43	$24.21
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.02(b)	$0.06	$0.06	$0.03(b)	$0.08	$0.15
Net realized and unrealized gain (loss) on investments	2.10	9.50	(1.93)	3.87	12.34	(0.36)
Net increase (decrease) from investment operations	$2.12	$9.56	$(1.87)	$3.90	$12.42	$(0.21)
Distributions to shareholders:
Net investment income	$—	$(0.04)	$—	$(0.04)	$(0.08)	$(0.12)
Net realized gain	—	(1.06)	(1.06)	(6.41)	(2.83)	(1.45)
Total distributions	$—	$(1.10)	$(1.06)	$(6.45)	$(2.91)	$(1.57)
Net increase (decrease) in net asset value	$2.12	$8.46	$(2.93)	$(2.55)	$9.51	$(1.78)
Net asset value, end of period	$37.04	$34.92	$26.46	$29.39	$31.94	$22.43
Total return (c)	6.07%(d)	36.77%	(6.14)%	11.08%	56.21%	(1.78)%
Ratio of net expenses to average net assets	0.65%(e)	0.66%	0.67%	0.66%	0.65%	0.66%
Ratio of net investment income (loss) to average net assets	0.10%(e)	0.19%	0.22%	0.09%	0.28%	0.58%
Portfolio turnover rate	9%(d)(f)	15%	12%	18%(f)	24%	23%(f)
Net assets, end of period (in thousands)	$1,136,109	$1,080,400	$731,131	$844,949	$846,019	$639,430
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
12Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class R
Net asset value, beginning of period	$32.90	$25.13	$28.17	$31.03	$21.95	$23.79
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$(0.11)	$(0.15)(b)	$(0.13)	$(0.21)	$(0.13)(b)	$(0.04)(b)
Net realized and unrealized gain (loss) on investments	1.98	8.98	(1.85)	3.76	12.04	(0.35)
Net increase (decrease) from investment operations	$1.87	$8.83	$(1.98)	$3.55	$11.91	$(0.39)
Distributions to shareholders:
Net realized gain	$—	$(1.06)	$(1.06)	$(6.41)	$(2.83)	$(1.45)
Total distributions	$—	$(1.06)	$(1.06)	$(6.41)	$(2.83)	$(1.45)
Net increase (decrease) in net asset value	$1.87	$7.77	$(3.04)	$(2.86)	$9.08	$(1.84)
Net asset value, end of period	$34.77	$32.90	$25.13	$28.17	$31.03	$21.95
Total return (c)	5.68%(d)	35.77%	(6.80)%	10.22%	55.07%	(2.50)%
Ratio of net expenses to average net assets	1.39%(e)	1.39%	1.40%	1.40%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	(0.64)%(e)	(0.53)%	(0.51)%	(0.66)%	(0.46)%	(0.17)%
Portfolio turnover rate	9%(d)(f)	15%	12%	18%(f)	24%	23%(f)
Net assets, end of period (in thousands)	$134,140	$129,216	$96,175	$111,781	$108,568	$85,892
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.39%(e)	1.39%	1.43%	1.40%	1.39%	1.42%
Net investment income (loss) to average net assets	(0.64)%(e)	(0.53)%	(0.54)%	(0.66)%	(0.46)%	(0.19)%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	The amount shown for a share outstanding does not correspond with net investment income on the Statement of Operations for the period due to timing of the sales and repurchase of shares.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2413

Financial Highlights  (continued)
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class Y
Net asset value, beginning of period	$35.31	$26.76	$29.73	$32.25	$22.63	$24.42
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.00(b)	$0.03	$0.03	$(0.01)	$0.05	$0.12
Net realized and unrealized gain (loss) on investments	2.13	9.60	(1.94)	3.91	12.45	(0.36)
Net increase (decrease) from investment operations	$2.13	$9.63	$(1.91)	$3.90	$12.50	$(0.24)
Distributions to shareholders:
Net investment income	$—	$(0.02)	$—	$(0.01)	$(0.05)	$(0.10)
Net realized gain	—	(1.06)	(1.06)	(6.41)	(2.83)	(1.45)
Total distributions	$—	$(1.08)	$(1.06)	$(6.42)	$(2.88)	$(1.55)
Net increase (decrease) in net asset value	$2.13	$8.55	$(2.97)	$(2.52)	$9.62	$(1.79)
Net asset value, end of period	$37.44	$35.31	$26.76	$29.73	$32.25	$22.63
Total return (c)	6.03%(d)	36.59%	(6.20)%	10.97%	56.06%	(1.89)%
Ratio of net expenses to average net assets	0.76%(e)	0.76%	0.76%	0.76%	0.76%	0.76%
Ratio of net investment income (loss) to average net assets	(0.01)%(e)	0.09%	0.13%	(0.03)%	0.18%	0.47%
Portfolio turnover rate	9%(d)(f)	15%	12%	18%(f)	24%	23%(f)
Net assets, end of period (in thousands)	$4,784,742	$4,610,683	$3,410,508	$3,798,296	$4,268,553	$3,232,510
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Amount rounds to less than $0.01 or $(0.01) per share.
(c)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
The accompanying notes are an integral part of these financial statements.
14Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

Notes to Financial Statements  |  9/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Fundamental Growth Fund (the “Fund”) is one of three portfolios comprising Pioneer Series Trust X (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers five classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date.
Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”).
Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivative risk management program, appoint a derivative
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risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the Fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
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Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
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C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$23,217,939
Long-term capital gains	199,136,944
Total	$222,354,883
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2024:
2024
Distributable earnings/(losses):
Undistributed ordinary income	$2,569,933
Undistributed long-term capital gains	100,390,625
Net unrealized appreciation	4,287,346,271
Total	$4,390,306,829
The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.
18Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $43,591 in underwriting commissions on the sale of Class A shares during the six months ended September 30, 2024.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in
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the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may
20Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
As of the date of this report, a significant portion of the Fund’s net asset value is attributable to net unrealized capital gains on portfolio securities. If the Fund realizes capital gains in excess of realized capital
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2421

losses and any available capital loss carryforwards in any fiscal year, it generally will be required to distribute that excess to shareholders. You may receive distributions that are attributable to appreciation that was present in the Fund’s portfolio securities at the time you made your investment but had not been realized at that time, or that are attributable to capital gains or other income that, although realized by the Fund, had not yet been distributed at the time you made your investment. Unless you purchase shares through a tax-advantaged account (such as an IRA or 401(k) plan), these distributions will be taxable to you. You should consult your tax adviser about the tax consequences of your investment in the Fund.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
For the six months ended September 30, 2024, the Fund had no open repurchase agreements.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion, 0.60% of the next
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$6.5 billion of the Fund’s average daily net assets and 0.55% of the Fund’s average daily net assets over $7.5 billion. For the six months ended September 30, 2024, the effective management fee was equivalent to 0.61% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions and acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.40% of the average daily net assets attributable to Class R. This expense limitation is in effect through August 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement beyond the date referred to above. There is no expense limitation arrangement for Class A, Class C, Class K or Class Y shares.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $641,712 in management fees payable to the Adviser at September 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2024, the Fund paid $224,524 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund did not have a payable for Trustees’ fees and had a payable for administrative expenses of $170,938, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2423

communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended September 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$28,055
Class C	3,082
Class K	4,549
Class R	1,452
Class Y	68,047
Total	$105,185
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $88,043 in distribution fees payable to the Distributor at September 30, 2024.
The Fund also has adopted a separate service plan for Class R shares (“Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six
24Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

months ended September 30, 2024, CDSCs in the amount of $9,372 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended September 30, 2024, the Fund had no borrowings under the credit facility.
7. In-Kind Redemption
In accordance with guidelines described in a Fund's prospectus and in accordance with procedures adopted the Board, a Fund may distribute portfolio securities rather than cash as a payment for a redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain/loss to paid-in capital. During the six months ended September 30, 2024, the Fund recorded a redemption in-kind of portfolio securities and cash that was valued at $174,286,685. The redeeming shareholder received a pro-rata share of the securities held by the Fund. The distribution of such securities generated a realized gain of $153,277,724 for the Fund, which is reflected on the Statement of Operations.
8. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2425

Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
26Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Fundamental Growth Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2427

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
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comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Fund’s Class Y shares was in the fourth quintile relative to its Strategic Insight peer group.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2429

account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to
30Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/24

reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds).   The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Fundamental Growth Fund | Semiannual Report | 9/30/2431

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19434-18-1124

Pioneer Multi-Asset Ultrashort Income Fund
Semiannual Report  |  September 30, 2024

A: MAFRX	C: MCFRX	C2: MAUCX	K: MAUKX	Y: MYFRX

visit us: www.amundi.com/us

Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/241

Schedule of Investments  |  9/30/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 102.1%
	Senior Secured Floating Rate Loan Interests — 1.9% of Net Assets*(a)
	Advertising Sales — 0.0%†
245,481	Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan, 8.96% (Term SOFR + 400 bps), 8/21/28	$ 245,379
1,156,732	Outfront Media Capital LLC (Outfront Media Capital Corp.), Extended Term Loan, 6.595% (Term SOFR + 175 bps), 11/18/26	1,157,888
	Total Advertising Sales	$1,403,267

	Advertising Services — 0.0%†
729,375	Dotdash Meredith, Inc., Term B Loan, 9.301% (Term SOFR + 400 bps), 12/1/28	$ 730,591
	Total Advertising Services	$730,591

	Airlines — 0.0%†
1,187,500	AAdvantage Loyality IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 10.294% (Term SOFR + 475 bps), 4/20/28	$ 1,221,843
	Total Airlines	$1,221,843

	Auto Parts & Equipment — 0.0%†
480,628	IXS Holdings, Inc., Initial Term Loan, 8.954% (Term SOFR + 425 bps), 3/5/27	$ 469,213
	Total Auto Parts & Equipment	$469,213

	Auto-Truck Trailers — 0.0%†
1,462,500	Novae LLC, Tranche B Term Loan, 9.957% (Term SOFR + 500 bps), 12/22/28	$ 1,429,594
	Total Auto-Truck Trailers	$1,429,594

	Batteries/Battery Systems — 0.0%†
488,750	Energizer Holdings, Inc., 2024 Refinancing Term Loan, 6.92% (Term SOFR + 200 bps), 12/22/27	$ 489,972
	Total Batteries/Battery Systems	$489,972

	Beverages — 0.0%†
992,500	Triton Water Holdings, Inc., 2024 First Lien Incremental Term Loan, 8.604% (Term SOFR + 400 bps), 3/31/28	$ 992,810
	Total Beverages	$992,810

The accompanying notes are an integral part of these financial statements.
2Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Building & Construction — 0.1%
3,627,356	Service Logic Acquisition, Inc., Relevant Term Loan, 8.314% (Term SOFR + 350 bps), 10/29/27	$ 3,640,958
	Total Building & Construction	$3,640,958

	Building & Construction Products — 0.0%†
482,500	Cornerstone Building Brands, Inc., Tranche B Term Loan, 8.447% (Term SOFR + 325 bps), 4/12/28	$ 473,453
487,380	LHS Borrower LLC, Initial Term Loan, 9.695% (Term SOFR + 475 bps), 2/16/29	466,463
	Total Building & Construction Products	$939,916

	Building Production — 0.0%†
493,775	Koppers, Inc., Incremental Term B-1 Loan, 8.10% (Term SOFR + 300 bps), 4/10/30	$ 496,552
502,475	Summit Materials LLC, Term B-2 Loan, 7.054% (Term SOFR + 175 bps), 1/12/29	505,122
	Total Building Production	$1,001,674

	Building-Heavy Construction — 0.0%†
1,750,000(b)	Arcosa, Inc., Initial Term Loan, 8/12/31	$ 1,752,188
	Total Building-Heavy Construction	$1,752,188

	Cable & Satellite Television — 0.1%
2,893,401	Charter Communications Operating LLC, Term B-2 Loan, 7.082% (Term SOFR + 175 bps), 2/1/27	$ 2,893,222
741,338	DIRECTV Financing LLC, 2024 Refinancing Term B Loan, 10.21% (Term SOFR + 525 bps), 8/2/29	730,527
972,500	Radiate Holdco LLC, Amendment No. 6 Term B Loan, 8.21% (Term SOFR + 325 bps), 9/25/26	836,871
1,025,000	Virgin Media Bristol LLC, Facility Q, 8.461% (Term SOFR + 325 bps), 1/31/29	982,221
	Total Cable & Satellite Television	$5,442,841

	Casino Services — 0.0%†
1,016,890	Caesars Entertainment, Inc., Incremental Term B1 Loan, 7.595% (Term SOFR + 275 bps), 2/6/31	$ 1,018,240
	Total Casino Services	$1,018,240

	Chemicals-Diversified — 0.1%
353,614	INEOS Quattro Holdings UK Ltd., 2026 Tranche B Dollar Term Loan, 7.71% (Term SOFR + 275 bps), 1/29/26	$ 353,835
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/243

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals-Diversified — (continued)
820,875	Ineos Quattro Holdings UK Ltd., 2029 Tranche B Dollar Term Loan, 9.195% (Term SOFR + 425 bps), 4/2/29	$ 822,927
1,745,625	Ineos US Finance LLC, 2031 Dollar Term Loan, 8.595% (Term SOFR + 375 bps), 2/7/31	1,749,771
	Total Chemicals-Diversified	$2,926,533

	Chemicals-Specialty — 0.1%
2,477,196	Mativ Holdings, Inc., Term B Loan, 8.71% (Term SOFR + 375 bps), 4/20/28	$ 2,480,292
1,269,159	Olympus Water US Holding Corp., Term B-5 Dollar Loan, 8.104% (Term SOFR + 350 bps), 6/20/31	1,270,811
1,719,380	Tronox Finance LLC, 2024-B Term Loan, 7.104% (Term SOFR + 250 bps), 9/30/31	1,718,306
	Total Chemicals-Specialty	$5,469,409

	Commercial Services — 0.1%
2,503,725	PG Polaris Bidco S.a.r.l., Initial Term Loan, 8.104% (Term SOFR + 350 bps), 3/26/31	$ 2,511,236
463,125	Pre-Paid Legal Services, Inc., First Lien Initial Term Loan, 8.71% (Term SOFR + 375 bps), 12/15/28	463,286
1,735,423	Trans Union LLC, 2024 Refinancing Term B-8 Loan, 6.595% (Term SOFR + 175 bps), 6/24/31	1,734,458
623,437	Vestis Corp., Term B-1 Loan, 7.371% (Term SOFR + 225 bps), 2/22/31	620,710
	Total Commercial Services	$5,329,690

	Computer Services — 0.0%†
1,745,625	Ahead DB Holdings LLC, First Lien Term B-3 Loan, 8.104% (Term SOFR + 350 bps), 2/1/31	$ 1,750,171
	Total Computer Services	$1,750,171

	Computer Software — 0.0%†
487,500	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 8.71% (Term SOFR + 375 bps), 10/16/28	$ 457,031
	Total Computer Software	$457,031

	Consulting Services — 0.0%†
1,782,000(b)	First Advantage Holdings LLC, Term B-2 Loan, 9/19/31	$ 1,776,431
	Total Consulting Services	$1,776,431

The accompanying notes are an integral part of these financial statements.
4Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Containers-Paper & Plastic — 0.1%
2,551,421	Berry Global, Inc., Term AA Loan, 7.316% (Term SOFR + 175 bps), 7/1/29	$ 2,562,127
	Total Containers-Paper & Plastic	$2,562,127

	Cruise Lines — 0.0%†
566,400	Carnival Corp., 2024 Term Loan Repricing Advance , 7.595% (Term SOFR + 275 bps), 8/8/27	$ 568,642
	Total Cruise Lines	$568,642

	Diagnostic Equipment — 0.0%†
1,446,412	Curia Global, Inc., First Lien 2021 Term Loan, 9.102% (Term SOFR + 375 bps), 8/30/26	$ 1,381,324
	Total Diagnostic Equipment	$1,381,324

	Direct Marketing — 0.0%†
573,985	Red Ventures LLC (New Imagitas, Inc.), First Lien Term B-4 Loan, 7.845% (Term SOFR + 300 bps), 3/3/30	$ 569,116
	Total Direct Marketing	$569,116

	Disposable Medical Products — 0.0%†
888,200	Medline Borrower LP, Refinancing Term Loan, 7.595% (Term SOFR + 275 bps), 10/23/28	$ 889,523
900,000	Sotera Health Holdings LLC, 2024 Refinancing Term Loan, 8.095% (Term SOFR + 325 bps), 5/30/31	898,313
	Total Disposable Medical Products	$1,787,836

	Distribution & Wholesale — 0.0%†
1,821,415	Windsor Holdings III LLC, 2024 September Dollar Term B Loan, 8.461% (Term SOFR + 350 bps), 8/1/30	$ 1,830,522
	Total Distribution & Wholesale	$1,830,522

	Electric-Generation — 0.1%
1,384,000(b)	Alpha Generation LLC, Term Loan B, 9/19/31	$ 1,385,730
871,555	Eastern Power LLC (Eastern Covert Midco LLC), Term Loan, 10.095% (Term SOFR + 525 bps), 4/3/28	873,553
542,906	Vistra Operations Company LLC, 2018 Incremental Term Loan, 6.845% (Term SOFR + 200 bps), 12/20/30	543,570
	Total Electric-Generation	$2,802,853

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/245

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Enterprise Software & Services — 0.1%
2,094,750	Dayforce, Inc., Initial Term Loan, 7.345% (Term SOFR + 250 bps), 3/3/31	$ 2,096,059
	Total Enterprise Software & Services	$2,096,059

	Entertainment Software — 0.0%†
820,250	Playtika Holding Corp., Term B-1 Loan, 7.71% (Term SOFR + 275 bps), 3/13/28	$ 815,822
	Total Entertainment Software	$815,822

	Finance-Investment Banker — 0.1%
1,435,847	Citadel Securities LP, Term Loan, 7.095% (Term SOFR + 225 bps), 7/29/30	$ 1,436,924
916,750	Hudson River Trading LLC, Term Loan, 8.319% (Term SOFR + 300 bps), 3/20/28	916,607
3,413,402	Jane Street Group LLC, 2024 Repricing Term Loan, 7.46% (Term SOFR + 250 bps), 1/26/28	3,413,402
	Total Finance-Investment Banker	$5,766,933

	Finance-Leasing Company — 0.1%
1,323,144	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.561% (Term SOFR + 150 bps), 2/12/27	$ 1,323,820
1,210,145	Avolon TLB Borrower 1 (US) LLC, Term B-6 Loan, 6.961% (Term SOFR + 200 bps), 6/22/28	1,214,684
1,494,579	Castlelake Aviation One Designated Activity Co., 2023 Incremental Term Loan, 7.697% (Term SOFR + 275 bps), 10/22/27	1,501,741
	Total Finance-Leasing Company	$4,040,245

	Food-Wholesale & Distributions — 0.0%†
736,667	US Foods, Inc. (aka U.S. Foodservice, Inc.), Incremental B-2019 Term Loan, 6.96% (Term SOFR + 200 bps), 9/13/26	$ 737,971
	Total Food-Wholesale & Distributions	$737,971

	Footwear & Related Apparel — 0.0%†
862,500	Crocs, Inc., 2024 Refinancing Term Loan, 7.095% (Term SOFR + 225 bps), 2/19/29	$ 867,172
	Total Footwear & Related Apparel	$867,172

	Gambling (Non-Hotel) — 0.0%†
1,364,687	Flutter Entertainment Plc, Term B Loan, 6.604% (Term SOFR + 200 bps), 11/30/30	$ 1,367,587
	Total Gambling (Non-Hotel)	$1,367,587

The accompanying notes are an integral part of these financial statements.
6Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Hotels & Motels — 0.0%†
995,000	Hilton Grand Vacations Borrower LLC, Amendment No. 4 Term Loan, 7.095% (Term SOFR + 225 bps), 1/17/31	$ 989,610
997,500	Marriott Ownership Resorts, Inc., 2024 Incremental Term Loan, 7.095% (Term SOFR + 225 bps), 4/1/31	996,669
	Total Hotels & Motels	$1,986,279

	Independent Power Producer — 0.0%†
415,500	EFS Cogen Holdings I LLC, Term B Advance, 8.46% (Term SOFR + 350 bps), 10/1/27	$ 416,683
	Total Independent Power Producer	$416,683

	Insurance Brokers — 0.1%
2,412,875	HIG Finance 2 Ltd., 2024 Dollar Term Loan, 8.345% (Term SOFR + 350 bps), 2/15/31	$ 2,417,776
	Total Insurance Brokers	$2,417,776

	Internet Content — 0.0%†
2,055,448	MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental First Lien Term Loan, 9.095% (Term SOFR + 425 bps), 5/3/28	$ 2,044,850
	Total Internet Content	$2,044,850

	Internet Security — 0.0%†
649,167	Gen Digital, Inc., Tranche B-1 Term Loan, 6.595% (Term SOFR + 175 bps), 9/12/29	$ 648,051
	Total Internet Security	$648,051

	Investment Management & Advisory Services — 0.1%
970,069	Edelman Financial Engines Center LLC, 2024 Refinancing Term Loan, 8.095% (Term SOFR + 325 bps), 4/7/28	$ 969,584
1,525,667	Russell Investments US Institutional Holdco, Inc., 2027 Term Loan, 10.252% (Term SOFR + 500 bps), 5/30/27	1,332,670
728,408	Victory Capital Holdings, Inc., Tranche B-2 Term Loan, 7.664% (Term SOFR + 225 bps), 7/1/26	729,546
	Total Investment Management & Advisory Services	$3,031,800

	Medical Diagnostic Imaging — 0.0%†
1,243,622	US Radiology Specialists, Inc., TLB, 9.354% (Term SOFR + 475 bps), 12/15/27	$ 1,245,954
	Total Medical Diagnostic Imaging	$1,245,954

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/247

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Information Systems — 0.0%†
653,571	athenahealth Group, Inc., Initial Term Loan, 8.095% (Term SOFR + 325 bps), 2/15/29	$ 650,507
	Total Medical Information Systems	$650,507

	Medical Labs & Testing Services — 0.1%
2,967,831	Phoenix Guarantor Inc., First Lien Tranche B-4 Term Loan, 8.095% (Term SOFR + 325 bps), 2/21/31	$ 2,963,750
1,309,500	U.S. Anesthesia Partners, Inc., First Lien Initial Term Loan, 9.565% (Term SOFR + 425 bps), 10/1/28	1,284,231
	Total Medical Labs & Testing Services	$4,247,981

	Medical-Drugs — 0.0%†
800,000	Padagis LLC, Term B Loan, 10.326% (Term SOFR + 475 bps), 7/6/28	$ 748,000
	Total Medical-Drugs	$748,000

	Medical-Generic Drugs — 0.0%†
1,243,111	Perrigo Company Plc, Initial Term B Loan, 7.195% (Term SOFR + 225 bps), 4/20/29	$ 1,241,557
	Total Medical-Generic Drugs	$1,241,557

	Medical-Hospitals — 0.0%†
899,938	EyeCare Partners LLC, Tranche B Term Loan, 9.989% (Term SOFR + 461 bps), 11/30/28	$ 653,580
972,490	Knight Health Holdings LLC, Term B Loan, 10.21% (Term SOFR + 525 bps), 12/23/28	562,221
	Total Medical-Hospitals	$1,215,801

	Office Automation & Equipment — 0.0%†
1,051,850	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 8.96% (Term SOFR + 400 bps), 3/17/28	$ 1,053,165
	Total Office Automation & Equipment	$1,053,165

	Pipelines — 0.1%
2,082,843	Buckeye Partners LP, 2024 Tranche B-4 Term Loan, 6.845% (Term SOFR + 200 bps), 11/22/30	$ 2,083,197
1,492,500	NGL Energy Operating LLC, Initial Term Loan, 8.595% (Term SOFR + 375 bps), 2/3/31	1,487,463
1,500,000	WhiteWater DBR Holdco LLC, Initial Term Loan, 7.354% (Term SOFR + 275 bps), 3/3/31	1,500,937
	Total Pipelines	$5,071,597

	Property & Casualty Insurance — 0.1%
1,155,436	Asurion LLC, First Lien New B-12 Term Loan, 9.095% (Term SOFR + 425 bps), 9/19/30	$ 1,137,623
The accompanying notes are an integral part of these financial statements.
8Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
2,608,659	Asurion LLC, New B-11 Term Loan, 9.195% (Term SOFR + 425 bps), 8/19/28	$ 2,573,877
2,254,974	Asurion LLC, New B-9 Term Loan, 8.21% (Term SOFR + 325 bps), 7/31/27	2,225,578
	Total Property & Casualty Insurance	$5,937,078

	Protection-Safety — 0.0%†
1,751,211	Prime Security Services Borrower LLC, 2024 First Lien Refinancing Term B-1 Loan, 7.445% (Term SOFR + 225 bps), 10/13/30	$ 1,751,411
	Total Protection-Safety	$1,751,411

	Publishing — 0.0%†
980,000	Houghton Mifflin Harcourt Co., First Lien Term B Loan, 10.195% (Term SOFR + 525 bps), 4/9/29	$ 955,806
	Total Publishing	$955,806

	Racetracks — 0.0%†
482,500	Churchill Downs Inc., 2021 Incremental Term B Loan, 6.945% (Term SOFR + 200 bps), 3/17/28	$ 475,263
	Total Racetracks	$475,263

	Recreational Centers — 0.1%
2,209,187	Fitness International LLC, Term B Loan, 10.505% (Term SOFR + 525 bps), 2/12/29	$ 2,207,806
	Total Recreational Centers	$2,207,806

	REITS-Storage — 0.0%†
1,026,245	Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, 6.845% (Term SOFR + 200 bps), 1/31/31	$ 1,021,755
	Total REITS-Storage	$1,021,755

	Rental Auto & Equipment — 0.1%
1,910,565	Avis Budget Car Rental LLC, New Tranche B Term Loan, 6.71% (Term SOFR + 175 bps), 8/6/27	$ 1,905,788
1,990,000	United Rentals (North America), Inc., Restatement Term Loan, 6.595% (Term SOFR + 175 bps), 2/14/31	2,006,169
	Total Rental Auto & Equipment	$3,911,957

	Retail — 0.1%
1,125,928	Highline Aftermarket Acquisition LLC, 2024-1 First Lien Refinancing Term Loan, 8.845% (Term SOFR + 400 bps), 11/9/27	$ 1,135,780
938,383	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 8.115% (Term SOFR + 325 bps), 3/3/28	893,940
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/249

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
727,500	PetSmart LLC, Initial Term Loan, 8.695% (Term SOFR + 375 bps), 2/11/28	$ 722,108
726,124	RVR Dealership Holdings LLC, Term Loan, 8.504% (Term SOFR + 375 bps), 2/8/28	648,066
	Total Retail	$3,399,894

	Security Services — 0.1%
3,140,708	Allied Universal Holdco LLC (f/k/a USAGM Holdco LLC), Initial U.S. Dollar Term Loan, 8.695% (Term SOFR + 375 bps), 5/12/28	$ 3,113,814
1,492,386	Garda World Security Corp., Tenth Additional Term Loan, 8.597% (Term SOFR + 350 bps), 2/1/29	1,494,018
	Total Security Services	$4,607,832

	Telephone-Integrated — 0.0%†
933,606	Level 3 Financing, Inc., Term B-1, 11.414% (Term SOFR + 656 bps), 4/15/29	$ 954,125
933,605	Level 3 Financing, Inc., Term B-2, 11.414% (Term SOFR + 656 bps), 4/15/30	954,612
	Total Telephone-Integrated	$1,908,737

	Transportation Services — 0.0%†
1,455,000	Carriage Purchaser, Inc., Term B Loan, 9.21% (Term SOFR + 425 bps), 10/2/28	$ 1,461,366
	Total Transportation Services	$1,461,366

	Total Senior Secured Floating Rate Loan Interests (Cost $119,711,769)	$119,095,487

	Asset Backed Securities — 27.0% of Net Assets
6,576(a)	321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.561% (1 Month Term SOFR + 46 bps), 9/15/45 (144A)	$ 6,558
240,882(a)	321 Henderson Receivables I LLC, Series 2006-2A, Class A1, 5.411% (1 Month Term SOFR + 31 bps), 6/15/41 (144A)	236,380
367,766(a)	321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 5.411% (1 Month Term SOFR + 31 bps), 9/15/41 (144A)	357,752
658,967(a)	321 Henderson Receivables LLC, Series 2005-1A, Class A1, 5.441% (1 Month Term SOFR + 34 bps), 11/15/40 (144A)	654,761
The accompanying notes are an integral part of these financial statements.
10Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,662,501(a)	522 Funding CLO, Ltd., Series 2020-6A, Class X, 6.645% (3 Month Term SOFR + 136 bps), 10/23/34 (144A)	$ 2,662,272
4,000,000(a)	ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class CRR, 11.032% (3 Month Term SOFR + 575 bps), 1/20/36 (144A)	4,107,584
15,560,000(a)	ABPCI Direct Lending Fund CLO VI Ltd., Series 2019-6A, Class A2R, 7.514% (3 Month Term SOFR + 225 bps), 4/27/34 (144A)	15,574,517
2,000,000	ACC Auto Trust, Series 2022-A, Class D, 10.07%, 3/15/29 (144A)	1,966,923
7,244,934	ACHM Mortgage Trust, Series 2024-HE1, Class A, 6.55%, 5/25/39 (144A)	7,436,716
268,369	ACHV ABS Trust, Series 2023-2PL, Class B, 6.88%, 5/20/30 (144A)	268,510
381,019	ACHV ABS Trust, Series 2023-3PL, Class B, 7.17%, 8/19/30 (144A)	382,345
12,802,124	ACM Auto Trust, Series 2023-1A, Class C, 8.59%, 1/22/30 (144A)	12,886,811
6,026,563	ACM Auto Trust, Series 2024-1A, Class A, 7.71%, 1/21/31 (144A)	6,065,117
5,000,000	ACM Auto Trust, Series 2024-1A, Class B, 11.40%, 1/21/31 (144A)	5,233,743
7,143,543(a)	ACREC, Ltd., Series 2021-FL1, Class A, 6.279% (1 Month Term SOFR + 126 bps), 10/16/36 (144A)	7,123,313
12,215,134(a)	ACRES Commercial Realty, Ltd., Series 2021-FL2, Class A, 6.597% (1 Month Term SOFR + 151 bps), 1/15/37 (144A)	12,182,603
8,450,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1A, 6.61%, 1/18/28 (144A)	8,485,422
4,075,000	Affirm Asset Securitization Trust, Series 2023-A, Class 1B, 7.18%, 1/18/28 (144A)	4,094,655
2,045,111	Affirm Asset Securitization Trust, Series 2023-X1, Class A, 7.11%, 11/15/28 (144A)	2,053,332
10,580,000	Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 2/15/29 (144A)	10,718,044
3,800,854	Affirm Asset Securitization Trust, Series 2024-X1, Class A, 6.27%, 5/15/29 (144A)	3,813,401
1,477,778(a)	Allegro CLO XIII, Ltd., Series 2021-1A, Class X, 6.544% (3 Month Term SOFR + 126 bps), 7/20/34 (144A)	1,475,883
1,537,500(a)	Allegro CLO XIV, Ltd., Series 2021-2A, Class X, 6.563% (3 Month Term SOFR + 126 bps), 10/15/34 (144A)	1,537,392
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2411

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
15,757,688	Alterna Funding III LLC, Series 2024-1A, Class A, 6.26%, 5/16/39 (144A)	$ 16,042,746
10,825,000	American Credit Acceptance Receivables Trust, Series 2021-2, Class F, 3.73%, 1/13/28 (144A)	10,754,790
3,080,742	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86%, 10/13/28 (144A)	3,079,019
5,230,000	American Credit Acceptance Receivables Trust, Series 2023-4, Class C, 6.99%, 9/12/30 (144A)	5,384,096
682,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class E, 5.639%, 4/17/52 (144A)	681,675
5,778,000	American Homes 4 Rent Trust, Series 2015-SFR1, Class F, 5.885%, 4/17/52 (144A)	5,767,059
1,044,000	American Homes 4 Rent Trust, Series 2015-SFR2, Class E, 6.07%, 10/17/52 (144A)	1,049,980
1,659,972(a)	Americredit Automobile Receivables Trust, Series 2023-1, Class A2B, 6.071% (SOFR30A + 73 bps), 10/19/26	1,661,085
2,227(a)	Amortizing Residential Collateral Trust, Series 2002-BC5, Class M1, 6.004% (1 Month Term SOFR + 115 bps), 7/25/32	2,447
1,028,000	AMSR Trust, Series 2020-SFR1, Class F, 3.566%, 4/17/37 (144A)	1,014,417
1,750,000	Amur Equipment Finance Receivables IX LLC, Series 2021-1A, Class D, 2.30%, 11/22/27 (144A)	1,737,530
1,560,095	Aqua Finance Trust, Series 2019-A, Class A, 3.14%, 7/16/40 (144A)	1,511,079
1,636,658	Aqua Finance Trust, Series 2020-AA, Class A, 1.90%, 7/17/46 (144A)	1,547,960
3,284,003	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 7/17/46 (144A)	3,030,894
3,000,000(a)	Ares LVII CLO, Ltd., Series 2020-57A, Class XR, 6.546% (3 Month Term SOFR + 126 bps), 1/25/35 (144A)	2,999,850
1,000,000(a)	Ares XXXVR CLO, Ltd., Series 2015-35RA, Class C, 7.463% (3 Month Term SOFR + 216 bps), 7/15/30 (144A)	1,000,746
1,670,051	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class A, 3.93%, 5/15/28 (144A)	1,658,918
8,575,532	Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class A, 6.46%, 4/17/28 (144A)	8,643,143
7,092,575	Ascent Career Funding Trust, Series 2024-1A, Class A, 6.77%, 10/25/32 (144A)	7,109,982
The accompanying notes are an integral part of these financial statements.
12Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
250,000(a)	ASSURANT CLO Ltd., Series 2018-2A, Class D, 8.394% (3 Month Term SOFR + 311 bps), 4/20/31 (144A)	$ 250,187
5,843,882(a)	AUF Funding LLC, Series 2022-1A, Class A1LN, 7.782% (3 Month Term SOFR + 250 bps), 1/20/31 (144A)	5,844,660
2,852,901	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, 12/15/28 (144A)	2,879,858
1,600,000	Avid Automobile Receivables Trust, Series 2021-1, Class F, 5.16%, 10/16/28 (144A)	1,551,839
301,733	Avid Automobile Receivables Trust, Series 2023-1, Class A, 6.63%, 7/15/26 (144A)	301,860
3,000,000	Avid Automobile Receivables Trust, Series 2023-1, Class B, 7.12%, 3/15/27 (144A)	3,007,895
5,500,000(c)	B2R Mortgage Trust, Series 2015-2, Class E, 5.984%, 11/15/48 (144A)	5,466,222
5,800,000(a)	Battery Park CLO, Ltd., Series 2019-1A, Class XR, 6.251% (3 Month Term SOFR + 95 bps), 7/15/36 (144A)	5,801,775
6,814,144(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class A, 6.38% (SOFR30A + 110 bps), 12/26/31 (144A)	6,824,815
1,603,328(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, 6.78% (SOFR30A + 150 bps), 12/26/31 (144A)	1,603,321
5,952,888(a)	Bayview Opportunity Master Fund VII LLC, Series 2024-EDU1, Class A, 6.73% (SOFR30A + 145 bps), 6/25/47 (144A)	5,962,615
2,476,363	Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 6.971%, 7/29/32 (144A)	2,499,373
83,677(a)	Bear Stearns Asset Backed Securities Trust, Series 2001-3, Class A1, 5.869% (1 Month Term SOFR + 101 bps), 10/27/32	83,323
10,000,000(a)(d)	Benefit Street Partners CLO XVII, Ltd., Series 2019-17A, Class XR2, 0.01% (3 Month Term SOFR + 115 bps), 10/15/37 (144A)	10,000,000
277,198	BHG Securitization Trust, Series 2021-B, Class A, 0.90%, 10/17/34 (144A)	274,883
584,223	BHG Securitization Trust, Series 2022-C, Class A, 5.32%, 10/17/35 (144A)	584,091
3,597,266	BHG Securitization Trust, Series 2023-B, Class A, 6.92%, 12/17/36 (144A)	3,748,436
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2413

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,366,399	BHG Securitization Trust, Series 2024-1CON, Class A, 5.81%, 4/17/35 (144A)	$ 4,464,722
93,729(a)	Black Diamond CLO, Ltd., Series 2017-1A, Class A1AR, 6.595% (3 Month Term SOFR + 131 bps), 4/24/29 (144A)	93,710
2,855,277	Blackbird Capital II Aircraft Lease, Ltd., Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	2,630,125
8,550,474	Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30 (144A)	8,657,483
560,002	BOF URSA VI Funding Trust I, Series 2023-CAR1, Class A2, 5.542%, 10/27/31 (144A)	562,951
1,225,524	BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2, 5.542%, 10/27/31 (144A)	1,231,969
2,797,350	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.291%, 7/26/32 (144A)	2,849,406
5,734,000	Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 7/15/27 (144A)	5,825,813
5,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class B1R, 9.051% (3 Month Term SOFR + 375 bps), 1/15/31 (144A)	5,498,146
1,500,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class C1R, 10.801% (3 Month Term SOFR + 550 bps), 1/15/31 (144A)	1,497,084
5,900,000(a)	Brightwood Capital MM CLO, Ltd., Series 2020-1A, Class DR, 11.551% (3 Month Term SOFR + 625 bps), 1/15/31 (144A)	5,882,908
2,782,500(a)	Brightwood Capital MM CLO, Ltd., Series 2023-1A, Class X, 7.579% (3 Month Term SOFR + 225 bps), 10/15/35 (144A)	2,781,671
6,163,506(a)	BRSP, Ltd., Series 2021-FL1, Class A, 6.229% (1 Month Term SOFR + 126 bps), 8/19/38 (144A)	6,134,130
2,000,000(a)	BSPRT Issuer, Ltd., Series 2021-FL7, Class D, 7.961% (1 Month Term SOFR + 286 bps), 12/15/38 (144A)	1,947,986
253,429	BXG Receivables Note Trust, Series 2020-A, Class B, 2.49%, 2/28/36 (144A)	238,998
6,507,837(a)	CAL Receivables LLC, Series 2022-1, Class B, 9.692% (SOFR30A + 435 bps), 10/15/26 (144A)	6,504,571
3,154,285(a)	Capital Four US CLO II, Ltd., Series 2022-1A, Class X, 6.582% (3 Month Term SOFR + 130 bps), 1/20/37 (144A)	3,164,991
784,756	CarNow Auto Receivables Trust, Series 2023-2A, Class A, 7.38%, 1/15/26 (144A)	785,827
8,190,000	CarNow Auto Receivables Trust, Series 2023-2A, Class B, 8.53%, 1/15/27 (144A)	8,284,290
The accompanying notes are an integral part of these financial statements.
14Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
550,404	Cartiga Asset Finance Trust LLC, Series 2023-1, Class A, 7.00%, 3/15/35 (144A)	$ 551,468
2,079,867	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.70%, 10/15/26 (144A)	2,078,111
1,000,000	Carvana Auto Receivables Trust, Series 2021-P2, Class D, 2.02%, 5/10/28	935,668
2,877,577	Carvana Auto Receivables Trust, Series 2022-N1, Class D, 4.13%, 12/11/28 (144A)	2,847,398
3,207,022	Carvana Auto Receivables Trust, Series 2023-N1, Class A, 6.36%, 4/12/27 (144A)	3,217,297
1,290,032	Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41%, 9/10/27 (144A)	1,297,914
7,523,587(a)	CBAM, Ltd., Series 2018-5A, Class A, 6.567% (3 Month Term SOFR + 128 bps), 4/17/31 (144A)	7,531,164
5,441,922(a)	Centerstone SBA Trust, Series 2023-1, Class A, 8.85% (PRIME + 85 bps), 12/27/50 (144A)	5,404,427
4,049,925(a)	Cerberus Loan Funding XXIV LP, Series 2018-3A, Class A1, 6.963% (3 Month Term SOFR + 166 bps), 7/15/30 (144A)	4,051,023
3,521,155(c)	CFMT LLC, Series 2023-HB12, Class A, 4.25%, 4/25/33 (144A)	3,471,229
6,019,842(c)	CFMT LLC, Series 2024-HB13, Class A, 3.00%, 5/25/34 (144A)	5,776,833
2,759,605(a)	Chesapeake Funding II LLC, Series 2023-1A, Class A2, 6.592% (SOFR30A + 125 bps), 5/15/35 (144A)	2,777,075
3,282,709	Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35 (144A)	3,337,643
4,959,928(a)	Chesapeake Funding II LLC, Series 2023-2A, Class A2, 6.442% (SOFR30A + 110 bps), 10/15/35 (144A)	4,986,816
2,495,342(a)	Chesapeake Funding II LLC, Series 2024-1A, Class A2, 6.112% (SOFR30A + 77 bps), 5/15/36 (144A)	2,486,015
1,500,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class C, 8.145% (3 Month Term SOFR + 286 bps), 10/24/33 (144A)	1,514,290
5,000,000(a)	Churchill Middle Market CLO III, Ltd., Series 2021-1A, Class E, 13.705% (3 Month Term SOFR + 842 bps), 10/24/33 (144A)	4,965,170
3,000,000(a)	CIFC Funding, Ltd., Series 2021-7A, Class X, 6.445% (3 Month Term SOFR + 116 bps), 1/23/35 (144A)	2,999,757
3,914,639	ClickLease Equipment Receivables Trust, Series 2024-1, Class A, 6.86%, 2/15/30 (144A)	3,931,931
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2415

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,808,182(a)	College Ave Student Loans LLC, Series 2019-A, Class A1, 6.369% (1 Month Term SOFR + 151 bps), 12/28/48 (144A)	$ 3,803,570
312,335	Commercial Equipment Finance LLC, Series 2021-A, Class A, 2.05%, 2/16/27 (144A)	311,189
3,536,461	Commercial Equipment Finance LLC, Series 2024-1A, Class A, 5.97%, 7/16/29 (144A)	3,583,386
199,006	Commonbond Student Loan Trust, Series 2016-B, Class A1, 2.73%, 10/25/40 (144A)	192,838
43,665(a)	Commonbond Student Loan Trust, Series 2016-B, Class A2, 6.419% (1 Month Term SOFR + 156 bps), 10/25/40 (144A)	43,533
551,238(a)	Commonbond Student Loan Trust, Series 2017-AGS, Class A2, 5.819% (1 Month Term SOFR + 96 bps), 5/25/41 (144A)	545,892
636,707(a)	Commonbond Student Loan Trust, Series 2017-BGS, Class A2, 5.619% (1 Month Term SOFR + 76 bps), 9/25/42 (144A)	622,311
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	62,256
460,514(a)	Commonbond Student Loan Trust, Series 2018-AGS, Class A2, 5.469% (1 Month Term SOFR + 61 bps), 2/25/44 (144A)	453,623
1,074,176(a)	Commonbond Student Loan Trust, Series 2018-BGS, Class A2, 5.539% (1 Month Term SOFR + 68 bps), 9/25/45 (144A)	1,054,622
408,420(a)	Commonbond Student Loan Trust, Series 2018-CGS, Class A2, 5.769% (1 Month Term SOFR + 91 bps), 2/25/46 (144A)	402,974
735,692(a)	Commonbond Student Loan Trust, Series 2019-AGS, Class A2, 5.869% (1 Month Term SOFR + 101 bps), 1/25/47 (144A)	725,202
607,221	Conn's Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 1/16/29 (144A)	606,977
8,422,503	CP EF Asset Securitization II LLC, Series 2023-1A, Class A, 7.48%, 3/15/32 (144A)	8,561,045
1,053,682	Credito Real USA Auto Receivables Trust, Series 2021-1A, Class B, 2.87%, 2/16/27 (144A)	1,051,955
1,440,000(a)	Crown Point CLO IV, Ltd., Series 2018-4A, Class C, 7.444% (3 Month Term SOFR + 216 bps), 4/20/31 (144A)	1,437,738
10,675,000(a)	Deerpath Capital CLO, Ltd., Series 2021-1A, Class A1R, 7.121% (3 Month Term SOFR + 180 bps), 7/15/36 (144A)	10,669,107
The accompanying notes are an integral part of these financial statements.
16Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
78	Delta Funding Home Equity Loan Trust, Series 1997-2, Class A6, 7.04%, 6/25/27	$ 35
2,500,000	Dext ABS LLC, Series 2021-1, Class B, 1.76%, 2/15/28 (144A)	2,473,055
1,419,144	Dext ABS LLC, Series 2023-1, Class A2, 5.99%, 3/15/32 (144A)	1,428,034
7,778,096	Dext ABS LLC, Series 2023-2, Class A2, 6.56%, 5/15/34 (144A)	7,872,084
3,858,790(a)	Dryden 53 CLO, Ltd., Series 2017-53A, Class A, 6.683% (3 Month Term SOFR + 138 bps), 1/15/31 (144A)	3,867,275
14,583,152	DT Auto Owner Trust, Series 2020-2A, Class E, 7.17%, 6/15/27 (144A)	14,593,570
4,200,000(a)	Elevation CLO, Ltd., Series 2021-12A, Class XR, 6.382% (3 Month Term SOFR + 110 bps), 4/20/37 (144A)	4,200,811
4,900,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class B, 7.544% (3 Month Term SOFR + 226 bps), 7/20/30 (144A)	4,898,878
6,500,000(a)	Ellington CLO III, Ltd., Series 2018-3A, Class C, 7.794% (3 Month Term SOFR + 251 bps), 7/20/30 (144A)	6,484,348
880,171(a)	Ellington CLO IV, Ltd., Series 2019-4A, Class CR, 8.313% (3 Month Term SOFR + 301 bps), 4/15/29 (144A)	879,076
1,382,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class D, 8.03%, 4/6/29	1,453,983
4,474,337	FHF Issuer Trust, Series 2023-2A, Class A2, 6.79%, 10/15/29 (144A)	4,568,254
859,996	FHF Trust, Series 2021-1A, Class A, 1.27%, 3/15/27 (144A)	856,077
480,217	FHF Trust, Series 2021-2A, Class A, 0.83%, 12/15/26 (144A)	474,259
3,556,266	FHF Trust, Series 2023-1A, Class A2, 6.57%, 6/15/28 (144A)	3,607,609
8,555,889(c)	FIGRE Trust, Series 2024-HE2, Class A, 6.38%, 5/25/54 (144A)	8,759,710
5,143,151(c)	FIGRE Trust, Series 2024-HE3, Class A, 5.937%, 7/25/54 (144A)	5,252,602
1,549,983	First Investors Auto Owner Trust, Series 2022-2A, Class A, 6.26%, 7/15/27 (144A)	1,559,029
1,409,778	Flagship Credit Auto Trust, Series 2023-1, Class A2, 5.38%, 12/15/26 (144A)	1,410,282
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2417

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,815,497	Flagship Credit Auto Trust, Series 2024-1, Class A2, 5.64%, 3/15/28 (144A)	$ 5,857,288
3,600,000(a)	Flatiron CLO 21, Ltd., Series 2021-1A, Class XR, 6.194% (3 Month Term SOFR + 110 bps), 10/19/37 (144A)	3,599,978
559,669(a)	Ford Credit Auto Owner Trust, Series 2023-A, Class A2B, 6.062% (SOFR30A + 72 bps), 3/15/26	559,892
4,100,000(a)	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A2, 6.592% (SOFR30A + 125 bps), 5/15/28 (144A)	4,142,226
1,000,000	Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class B, 5.31%, 5/15/28 (144A)	1,011,300
5,000,000(a)	Fort Washington CLO, Series 2019-1A, Class AR, 6.674% (3 Month Term SOFR + 139 bps), 10/20/32 (144A)	5,003,245
10,920,000(a)	Fortress Credit Opportunities IX CLO, Ltd., Series 2017-9A, Class A1TR, 7.113% (3 Month Term SOFR + 181 bps), 10/15/33 (144A)	10,936,577
42,716(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class A, 6.671% (3 Month Term SOFR + 137 bps), 1/15/30 (144A)	42,695
7,000,000(a)	Fortress Credit Opportunities XVII CLO, Ltd., Series 2022-17A, Class C, 7.951% (3 Month Term SOFR + 265 bps), 1/15/30 (144A)	6,985,216
3,190,327	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	2,973,563
1,732,691	Foundation Finance Trust, Series 2021-2A, Class A, 2.19%, 1/15/42 (144A)	1,629,104
240,008	Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A2, 5.43%, 10/15/26 (144A)	240,038
553,207	Freed ABS Trust, Series 2021-3FP, Class D, 2.37%, 11/20/28 (144A)	544,856
7,626,350	Genesis Sales Finance Master Trust, Series 2021-AA, Class A, 1.20%, 12/21/26 (144A)	7,550,300
1,000,000	Genesis Sales Finance Master Trust, Series 2021-AA, Class D, 2.09%, 12/21/26 (144A)	953,313
4,300,000	GLS Auto Receivables Issuer Trust, Series 2022-3A, Class D, 6.42%, 6/15/28 (144A)	4,382,046
2,695,000	GLS Auto Receivables Issuer Trust, Series 2023-1A, Class D, 7.01%, 1/16/29 (144A)	2,787,312
2,067,726	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class A2, 5.70%, 1/15/27 (144A)	2,070,298
3,190,000	GLS Auto Receivables Issuer Trust, Series 2023-4A, Class C, 6.65%, 8/15/29 (144A)	3,296,428
The accompanying notes are an integral part of these financial statements.
18Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,360,636	GLS Auto Select Receivables Trust, Series 2023-1A, Class A2, 6.27%, 8/16/27 (144A)	$ 2,376,344
4,561,467	GLS Auto Select Receivables Trust, Series 2023-2A, Class A2, 6.37%, 6/15/28 (144A)	4,628,594
2,520,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class C, 5.69%, 3/15/30 (144A)	2,576,781
1,935,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.43%, 1/15/31 (144A)	2,007,339
5,500,000(a)	GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A2, 6.492% (SOFR30A + 115 bps), 6/15/28 (144A)	5,548,185
500,000(a)	Goldentree Loan Management US CLO 1, Ltd., Series 2017-1A, Class ER2, 12.044% (3 Month Term SOFR + 676 bps), 4/20/34 (144A)	506,865
3,150,000(a)	Goldentree Loan Management US CLO 10, Ltd., Series 2021-10A, Class XR, 5.899% (3 Month Term SOFR + 105 bps), 10/20/37 (144A)	3,150,000
2,286,408(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class AR, 7.104% (3 Month Term SOFR + 186 bps), 11/5/29 (144A)	2,288,290
14,166,000(a)	Golub Capital Partners CLO 24M-R, Ltd., Series 2015-24A, Class BR, 7.504% (3 Month Term SOFR + 226 bps), 11/5/29 (144A)	14,180,718
3,671,458(a)	Golub Capital Partners CLO 25M, Ltd., Series 2015-25A, Class AR, 6.884% (3 Month Term SOFR + 164 bps), 5/5/30 (144A)	3,670,533
1,292,373(a)	Golub Capital Partners CLO 31M, Ltd., Series 2016-31A, Class A1R, 6.924% (3 Month Term SOFR + 168 bps), 8/5/30 (144A)	1,292,373
18,620,000(a)	Golub Capital Partners CLO 36m, Ltd., Series 2018-36A, Class B, 7.154% (3 Month Term SOFR + 191 bps), 2/5/31 (144A)	18,613,837
11,385,000(a)	Golub Capital Partners CLO 54M L.P, Series 2021-54A, Class A, 7.034% (3 Month Term SOFR + 179 bps), 8/5/33 (144A)	11,406,973
5,500,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class A1R, 6.795% (3 Month Term SOFR + 145 bps), 7/25/33 (144A)	5,510,719
7,990,000(a)	Golub Capital Partners Short Duration, Series 2022-1A, Class CR, 8.095% (3 Month Term SOFR + 275 bps), 7/25/33 (144A)	8,008,377
14,949,372(a)	Gracie Point International Funding, Series 2023-1A, Class A, 7.319% (SOFR90A + 195 bps), 9/1/26 (144A)	15,037,769
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2419

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class C, 8.469% (SOFR90A + 310 bps), 9/1/26 (144A)	$ 5,213,613
3,163,000(a)	Gracie Point International Funding, Series 2023-1A, Class D, 9.869% (SOFR90A + 450 bps), 9/1/26 (144A)	3,197,925
3,189,601(a)	Gracie Point International Funding, Series 2023-2A, Class A, 7.619% (SOFR90A + 225 bps), 3/1/27 (144A)	3,197,615
5,000,000(a)	Gracie Point International Funding LLC, Series 2024-1A, Class A, 7.068% (SOFR90A + 170 bps), 3/1/28 (144A)	5,016,736
6,394,508	Granite Park Equipment Leasing LLC, Series 2023-1A, Class A2, 6.51%, 5/20/30 (144A)	6,477,412
1,760,000(a)	Great Lakes CLO VI LLC, Series 2021-6A, Class AX, 6.763% (3 Month Term SOFR + 146 bps), 1/15/34 (144A)	1,759,071
6,072,269(a)	Harvest SBA Loan Trust, Series 2023-1, Class A, 8.642% (SOFR30A + 325 bps), 10/25/50 (144A)	6,063,539
6,410,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class B, 2.19%, 6/25/26 (144A)	6,287,788
1,845,448(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class A, 6.211% (1 Month Term SOFR + 111 bps), 9/17/36 (144A)	1,839,618
5,141,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	2,827,550
2,050,000	HOA Funding LLC - HOA, Series 2021-1A, Class B, 7.432%, 8/20/51 (144A)	205,000
4,000,000(a)	ICG US CLO, Ltd., Series 2017-1A, Class ERR, 12.885% (3 Month Term SOFR + 762 bps), 7/28/34 (144A)	3,445,936
2,656,803(a)	Invitation Homes Trust, Series 2018-SFR4, Class A, 6.311% (1 Month Term SOFR + 121 bps), 1/17/38 (144A)	2,657,977
1,687,500(a)	Ivy Hill Middle Market Credit Fund IX, Ltd., Series 9A, Class XRR, 6.483% (3 Month Term SOFR + 120 bps), 4/23/34 (144A)	1,686,572
7,000,000(a)	Ivy Hill Middle Market Credit Fund XII, Ltd., Series 12A, Class A1TR, 7.144% (3 Month Term SOFR + 186 bps), 7/20/33 (144A)	7,010,752
6,736,696(a)	JP Morgan Mortgage Trust, Series 2023-HE1, Class A1, 7.095% (SOFR30A + 175 bps), 11/25/53 (144A)	6,791,107
The accompanying notes are an integral part of these financial statements.
20Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
13,978,923(a)	JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.045% (SOFR30A + 170 bps), 3/25/54 (144A)	$ 14,095,479
9,151,776(a)	JP Morgan Mortgage Trust, Series 2023-HE3, Class A1, 6.946% (SOFR30A + 160 bps), 5/25/54 (144A)	9,215,851
11,296,729(a)	JP Morgan Mortgage Trust, Series 2024-HE2, Class A1, 6.546% (SOFR30A + 120 bps), 10/20/54 (144A)	11,314,623
18,840,000(a)	JP Morgan Mortgage Trust Series, Series 2024-HE3, Class A1, 6.413% (SOFR30A + 120 bps), 2/25/55 (144A)	18,840,000
1,509,360	JPMorgan Chase Bank N.A. - CACLN, Series 2021-1, Class F, 4.28%, 9/25/28 (144A)	1,508,013
192,802	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class B, 0.889%, 12/26/28 (144A)	191,948
17,352	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class C, 0.969%, 12/26/28 (144A)	17,276
34,276	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class D, 1.138%, 12/26/28 (144A)	34,129
148,869	JPMorgan Chase Bank N.A. - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29 (144A)	146,809
20,280,000(a)	Kinetic Advantage Master Owner Trust, Series 2024-1A, Class A, 7.992% (SOFR30A + 265 bps), 11/15/27 (144A)	20,346,608
3,950,746	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.40%, 2/17/26 (144A)	3,955,345
1,004,525	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.68%, 10/15/26 (144A)	1,005,358
2,154,799	LAD Auto Receivables Trust, Series 2024-1A, Class A2, 5.44%, 11/16/26 (144A)	2,158,064
3,077,072(a)	LCM XVIII LP, Series 18A, Class A1R, 6.564% (3 Month Term SOFR + 128 bps), 4/20/31 (144A)	3,079,564
8,978,353	Lendbuzz Securitization Trust, Series 2023-3A, Class A2, 7.50%, 12/15/28 (144A)	9,203,557
10,916,352	Lendbuzz Securitization Trust, Series 2024-1A, Class A2, 6.19%, 8/15/29 (144A)	11,038,769
10,000,000	Lendbuzz Securitization Trust, Series 2024-2A, Class A2, 5.99%, 5/15/29 (144A)	10,124,096
677,488	Lendingpoint Asset Securitization Trust, Series 2022-C, Class A, 6.56%, 2/15/30 (144A)	677,670
345,363	LendingPoint Pass-Through Trust, Series 2022-ST1, Class A, 2.50%, 3/15/28 (144A)	333,805
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2421

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
4,424,501	LFS LLC, Series 2023-A, Class A, 7.173%, 7/15/35 (144A)	$ 4,454,375
3,859,300	Libra Solutions LLC, Series 2023-1A, Class A, 7.00%, 2/15/35 (144A)	3,870,399
1,882,513	Libra Solutions LLC, Series 2023-1A, Class B, 10.25%, 2/15/35 (144A)	1,891,925
1,193,901	Lobel Automobile Receivables Trust, Series 2023-1, Class A, 6.97%, 7/15/26 (144A)	1,197,019
2,493,939	Lobel Automobile Receivables Trust, Series 2023-2, Class A, 7.59%, 4/16/29 (144A)	2,521,578
1,293,898	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.636%, 10/15/46 (144A)	1,184,732
1,250,000(a)	Madison Park Funding XXIX LTD, Series 2018-29A, Class D, 8.541% (3 Month Term SOFR + 326 bps), 10/18/30 (144A)	1,244,674
6,000,000(a)	Magnetite XXII, Ltd., Series 2019-22A, Class X, 6.276% (3 Month Term SOFR + 100 bps), 7/15/36 (144A)	5,999,544
4,000,000(a)	Magnetite XXXV, Ltd., Series 2022-35A, Class XR, 6.485% (3 Month Term SOFR + 120 bps), 10/25/36 (144A)	4,009,500
433,333(a)	Marble Point Clo XXV, Ltd., Series 2022-2A, Class X, 6.832% (3 Month Term SOFR + 155 bps), 10/20/36 (144A)	433,310
1,169,396	Marlette Funding Trust, Series 2023-2A, Class A, 6.04%, 6/15/33 (144A)	1,169,734
541,330	Marlette Funding Trust, Series 2023-3A, Class A, 6.49%, 9/15/33 (144A)	541,902
7,520,170	Marlette Funding Trust, Series 2024-1A, Class A, 5.95%, 7/17/34 (144A)	7,565,097
2,500,000(a)	MCF CLO VII LLC, Series 2017-3A, Class ER, 14.694% (3 Month Term SOFR + 941 bps), 7/20/33 (144A)	2,483,857
9,590,331	Merchants Fleet Funding LLC, Series 2023-1A, Class A, 7.21%, 5/20/36 (144A)	9,709,925
12,000,000	Mercury Financial Credit Card Master Trust, Series 2023-1A, Class A, 8.04%, 9/20/27 (144A)	12,058,391
10,660,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56%, 7/20/29 (144A)	10,862,914
9,680,000	Mercury Financial Credit Card Master Trust, Series 2024-2A, Class C, 10.42%, 7/20/29 (144A)	9,854,779
2,438,309(a)	MF1, Ltd., Series 2020-FL4, Class A, 6.897% (1 Month Term SOFR + 181 bps), 12/15/35 (144A)	2,439,960
The accompanying notes are an integral part of these financial statements.
22Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
8,290,000(a)	MidOcean Credit CLO XI, Ltd., Series 2022-11A, Class A1R, 7.009% (3 Month Term SOFR + 173 bps), 10/18/33 (144A)	$ 8,302,170
9,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23%, 7/17/28 (144A)	9,588,084
2,500,000	Mission Lane Credit Card Master Trust, Series 2023-A, Class C, 10.03%, 7/17/28 (144A)	2,533,789
19,710,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.69%, 11/15/28 (144A)	19,998,728
10,960,000(a)	Monroe Capital Mml CLO XII, Ltd., Series 2021-2A, Class A1, 6.708% (3 Month Term SOFR + 176 bps), 9/14/33 (144A)	10,971,508
5,000,000(a)	Monroe Capital MML CLO XIII, Ltd., Series 2022-1A, Class A1N, 6.751% (3 Month Term SOFR + 168 bps), 2/24/34 (144A)	5,001,465
25,014(a)	Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4, 5.529% (1 Month Term SOFR + 67 bps), 2/25/36	24,901
750,000(a)	Mountain View CLO XVII, Ltd., Series 2023-1A, Class X, 7.001% (3 Month Term SOFR + 170 bps), 9/14/36 (144A)	749,932
1,144,345	MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41 (144A)	1,086,970
550,627	MVW Owner Trust, Series 2019-1A, Class A, 2.89%, 11/20/36 (144A)	543,753
904,687(a)	National Collegiate Trust, Series 2007-A, Class A, 5.264% (1 Month USD LIBOR + 30 bps), 5/25/31 (144A)	882,294
618,714	Navient Private Education Refi Loan Trust, Series 2021-CA, Class A, 1.06%, 10/15/69 (144A)	557,504
2,521,443(a)	Navient Student Loan Trust, Series 2021-1A, Class A1B, 5.995% (SOFR30A + 71 bps), 12/26/69 (144A)	2,490,475
2,453,075(a)	Nelnet Student Loan Trust, Series 2005-2, Class A5, 5.733% (SOFR90A + 36 bps), 3/23/37	2,431,549
676,827	Nelnet Student Loan Trust, Series 2021-A, Class APT2, 1.36%, 4/20/62 (144A)	627,798
3,463,677(a)	Nelnet Student Loan Trust, Series 2021-DA, Class AFL, 5.765% (1 Month Term SOFR + 80 bps), 4/20/62 (144A)	3,434,885
1,750,000(a)	Neuberger Berman CLO XXI, Ltd., Series 2016-21A, Class XR2, 6.444% (3 Month Term SOFR + 116 bps), 4/20/34 (144A)	1,749,855
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2423

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,700,000(a)	Newday Funding Master Issuer Plc - Series, Series 2023-1A, Class A2, 6.769% (SOFR + 175 bps), 11/15/31 (144A)	$ 5,757,719
739,206(a)	Newtek Small Business Loan Trust, Series 2018-1, Class A, 7.45% (PRIME - 55 bps), 2/25/44 (144A)	735,081
739,206(a)	Newtek Small Business Loan Trust, Series 2018-1, Class B, 8.75% (PRIME + 75 bps), 2/25/44 (144A)	736,005
1,462,983(a)	Newtek Small Business Loan Trust, Series 2019-1, Class A, 7.10% (PRIME - 90 bps), 12/25/44 (144A)	1,453,070
312,103(a)	Newtek Small Business Loan Trust, Series 2019-1, Class B, 8.25% (PRIME + 25 bps), 12/25/44 (144A)	309,366
2,235,735(a)	Newtek Small Business Loan Trust, Series 2021-1, Class A, 7.75% (PRIME - 25 bps), 12/25/48 (144A)	2,197,766
3,461,660(a)	Newtek Small Business Loan Trust, Series 2023-1, Class A, 7.50% (PRIME - 50 bps), 7/25/50 (144A)	3,445,707
6,220,000(a)	NextGear Floorplan Master Owner Trust, Series 2024-1A, Class A1, 6.242% (SOFR30A + 90 bps), 3/15/29 (144A)	6,256,043
3,807,000	NMEF Funding LLC, Series 2021-A, Class D, 5.78%, 12/15/27 (144A)	3,806,520
4,909,317	NMEF Funding LLC, Series 2023-A, Class A2, 6.57%, 6/17/30 (144A)	4,981,744
3,000,000(a)	Northwoods Capital XI-B, Ltd., Series 2018-11BA, Class XR, 6.479% (3 Month Term SOFR + 120 bps), 7/19/37 (144A)	2,984,400
59,020(a)	NovaStar Mortgage Funding Trust, Series 2003-1, Class A2, 5.749% (1 Month Term SOFR + 89 bps), 5/25/33	57,614
3,000,000(a)	OCP CLO, Ltd., Series 2017-14A, Class XR, 5.841% (3 Month Term SOFR + 110 bps), 7/20/37 (144A)	2,999,382
4,700,000(a)	Octagon Investment Partners 49, Ltd., Series 2020-5A, Class X, 6.351% (3 Month Term SOFR + 105 bps), 4/15/37 (144A)	4,700,183
2,750,000	Octane Receivables Trust, Series 2021-1A, Class C, 2.23%, 11/20/28 (144A)	2,683,310
127,758	Octane Receivables Trust, Series 2021-2A, Class A, 1.21%, 9/20/28 (144A)	126,260
16,545	Octane Receivables Trust, Series 2022-1A, Class A2, 4.18%, 3/20/28 (144A)	16,501
2,813,000	Octane Receivables Trust, Series 2022-1A, Class D, 5.54%, 2/20/29 (144A)	2,837,051
1,654,176	Octane Receivables Trust, Series 2023-1A, Class A, 5.87%, 5/21/29 (144A)	1,662,896
The accompanying notes are an integral part of these financial statements.
24Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
5,142,550	Octane Receivables Trust, Series 2023-2A, Class A2, 5.88%, 6/20/31 (144A)	$ 5,169,024
5,611,905	Octane Receivables Trust, Series 2023-3A, Class A2, 6.44%, 3/20/29 (144A)	5,696,762
1,286,902	Oportun Funding XIV LLC, Series 2021-A, Class B, 1.76%, 3/8/28 (144A)	1,260,351
643,451	Oportun Funding XIV LLC, Series 2021-A, Class D, 5.40%, 3/8/28 (144A)	623,366
10,000,000	Oportun Issuance Trust, Series 2021-C, Class A, 2.18%, 10/8/31 (144A)	9,703,489
1,868,953	Oportun Issuance Trust, Series 2024-1A, Class A, 6.334%, 4/8/31 (144A)	1,873,993
2,590,000	Oportun Issuance Trust, Series 2024-1A, Class B, 6.546%, 4/8/31 (144A)	2,611,417
3,250,000	Oportun Issuance Trust, Series 2024-2, Class A, 5.86%, 2/9/32 (144A)	3,256,399
3,240,000	Oportun Issuance Trust, Series 2024-2, Class B, 5.83%, 2/9/32 (144A)	3,258,609
4,000,000(a)	OSD CLO, Ltd., Series 2021-23A, Class D, 8.497% (3 Month Term SOFR + 321 bps), 4/17/31 (144A)	4,002,028
11,000,000(a)	Owl Rock CLO II, Ltd., Series 2019-2A, Class ALR, 7.094% (3 Month Term SOFR + 181 bps), 4/20/33 (144A)	11,011,913
2,600,000(a)	Owl Rock CLO IV, Ltd., Series 2020-4A, Class A1R, 6.99% (3 Month Term SOFR + 186 bps), 8/20/33 (144A)	2,597,405
8,250,000	Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/32 (144A)	8,393,032
6,333,550	Oxford Finance Funding LLC, Series 2022-1A, Class B, 4.096%, 2/15/30 (144A)	6,145,259
3,932,520	Pagaya AI Debt Grantor Trust, Series 2024-5, Class A, 6.278%, 10/15/31 (144A)	3,970,553
3,943,751	Pagaya AI Debt Trust, Series 2022-5, Class A, 8.096%, 6/17/30 (144A)	3,988,896
4,262,921	Pagaya AI Debt Trust, Series 2023-1, Class A, 7.556%, 7/15/30 (144A)	4,278,080
8,612,116	Pagaya AI Debt Trust, Series 2023-3, Class A, 7.60%, 12/16/30 (144A)	8,663,418
1,692,997	Pagaya AI Debt Trust, Series 2023-5, Class A, 7.179%, 4/15/31 (144A)	1,695,641
1,051,060(c)	Pagaya AI Debt Trust, Series 2023-5, Class AB, 7.421%, 4/15/31 (144A)	1,057,070
2,249,981	Pagaya AI Debt Trust, Series 2023-5, Class B, 7.625%, 4/15/31 (144A)	2,268,254
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2425

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
16,943,686	Pagaya AI Debt Trust, Series 2023-7, Class B, 7.549%, 7/15/31 (144A)	$ 17,082,284
3,199,386	Pagaya AI Debt Trust, Series 2024-1, Class A, 6.66%, 7/15/31 (144A)	3,254,224
11,571,715	Pagaya AI Debt Trust, Series 2024-1, Class B, 7.109%, 7/15/31 (144A)	11,771,996
2,202,178	Pagaya AI Debt Trust, Series 2024-2, Class A, 6.319%, 8/15/31 (144A)	2,231,489
2,052,574(c)	Pagaya AI Debt Trust, Series 2024-2, Class AB, 6.438%, 8/15/31 (144A)	2,075,727
11,994,665	Pagaya AI Debt Trust, Series 2024-2, Class B, 6.611%, 8/15/31 (144A)	12,125,166
4,080,205	Pagaya AI Debt Trust, Series 2024-3, Class A, 6.258%, 10/15/31 (144A)	4,121,383
16,500,000	Pagaya AI Debt Trust, Series 2024-3, Class B, 6.571%, 10/15/31 (144A)	16,697,020
1,789,474(a)	Palmer Square CLO, Ltd., Series 2020-3A, Class X, 6.318% (3 Month Term SOFR + 120 bps), 11/15/36 (144A)	1,794,736
1,250,000(a)	Palmer Square Loan Funding, Ltd., Series 2021-2A, Class D, 10.39% (3 Month Term SOFR + 526 bps), 5/20/29 (144A)	1,247,407
7,507,583(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class A1, 6.351% (3 Month Term SOFR + 105 bps), 4/15/30 (144A)	7,510,594
3,250,000	Pawneee Equipment Receivables Series LLC, Series 2021-1, Class D, 2.75%, 7/15/27 (144A)	3,143,190
2,038,631	PEAR LLC, Series 2021-1, Class A, 2.60%, 1/15/34 (144A)	1,997,668
3,000,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	2,463,600
3,294,863	PEAR LLC, Series 2022-1, Class A2, 7.25%, 10/15/34 (144A)	3,352,710
10,128,232	PEAR LLC, Series 2023-1, Class A, 7.42%, 7/15/35 (144A)	10,282,352
7,358,135	PEAR LLC, Series 2024-1, Class A, 6.95%, 2/15/36 (144A)	7,494,535
4,000,000(a)	Pennantpark CLO IX LLC, Series 2024-9A, Class A2, 7.635% (3 Month Term SOFR + 235 bps), 4/20/37 (144A)	4,011,048
5,350,000	Post Road Equipment Finance LLC, Series 2024-1A, Class A2, 5.59%, 11/15/29 (144A)	5,401,336
1,119,110	Prestige Auto Receivables Trust, Series 2023-1A, Class A2, 5.88%, 3/16/26 (144A)	1,119,441
The accompanying notes are an integral part of these financial statements.
26Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
2,258,006(a)	Prodigy Finance CMDAC, Series 2021-1A, Class A, 6.219% (1 Month Term SOFR + 136 bps), 7/25/51 (144A)	$ 2,249,265
3,020,082	Prosper Marketplace Issuance Trust, Series 2023-1A, Class A, 7.06%, 7/16/29 (144A)	3,032,287
7,750,000	Purchasing Power Funding LLC, Series 2024-A, Class A, 5.89%, 8/15/28 (144A)	7,862,497
3,400,000(a)	Rad CLO 3, Ltd., Series 2019-3A, Class XR2, 6.38% (3 Month Term SOFR + 105 bps), 7/15/37 (144A)	3,401,010
8,150,437	Reach Abs Trust, Series 2024-1A, Class A, 6.30%, 2/18/31 (144A)	8,204,500
12,300,000	Reach Abs Trust, Series 2024-1A, Class B, 6.29%, 2/18/31 (144A)	12,540,744
2,987,046	Reach ABS Trust, Series 2023-1A, Class A, 7.05%, 2/18/31 (144A)	2,998,265
6,227,150	Reach ABS Trust, Series 2024-2A, Class A, 5.88%, 7/15/31 (144A)	6,266,085
2,938,092(a)	ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A, 7.50% (PRIME - 50 bps), 12/27/44 (144A)	2,932,042
10,112,646(a)	ReadyCap Lending Small Business Loan Trust, Series 2023-3, Class A, 8.07% (PRIME + 7 bps), 4/25/48 (144A)	10,332,080
3,900,000(a)	Regatta IX Funding, Ltd., Series 2017-1A, Class XR, 6.367% (3 Month Term SOFR + 105 bps), 4/17/37 (144A)	3,900,499
1,106,274(a)	Regatta VI Funding, Ltd., Series 2016-1A, Class XR, 6.344% (3 Month Term SOFR + 106 bps), 4/20/34 (144A)	1,106,184
1,852,941(a)	Regatta VII Funding, Ltd., Series 2016-1A, Class X, 5.925% (3 Month Term SOFR + 111 bps), 6/20/34 (144A)	1,850,610
5,300,000(a)	Regatta X Funding, Ltd., Series 2017-3A, Class X, 6.329% (3 Month Term SOFR + 100 bps), 7/17/37 (144A)	5,300,737
2,500,000(a)	Regatta XXIII Funding, Ltd., Series 2021-4A, Class X, 6.494% (3 Month Term SOFR + 121 bps), 1/20/35 (144A)	2,499,875
21,964	Republic Finance Issuance Trust, Series 2020-A, Class A, 2.47%, 11/20/30 (144A)	21,927
9,038,396	Research-Driven Pagaya Motor Asset Trust, Series 2023-4A, Class A, 7.54%, 3/25/32 (144A)	9,185,201
313,910(c)	RMF Buyout Issuance Trust, Series 2021-HB1, Class A, 1.259%, 11/25/31 (144A)	310,907
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2427

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,098,333(a)	Rockford Tower CLO, Ltd., Series 2018-1A, Class A, 6.49% (3 Month Term SOFR + 136 bps), 5/20/31 (144A)	$ 1,100,026
7,500,000(a)	Rosy Blue Carat SCS, Series 2018-1, Class A2R, 9.129% (1 Month Term SOFR + 411 bps), 3/15/30 (144A)	7,584,000
7,923,985	SAFCO Auto Receivables Trust, Series 2024-1A, Class A, 6.51%, 3/20/28 (144A)	7,976,848
1,500,000	SAFCO Auto Receivables Trust, Series 2024-1A, Class B, 6.31%, 11/20/28 (144A)	1,524,223
5,269,470	Santander Bank Auto Credit-Linked Notes, Series 2022-A, Class B, 5.281%, 5/15/32 (144A)	5,266,294
881,287	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class B, 5.721%, 8/16/32 (144A)	881,951
616,901	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class D, 6.793%, 8/16/32 (144A)	617,884
3,245,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	3,360,490
194,894	Santander Bank N.A. - SBCLN, Series 2021-1A, Class B, 1.833%, 12/15/31 (144A)	194,197
522,165	Santander Consumer Auto Receivables Trust, Series 2021-CA, Class C, 2.97%, 6/15/28 (144A)	514,187
1,677,208	Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27	1,667,914
229,424	Santander Drive Auto Receivables Trust, Series 2022-4, Class A3, 4.14%, 2/16/27	229,216
1,977,874	Santander Drive Auto Receivables Trust, Series 2023-5, Class A2, 6.31%, 7/15/27	1,984,078
8,500,000	SCF Equipment Leasing LLC, Series 2024-1A, Class A2, 5.88%, 11/20/29 (144A)	8,578,990
247,435	Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class A, 0.99%, 11/20/37 (144A)	238,699
1,200,000(a)	Silver Rock CLO II, Ltd., Series 2021-2A, Class X, 6.594% (3 Month Term SOFR + 131 bps), 1/20/35 (144A)	1,199,903
4,000,000(a)	Silver Rock CLO IV, Ltd., Series 2024-4A, Class X, 5.437% (3 Month Term SOFR + 120 bps), 10/20/37 (144A)	4,000,000
4,000,000(a)	Sixth Street CLO IX, Ltd., Series 2017-9A, Class X, 6.233% (3 Month Term SOFR + 95 bps), 7/21/37 (144A)	3,998,864
2,791,731(a)	SLM Private Credit Student Loan Trust, Series 2007-A, Class A4A, 5.448% (3 Month Term SOFR + 50 bps), 12/16/41	2,759,626
The accompanying notes are an integral part of these financial statements.
28Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,693,275(a)	SMB Private Education Loan Trust, Series 2018-B, Class A2B, 5.931% (1 Month Term SOFR + 83 bps), 1/15/37 (144A)	$ 1,687,537
4,507,908(a)	SMB Private Education Loan Trust, Series 2023-B, Class A1B, 7.142% (SOFR30A + 180 bps), 10/16/56 (144A)	4,572,084
6,112,709(a)	SMB Private Education Loan Trust, Series 2023-C, Class A1B, 6.892% (SOFR30A + 155 bps), 11/15/52 (144A)	6,166,245
16,497	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 5/15/31 (144A)	16,500
3,000,000(a)	Sound Point CLO XVI, Ltd., Series 2017-2A, Class D, 9.146% (3 Month Term SOFR + 386 bps), 7/25/30 (144A)	3,003,696
5,086,946(a)	Sound Point CLO XX, Ltd., Series 2018-2A, Class A, 6.641% (3 Month Term SOFR + 136 bps), 7/26/31 (144A)	5,088,726
1,376,455	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	1,276,285
3,948,959(a)	STAR Trust, Series 2021-SFR2, Class A, 6.161% (1 Month Term SOFR + 106 bps), 1/17/39 (144A)	3,934,691
6,250,000(a)	STAR Trust, Series 2021-SFR2, Class E, 7.211% (1 Month Term SOFR + 211 bps), 1/17/39 (144A)	6,138,793
14,000,000(a)(d)	Starwood LLC, Series 2024-SIF4A, Class A, 7.009% (3 Month Term SOFR + 170 bps), 10/17/36 (144A)	14,000,000
2,390,000(a)(d)	Starwood LLC, Series 2024-SIF4A, Class C, 7.809% (3 Month Term SOFR + 250 bps), 10/17/36 (144A)	2,390,000
1,566,210	Stonepeak ABS, Series 2021-1A, Class AA, 2.301%, 2/28/33 (144A)	1,504,789
2,647,807	Stream Innovations Issuer Trust, Series 2024-1A, Class A, 6.27%, 7/15/44 (144A)	2,718,190
7,103,403(a)	STWD, Ltd., Series 2021-FL2, Class A, 6.329% (1 Month Term SOFR + 131 bps), 4/18/38 (144A)	6,997,127
5,856,064(a)	STWD, Ltd., Series 2021-SIF1, Class A, 7.063% (3 Month Term SOFR + 176 bps), 4/15/32 (144A)	5,859,325
3,320,000(a)	STWD, Ltd., Series 2021-SIF1, Class C, 7.913% (3 Month Term SOFR + 261 bps), 4/15/32 (144A)	3,308,758
2,590,000(a)	STWD, Ltd., Series 2021-SIF1, Class D, 9.463% (3 Month Term SOFR + 416 bps), 4/15/32 (144A)	2,581,691
12,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class A1, 6.851% (3 Month Term SOFR + 155 bps), 1/15/33 (144A)	12,003,857
7,000,000(a)	STWD, Ltd., Series 2021-SIF2A, Class D, 9.151% (3 Month Term SOFR + 385 bps), 1/15/33 (144A)	7,011,810
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2429

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,541,264(a)	Symphony CLO XIX, Ltd., Series 2018-19A, Class A, 6.508% (3 Month Term SOFR + 122 bps), 4/16/31 (144A)	$ 1,542,729
2,000,000(a)	THL Credit Wind River CLO, Ltd., Series 2019-1A, Class XR, 6.494% (3 Month Term SOFR + 121 bps), 7/20/34 (144A)	1,999,838
2,750,000	Tidewater Auto Receivables Trust, Series 2020-AA, Class E, 3.35%, 7/17/28 (144A)	2,709,470
8,464,388(a)	Towd Point Asset Trust, Series 2018-SL1, Class B, 6.019% (1 Month Term SOFR + 116 bps), 1/25/46 (144A)	8,425,149
19,757,753(c)	Towd Point Mortgage Trust, Series 2024-CES1, Class A1A, 5.848%, 1/25/64 (144A)	19,961,261
8,000,000(a)	Trafigura Securitisation Finance Plc, Series 2024-1A, Class A1, 6.425% (SOFR + 140 bps), 11/15/27 (144A)	8,007,856
5,000,000	Tricolor Auto Securitization Trust, Series 2022-1A, Class E, 7.79%, 8/16/27 (144A)	4,953,610
285,619	Tricolor Auto Securitization Trust, Series 2023-1A, Class A, 6.48%, 8/17/26 (144A)	285,716
9,091,050	Tricolor Auto Securitization Trust, Series 2024-1A, Class A, 6.61%, 10/15/27 (144A)	9,162,045
3,750,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class B, 6.53%, 12/15/27 (144A)	3,808,483
4,035,438	Tricolor Auto Securitization Trust, Series 2024-2A, Class A, 6.36%, 12/15/27 (144A)	4,070,520
2,760,000(a)	Trinitas CLO XI, Ltd., Series 2019-11A, Class X, 6.493% (3 Month Term SOFR + 119 bps), 7/15/34 (144A)	2,759,804
6,000,000(a)	TSTAT, Ltd., Series 2022-1A, Class A2RR, 6.682% (3 Month Term SOFR + 140 bps), 7/20/37 (144A)	5,999,700
8,000,000(a)(d)	Twin Brook CLO LLC, Series 2024-2A, Class C, 7.909% (3 Month Term SOFR + 260 bps), 10/20/35 (144A)	8,000,000
5,000,000(a)(d)	Twin Brook CLO LLC, Series 2024-2A, Class D, 9.559% (3 Month Term SOFR + 425 bps), 10/20/35 (144A)	5,000,000
3,150,000	United Auto Credit Securitization Trust, Series 2024-1, Class D, 8.30%, 11/12/29 (144A)	3,246,931
193,991	Upstart Pass-Through Trust, Series 2021-ST4, Class A, 2.00%, 7/20/27 (144A)	189,805
539,564	Upstart Pass-Through Trust, Series 2021-ST5, Class A, 2.00%, 7/20/27 (144A)	528,803
1,290,335	Upstart Pass-Through Trust, Series 2022-ST2, Class A, 3.80%, 4/20/30 (144A)	1,277,666
The accompanying notes are an integral part of these financial statements.
30Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,107,302	US Bank NA, Series 2023-1, Class B, 6.789%, 8/25/32 (144A)	$ 1,123,869
8,390,000(a)	Venture 41 CLO, Ltd., Series 2021-41A, Class A1NR, 6.712% (3 Month Term SOFR + 143 bps), 1/20/34 (144A)	8,387,491
4,026,285	Verdant Receivables LLC, Series 2023-1A, Class A2, 6.24%, 1/13/31 (144A)	4,108,051
2,600,000	Veridian Auto Receivables Trust, Series 2023-1A, Class A3, 5.56%, 3/15/28 (144A)	2,621,526
1,766,661	Veros Auto Receivables Trust, Series 2021-1, Class C, 3.64%, 8/15/28 (144A)	1,764,843
9,600,000	Veros Auto Receivables Trust, Series 2022-1, Class C, 5.03%, 8/16/27 (144A)	9,544,843
1,830,498	Veros Auto Receivables Trust, Series 2023-1, Class A, 7.12%, 11/15/28 (144A)	1,841,106
3,000,000	Veros Auto Receivables Trust, Series 2023-1, Class C, 8.32%, 11/15/28 (144A)	3,127,889
4,292,850	Veros Auto Receivables Trust, Series 2024-1, Class A, 6.28%, 11/15/27 (144A)	4,323,936
6,389,600	VFI ABS LLC, Series 2023-1A, Class A, 7.27%, 3/26/29 (144A)	6,474,233
4,337,237(e)	Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.676%, 5/25/54 (144A)	4,411,401
1,474,013(a)	Voya CLO, Ltd., Series 2018-1A, Class A1, 6.491% (3 Month Term SOFR + 121 bps), 4/19/31 (144A)	1,475,058
4,000,000(a)(d)	Voya CLO, Ltd., Series 2019-1A, Class X, 6.509% (3 Month Term SOFR + 120 bps), 10/15/37 (144A)	4,000,000
5,000,000(a)	Wellfleet CLO, Ltd., Series 2022-1A, Class XR, 6.442% (3 Month Term SOFR + 120 bps), 7/15/37 (144A)	5,000,715
2,280,016	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	2,213,994
3,581,535	Westgate Resorts LLC, Series 2023-1A, Class C, 7.49%, 12/20/37 (144A)	3,648,341
7,936,192	Westgate Resorts LLC, Series 2024-1A, Class C, 7.06%, 1/20/38 (144A)	8,055,567
763,392(a)	Westlake Automobile Receivables Trust, Series 2023-1A, Class A2B, 6.192% (SOFR30A + 85 bps), 6/15/26 (144A)	763,596
1,234,659(a)	Westlake Automobile Receivables Trust, Series 2023-2A, Class A2B, 6.092% (SOFR30A + 75 bps), 7/15/26 (144A)	1,234,976
4,500,000(a)	Wheels Fleet Lease Funding 1 LLC, Series 2024-1A, Class A2, 5.844% (1 Month Term SOFR + 83 bps), 2/18/39 (144A)	4,505,396
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2431

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
6,331,973	Willis Engine Structured Trust VI, Series 2021-A, Class B, 5.438%, 5/15/46 (144A)	$ 5,789,867
4,150(a)	Wilshire Mortgage Loan Trust, Series 1997-2, Class A6, 5.249% (1 Month Term SOFR + 39 bps), 5/25/28	4,138
8,981,776(a)	Woodmont Trust, Series 2023-12A, Class A1A, 7.785% (3 Month Term SOFR + 250 bps), 7/25/31 (144A)	8,989,410
17,130,000(a)(d)	Woodmont Trust, Series 2023-12A, Class A1R, 6.709% (3 Month Term SOFR + 140 bps), 10/25/32 (144A)	17,132,998
1,401,201(a)	World Omni Select Auto Trust, Series 2023-A, Class A2B, 6.192% (SOFR30A + 85 bps), 3/15/27	1,402,239
6,500,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class BR, 7.548% (3 Month Term SOFR + 226 bps), 7/16/31 (144A)	6,517,959
6,000,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2019-1A, Class DR, 10.548% (3 Month Term SOFR + 526 bps), 7/16/31 (144A)	5,924,550
7,010,000(a)	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class A2AR, 7.101% (3 Month Term SOFR + 180 bps), 7/15/33 (144A)	7,026,831
1,750,000(a)	Zais CLO 13, Ltd., Series 2019-13A, Class A1AR, 6.529% (3 Month Term SOFR + 130 bps), 7/15/32 (144A)	1,749,575
	Total Asset Backed Securities (Cost $1,692,020,374)	$1,694,931,100

	Collateralized Mortgage Obligations—9.7% of Net Assets
18,275(c)	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 3B1, 5.879%, 6/25/30	$ 18,272
6,613,208(a)	Bellemeade Re, Ltd., Series 2021-3A, Class A2, 6.28% (SOFR30A + 100 bps), 9/25/31 (144A)	6,622,658
15,000,000(a)	Bellemeade Re, Ltd., Series 2021-3A, Class M1C, 6.83% (SOFR30A + 155 bps), 9/25/31 (144A)	15,088,964
15,964,000(a)	Bellemeade Re, Ltd., Series 2022-1, Class M1C, 8.98% (SOFR30A + 370 bps), 1/26/32 (144A)	16,321,399
3,000,000(a)	Bellemeade Re, Ltd., Series 2024-1, Class M1A, 7.43% (SOFR30A + 215 bps), 8/25/34 (144A)	3,011,233
372,846(c)	BRAVO Residential Funding Trust, Series 2021-NQM2, Class A2, 1.28%, 3/25/60 (144A)	356,720
3,293(c)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class A, 2.80%, 6/25/69 (144A)	3,282
The accompanying notes are an integral part of these financial statements.
32Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,485,745(c)	CFMT LLC, Series 2022-HB8, Class A, 3.75%, 4/25/25 (144A)	$ 1,472,447
8,000,000(c)	CFMT LLC, Series 2022-HB8, Class M3, 3.75%, 4/25/25 (144A)	7,697,704
14,058,151(c)	CFMT LLC, Series 2024-HB14, Class A, 3.00%, 6/25/34 (144A)	13,495,676
6,649,924(c)	CFMT LLC, Series 2024-HB15, Class A, 4.00%, 8/25/34 (144A)	6,542,465
6,908,470(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, 6.48% (SOFR30A + 120 bps), 2/25/50 (144A)	6,713,582
1,788,075(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M2, 6.63% (SOFR30A + 135 bps), 2/25/50 (144A)	1,727,853
1,029,498(a)	Chase Mortgage Finance Corp., Series 2021-CL1, Class M3, 6.83% (SOFR30A + 155 bps), 2/25/50 (144A)	966,085
11,453,523(a)	Connecticut Avenue Securities Trust, Series 2019-HRP1, Class M2, 7.545% (SOFR30A + 226 bps), 11/25/39 (144A)	11,529,096
3,509,724(a)	Connecticut Avenue Securities Trust, Series 2021-R03, Class 1M1, 6.13% (SOFR30A + 85 bps), 12/25/41 (144A)	3,505,337
6,439,457(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M1, 6.28% (SOFR30A + 100 bps), 12/25/41 (144A)	6,427,416
12,531,000(a)	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, 7.18% (SOFR30A + 190 bps), 12/25/41 (144A)	12,681,118
3,464,483(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M1, 6.48% (SOFR30A + 120 bps), 1/25/42 (144A)	3,464,475
19,620,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 8.28% (SOFR30A + 300 bps), 1/25/42 (144A)	20,132,865
5,557,651(a)	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M1, 7.28% (SOFR30A + 200 bps), 3/25/42 (144A)	5,637,783
2,182,257(a)	Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M1, 7.763% (SOFR30A + 250 bps), 9/25/42 (144A)	2,224,038
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2433

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,443,401(a)	Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, 7.663% (SOFR30A + 240 bps), 12/25/42 (144A)	$ 7,645,115
3,608,821(a)	Connecticut Avenue Securities Trust, Series 2023-R02, Class 1M1, 7.58% (SOFR30A + 230 bps), 1/25/43 (144A)	3,681,713
2,660,320(a)	Connecticut Avenue Securities Trust, Series 2023-R03, Class 2M1, 7.78% (SOFR30A + 250 bps), 4/25/43 (144A)	2,709,075
3,979,687(a)	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, 6.98% (SOFR30A + 170 bps), 7/25/43 (144A)	3,994,433
1,285,173(a)	Connecticut Avenue Securities Trust, Series 2023-R07, Class 2M1, 7.213% (SOFR30A + 195 bps), 9/25/43 (144A)	1,294,117
4,084,050(a)	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, 6.33% (SOFR30A + 105 bps), 1/25/44 (144A)	4,086,306
4,178,953(a)	Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, 6.38% (SOFR30A + 110 bps), 2/25/44 (144A)	4,180,550
3,902,667(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M1, 6.413% (SOFR30A + 115 bps), 3/25/44 (144A)	3,904,113
10,370,000(a)	Connecticut Avenue Securities Trust, Series 2024-R03, Class 2M2, 7.213% (SOFR30A + 195 bps), 3/25/44 (144A)	10,445,695
14,041,978(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1A1, 6.28% (SOFR30A + 100 bps), 5/25/44 (144A)	14,041,995
4,653,409(a)	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, 6.38% (SOFR30A + 110 bps), 5/25/44 (144A)	4,653,399
15,746,861(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2A1, 6.28% (SOFR30A + 100 bps), 7/25/44 (144A)	15,734,580
7,179,221(a)	Connecticut Avenue Securities Trust, Series 2024-R05, Class 2M1, 6.28% (SOFR30A + 100 bps), 7/25/44 (144A)	7,179,247
9,670,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, 6.493% (SOFR30A + 115 bps), 9/25/44 (144A)	9,670,000
The accompanying notes are an integral part of these financial statements.
34Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
5,260,000(a)	Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, 6.393% (SOFR30A + 105 bps), 9/25/44 (144A)	$ 5,262,671
3,360,000(a)	Eagle Re, Ltd., Series 2021-2, Class M1C, 8.73% (SOFR30A + 345 bps), 4/25/34 (144A)	3,424,176
6,860,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1A, 7.28% (SOFR30A + 200 bps), 9/26/33 (144A)	6,894,280
6,770,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.23% (SOFR30A + 395 bps), 9/26/33 (144A)	7,008,303
45,179(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2106, Class F, 5.907% (SOFR30A + 56 bps), 12/15/28	45,032
24,804(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2122, Class FD, 5.807% (SOFR30A + 46 bps), 2/15/29	24,749
2,138(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2156, Class FQ, 5.807% (SOFR30A + 46 bps), 5/15/29	2,138
33,961(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2186, Class FY, 6.057% (SOFR30A + 71 bps), 4/15/28	33,985
15,025(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2368, Class AF, 6.407% (SOFR30A + 106 bps), 10/15/31	15,142
15,962(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2377, Class FE, 6.057% (SOFR30A + 71 bps), 11/15/31	15,934
38,224(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2411, Class FR, 6.057% (SOFR30A + 71 bps), 6/15/31	38,167
38,668(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2432, Class FH, 6.157% (SOFR30A + 81 bps), 3/15/32	38,792
88,986(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2439, Class F, 6.457% (SOFR30A + 111 bps), 3/15/32	89,978
125,426(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2470, Class AF, 6.457% (SOFR30A + 111 bps), 3/15/32	126,796
75,183(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2471, Class FD, 6.457% (SOFR30A + 111 bps), 3/15/32	76,021
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2435

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
26,726(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2498, Class FQ, 6.057% (SOFR30A + 71 bps), 9/15/32	$ 26,666
24,875(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2543, Class EF, 5.807% (SOFR30A + 46 bps), 12/15/32	24,730
141,030(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2551, Class FD, 5.857% (SOFR30A + 51 bps), 1/15/33	140,588
89,690(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2567, Class FJ, 5.857% (SOFR30A + 51 bps), 2/15/33	89,243
39,172(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2577, Class FA, 6.007% (SOFR30A + 66 bps), 2/15/33	39,032
3,279(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2585, Class FD, 5.957% (SOFR30A + 61 bps), 12/15/32	3,262
48,502(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2614, Class FV, 6.961% (SOFR30A + 161 bps), 5/15/33	49,703
66,600(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2631, Class FC, 5.857% (SOFR30A + 51 bps), 6/15/33	66,357
36,246(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2711, Class FA, 6.457% (SOFR30A + 111 bps), 11/15/33	36,768
37,465(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2916, Class NF, 5.707% (SOFR30A + 36 bps), 1/15/35	37,287
157,845(a)	Federal Home Loan Mortgage Corp. REMICs, Series 2976, Class LF, 5.797% (SOFR30A + 45 bps), 5/15/35	156,479
21,444(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3012, Class FE, 5.707% (SOFR30A + 36 bps), 8/15/35	21,386
32,787(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3042, Class PF, 5.707% (SOFR30A + 36 bps), 8/15/35	32,633
29,555(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3067, Class FA, 5.807% (SOFR30A + 46 bps), 11/15/35	29,298
The accompanying notes are an integral part of these financial statements.
36Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
16,801(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3102, Class FG, 5.757% (SOFR30A + 41 bps), 1/15/36	$ 16,647
60,767(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class EF, 5.807% (SOFR30A + 46 bps), 2/15/36	60,224
122,690(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3117, Class FE, 5.757% (SOFR30A + 41 bps), 2/15/36	121,546
53,760(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3122, Class FP, 5.757% (SOFR30A + 41 bps), 3/15/36	53,421
32,795(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3147, Class PF, 5.757% (SOFR30A + 41 bps), 4/15/36	32,588
113,040(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3173, Class FC, 5.877% (SOFR30A + 53 bps), 6/15/36	111,812
265,013(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3175, Class FE, 5.767% (SOFR30A + 42 bps), 6/15/36	261,687
142,376(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3181, Class HF, 5.957% (SOFR30A + 61 bps), 7/15/36	141,826
13,976(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3191, Class FE, 5.857% (SOFR30A + 51 bps), 7/15/36	13,870
108,810(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3221, Class FW, 5.877% (SOFR30A + 53 bps), 9/15/36	108,048
35,967(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3222, Class FN, 5.857% (SOFR30A + 51 bps), 9/15/36	35,697
116,128(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class EF, 5.807% (SOFR30A + 46 bps), 11/15/36	114,984
58,032(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3239, Class FB, 5.807% (SOFR30A + 46 bps), 11/15/36	57,479
99,585(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3247, Class FA, 5.707% (SOFR30A + 36 bps), 8/15/36	97,845
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2437

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
164,936(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3266, Class F, 5.757% (SOFR30A + 41 bps), 1/15/37	$ 162,163
83,207(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3307, Class FT, 5.697% (SOFR30A + 35 bps), 7/15/34	82,086
7,952(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3315, Class F, 5.797% (SOFR30A + 45 bps), 5/15/37	7,864
235,663(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3373, Class FB, 6.037% (SOFR30A + 69 bps), 10/15/37	235,380
27,049(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3376, Class FM, 6.077% (SOFR30A + 73 bps), 10/15/37	27,061
86,617(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3560, Class FA, 6.50% (SOFR30A + 136 bps), 5/15/37	88,841
147,771(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3610, Class FA, 6.157% (SOFR30A + 81 bps), 12/15/39	148,323
36,920(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3708, Class PF, 5.807% (SOFR30A + 46 bps), 7/15/40	36,816
12,083(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3867, Class FD, 5.807% (SOFR30A + 46 bps), 5/15/41	11,999
4,970(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3914, Class LF, 5.657% (SOFR30A + 31 bps), 8/15/26	4,966
22,189(a)	Federal Home Loan Mortgage Corp. REMICs, Series 4056, Class QF, 5.807% (SOFR30A + 46 bps), 12/15/41	22,047
3,091,776(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2018-1, Class M, 4.75%, 5/25/57	3,024,980
2,693,614(c)	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust, Series 2019-3, Class M, 4.75%, 10/25/58	2,625,451
3,957,398(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA5, Class M2, 6.93% (SOFR30A + 165 bps), 1/25/34 (144A)	3,976,940
The accompanying notes are an integral part of these financial statements.
38Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
1,151,994(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M1, 6.08% (SOFR30A + 80 bps), 10/25/41 (144A)	$ 1,150,554
3,250,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA6, Class M2, 6.78% (SOFR30A + 150 bps), 10/25/41 (144A)	3,267,777
3,470,686(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M1, 6.13% (SOFR30A + 85 bps), 11/25/41 (144A)	3,467,512
6,190,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class M2, 7.08% (SOFR30A + 180 bps), 11/25/41 (144A)	6,254,266
4,700,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class M2, 7.38% (SOFR30A + 210 bps), 9/25/41 (144A)	4,735,999
10,860,371(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA4, Class M1, 6.23% (SOFR30A + 95 bps), 12/25/41 (144A)	10,826,248
4,467,489(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M1A, 6.28% (SOFR30A + 100 bps), 1/25/42 (144A)	4,456,321
18,900,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA1, Class M2, 7.78% (SOFR30A + 250 bps), 1/25/42 (144A)	19,315,414
1,477,541(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA6, Class M1A, 7.43% (SOFR30A + 215 bps), 9/25/42 (144A)	1,494,891
3,022,072(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA1, Class M1A, 7.38% (SOFR30A + 210 bps), 3/25/42 (144A)	3,042,864
2,313,287(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-HQA3, Class M1A, 7.58% (SOFR30A + 230 bps), 8/25/42 (144A)	2,367,692
7,658,737(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-DNA1, Class M1A, 7.363% (SOFR30A + 210 bps), 3/25/43 (144A)	7,754,472
2,070,406(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA1, Class M1A, 7.28% (SOFR30A + 200 bps), 5/25/43 (144A)	2,085,818
4,664,652(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2023-HQA2, Class M1A, 7.28% (SOFR30A + 200 bps), 6/25/43 (144A)	4,689,167
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2439

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,681,799(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2024-DNA2, Class A1, 6.53% (SOFR30A + 125 bps), 5/25/44 (144A)	$ 8,689,137
58,221(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 237, Class F14, 5.857% (SOFR30A + 51 bps), 5/15/36	57,795
55,080(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F29, 5.707% (SOFR30A + 36 bps), 8/15/36	54,389
238,115(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 239, Class F30, 5.757% (SOFR30A + 41 bps), 8/15/36	235,580
66,404(a)	Federal Home Loan Mortgage Corp. STRIPS, Series 244, Class F22, 5.807% (SOFR30A + 46 bps), 12/15/36	65,771
4,845,000(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HQA2, Class M2B, 8.045% (SOFR30A + 276 bps), 12/25/29	4,964,939
500,000(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class B1, 9.995% (SOFR30A + 471 bps), 12/25/42	544,958
2,215,293(a)	Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2017-HRP1, Class M2, 7.845% (SOFR30A + 256 bps), 12/25/42	2,235,798
7,265,334(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C04, Class 2M2C, 8.245% (SOFR30A + 296 bps), 11/25/29	7,540,538
2,567,401(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2017-C06, Class 2M2C, 8.195% (SOFR30A + 291 bps), 2/25/30	2,656,867
4,162,749(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2018-C04, Class 2M2, 7.945% (SOFR30A + 266 bps), 12/25/30	4,299,942
2,223(a)	Federal National Mortgage Association REMICs, Series 1997-46, Class FA, 5.956% (SOFR30A + 61 bps), 7/18/27	2,207
284(a)	Federal National Mortgage Association REMICs, Series 1998-21, Class F, 5.18% (1 Year CMT Index + 35 bps), 3/25/28	283
16,854(a)	Federal National Mortgage Association REMICs, Series 2000-47, Class FD, 5.945% (SOFR30A + 66 bps), 12/25/30	16,812
The accompanying notes are an integral part of these financial statements.
40Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
60,202(a)	Federal National Mortgage Association REMICs, Series 2001-35, Class F, 5.995% (SOFR30A + 71 bps), 7/25/31	$ 60,101
20,876(a)	Federal National Mortgage Association REMICs, Series 2001-37, Class F, 5.895% (SOFR30A + 61 bps), 8/25/31	20,820
124,409(a)	Federal National Mortgage Association REMICs, Series 2001-50, Class FQ, 5.995% (SOFR30A + 71 bps), 11/25/31	124,201
54,740(a)	Federal National Mortgage Association REMICs, Series 2001-65, Class F, 5.995% (SOFR30A + 71 bps), 11/25/31	54,779
35,122(a)	Federal National Mortgage Association REMICs, Series 2001-69, Class FA, 5.995% (SOFR30A + 71 bps), 7/25/31	35,062
60,399(a)	Federal National Mortgage Association REMICs, Series 2001-72, Class FB, 6.295% (SOFR30A + 101 bps), 12/25/31	60,769
22,203(a)	Federal National Mortgage Association REMICs, Series 2001-81, Class FL, 6.106% (SOFR30A + 76 bps), 1/18/32	22,204
46,127(a)	Federal National Mortgage Association REMICs, Series 2002-1, Class FC, 6.095% (SOFR30A + 81 bps), 1/25/32	46,273
98,569(a)	Federal National Mortgage Association REMICs, Series 2002-13, Class FD, 6.295% (SOFR30A + 101 bps), 3/25/32	99,033
62,903(a)	Federal National Mortgage Association REMICs, Series 2002-34, Class FA, 5.956% (SOFR30A + 61 bps), 5/18/32	62,873
70,574(a)	Federal National Mortgage Association REMICs, Series 2002-56, Class FN, 6.395% (SOFR30A + 111 bps), 7/25/32	71,362
25,322(a)	Federal National Mortgage Association REMICs, Series 2002-58, Class FD, 5.995% (SOFR30A + 71 bps), 8/25/32	25,333
49,488(a)	Federal National Mortgage Association REMICs, Series 2002-77, Class F, 5.995% (SOFR30A + 71 bps), 12/25/32	49,594
33,888(a)	Federal National Mortgage Association REMICs, Series 2002-82, Class FB, 5.895% (SOFR30A + 61 bps), 12/25/32	33,808
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2441

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
45,633(a)	Federal National Mortgage Association REMICs, Series 2002-90, Class FH, 5.895% (SOFR30A + 61 bps), 9/25/32	$ 45,409
23,745(a)	Federal National Mortgage Association REMICs, Series 2002-92, Class FB, 6.045% (SOFR30A + 76 bps), 4/25/30	23,793
48,042(a)	Federal National Mortgage Association REMICs, Series 2002-93, Class FH, 5.895% (SOFR30A + 61 bps), 1/25/33	48,012
82,838(a)	Federal National Mortgage Association REMICs, Series 2003-107, Class FD, 5.895% (SOFR30A + 61 bps), 11/25/33	82,768
124,465(a)	Federal National Mortgage Association REMICs, Series 2003-31, Class FM, 5.895% (SOFR30A + 61 bps), 4/25/33	124,369
53,749(a)	Federal National Mortgage Association REMICs, Series 2003-42, Class JF, 5.895% (SOFR30A + 61 bps), 5/25/33	53,503
39,215(a)	Federal National Mortgage Association REMICs, Series 2003-7, Class FA, 6.145% (SOFR30A + 86 bps), 2/25/33	39,398
43,616(a)	Federal National Mortgage Association REMICs, Series 2003-8, Class FJ, 5.745% (SOFR30A + 46 bps), 2/25/33	43,535
87,691(a)	Federal National Mortgage Association REMICs, Series 2004-52, Class FW, 5.795% (SOFR30A + 51 bps), 7/25/34	87,264
21,907(a)	Federal National Mortgage Association REMICs, Series 2004-54, Class FN, 5.845% (SOFR30A + 56 bps), 7/25/34	21,837
672(a)	Federal National Mortgage Association REMICs, Series 2004-79, Class FM, 5.695% (SOFR30A + 41 bps), 11/25/24	672
82,252(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class KT, 5.695% (SOFR30A + 41 bps), 10/25/35	81,551
79,560(a)	Federal National Mortgage Association REMICs, Series 2005-83, Class LF, 5.705% (SOFR30A + 42 bps), 2/25/35	79,327
52,754(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.715% (SOFR30A + 43 bps), 11/25/36	52,280
The accompanying notes are an integral part of these financial statements.
42Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
15,908(a)	Federal National Mortgage Association REMICs, Series 2006-11, Class FB, 5.695% (SOFR30A + 41 bps), 3/25/36	$ 15,749
25,089(a)	Federal National Mortgage Association REMICs, Series 2006-115, Class BF, 5.635% (SOFR30A + 35 bps), 12/25/36	24,735
58,572(a)	Federal National Mortgage Association REMICs, Series 2006-34, Class FA, 5.705% (SOFR30A + 42 bps), 5/25/36	57,929
97,835(a)	Federal National Mortgage Association REMICs, Series 2006-42, Class CF, 5.845% (SOFR30A + 56 bps), 6/25/36	97,388
36,930(a)	Federal National Mortgage Association REMICs, Series 2006-56, Class FC, 5.685% (SOFR30A + 40 bps), 7/25/36	36,641
10,080(a)	Federal National Mortgage Association REMICs, Series 2006-70, Class BF, 5.945% (SOFR30A + 66 bps), 8/25/36	10,019
20,423(a)	Federal National Mortgage Association REMICs, Series 2006-82, Class F, 5.965% (SOFR30A + 68 bps), 9/25/36	20,397
19,182(a)	Federal National Mortgage Association REMICs, Series 2007-100, Class YF, 5.945% (SOFR30A + 66 bps), 10/25/37	19,131
28,431(a)	Federal National Mortgage Association REMICs, Series 2007-103, Class AF, 6.395% (SOFR30A + 111 bps), 3/25/37	28,882
27,988(a)	Federal National Mortgage Association REMICs, Series 2007-110, Class FA, 6.015% (SOFR30A + 73 bps), 12/25/37	27,903
38,379(a)	Federal National Mortgage Association REMICs, Series 2007-13, Class FA, 5.645% (SOFR30A + 36 bps), 3/25/37	37,626
187,929(a)	Federal National Mortgage Association REMICs, Series 2007-2, Class FT, 5.645% (SOFR30A + 36 bps), 2/25/37	184,650
29,891(a)	Federal National Mortgage Association REMICs, Series 2007-41, Class FA, 5.795% (SOFR30A + 51 bps), 5/25/37	29,581
119,787(a)	Federal National Mortgage Association REMICs, Series 2007-50, Class FN, 5.635% (SOFR30A + 35 bps), 6/25/37	118,353
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2443

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
10,270(a)	Federal National Mortgage Association REMICs, Series 2007-57, Class FA, 5.625% (SOFR30A + 34 bps), 6/25/37	$ 10,168
32,950(a)	Federal National Mortgage Association REMICs, Series 2007-58, Class FA, 5.645% (SOFR30A + 36 bps), 6/25/37	32,467
19,139(a)	Federal National Mortgage Association REMICs, Series 2007-66, Class FB, 5.795% (SOFR30A + 51 bps), 7/25/37	19,100
74,060(a)	Federal National Mortgage Association REMICs, Series 2007-7, Class FJ, 5.595% (SOFR30A + 31 bps), 2/25/37	72,884
108,482(a)	Federal National Mortgage Association REMICs, Series 2007-85, Class FG, 5.895% (SOFR30A + 61 bps), 9/25/37	105,883
147,362(a)	Federal National Mortgage Association REMICs, Series 2007-91, Class FB, 5.995% (SOFR30A + 71 bps), 10/25/37	147,309
46,890(a)	Federal National Mortgage Association REMICs, Series 2007-92, Class OF, 5.965% (SOFR30A + 68 bps), 9/25/37	46,432
27,372(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.945% (SOFR30A + 66 bps), 9/25/37	27,213
14,240(a)	Federal National Mortgage Association REMICs, Series 2007-98, Class FD, 5.845% (SOFR30A + 56 bps), 6/25/37	14,149
16,940(a)	Federal National Mortgage Association REMICs, Series 2008-6, Class FA, 6.095% (SOFR30A + 81 bps), 2/25/38	16,998
79,478(a)	Federal National Mortgage Association REMICs, Series 2008-88, Class FA, 6.615% (SOFR30A + 133 bps), 10/25/38	81,357
44,979(a)	Federal National Mortgage Association REMICs, Series 2009-113, Class FB, 5.945% (SOFR30A + 66 bps), 1/25/40	44,859
21,343(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class FD, 5.995% (SOFR30A + 71 bps), 5/25/40	21,325
80,872(a)	Federal National Mortgage Association REMICs, Series 2010-43, Class IF, 5.895% (SOFR30A + 61 bps), 5/25/40	80,399
The accompanying notes are an integral part of these financial statements.
44Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
76,332(a)	Federal National Mortgage Association REMICs, Series 2012-40, Class PF, 5.895% (SOFR30A + 61 bps), 4/25/42	$ 75,838
796,782(a)	Federal National Mortgage Association Trust, Series 2003-W6, Class F, 5.745% (SOFR30A + 46 bps), 9/25/42	793,377
263,853(a)	Federal National Mortgage Association Trust, Series 2005-W3, Class 2AF, 5.615% (SOFR30A + 33 bps), 3/25/45	261,373
23,414(c)	Federal National Mortgage Association Trust, Series 2005-W3, Class 3A, 4.485%, 4/25/45	22,905
26,666(c)	Federal National Mortgage Association Trust, Series 2005-W4, Class 3A, 4.593%, 6/25/45	26,314
236,483(a)	Federal National Mortgage Association Whole Loan, Series 2007-W1, Class 1AF1, 5.655% (SOFR30A + 37 bps), 11/25/46	234,240
3,508,698(a)	Freddie Mac STACR REMIC Trust, Series 2024-DNA1, Class M1, 6.63% (SOFR30A + 135 bps), 2/25/44 (144A)	3,514,171
17,780,583(a)	Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class A1, 6.53% (SOFR30A + 125 bps), 8/25/44 (144A)	17,758,358
8,013,949(a)	Freddie Mac STACR REMIC Trust, Series 2024-HQA2, Class M1, 6.48% (SOFR30A + 120 bps), 8/25/44 (144A)	8,017,706
5,051(a)	Government National Mortgage Association, Series 2003-7, Class FB, 5.411% (1 Month Term SOFR + 31 bps), 1/16/33	5,034
174,095(a)	Government National Mortgage Association, Series 2005-16, Class FA, 5.325% (1 Month Term SOFR + 36 bps), 2/20/35	172,960
177,560(a)	Government National Mortgage Association, Series 2005-3, Class FC, 5.461% (1 Month Term SOFR + 36 bps), 1/16/35	176,789
63,518(a)	Government National Mortgage Association, Series 2008-69, Class FA, 5.575% (1 Month Term SOFR + 61 bps), 8/20/38	63,545
62,449(a)	Government National Mortgage Association, Series 2009-66, Class UF, 6.211% (1 Month Term SOFR + 111 bps), 8/16/39	63,227
44,426(a)	Government National Mortgage Association, Series 2009-92, Class FJ, 5.891% (1 Month Term SOFR + 79 bps), 10/16/39	44,577
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2445

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
17,782,542(a)	GS Mortgage-Backed Securities Trust, Series 2024-HE1, Class A1, 6.88% (SOFR30A + 160 bps), 8/25/54 (144A)	$ 17,801,698
5,347,200(a)	Home Re, Ltd., Series 2019-1, Class M1, 7.045% (SOFR30A + 176 bps), 5/25/29 (144A)	5,356,234
7,360,000(a)	Home Re, Ltd., Series 2021-1, Class M2, 8.245% (SOFR30A + 296 bps), 7/25/33 (144A)	7,419,417
501,963(a)	Home Re, Ltd., Series 2022-1, Class M1A, 8.13% (SOFR30A + 285 bps), 10/25/34 (144A)	503,375
5,021,067(a)	Home Re, Ltd., Series 2023-1, Class M1A, 7.43% (SOFR30A + 215 bps), 10/25/33 (144A)	5,034,631
3,524,941	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	3,357,506
1,867,435(c)	JP Morgan Mortgage Trust, Series 2014-IVR3, Class B4, 6.466%, 9/25/44 (144A)	1,833,918
6,548,017(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.719% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	6,373,439
1,073,115(a)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class A3, 5.719% (1 Month Term SOFR + 86 bps), 4/25/46 (144A)	1,040,773
6,794,719(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B1, 6.778%, 4/25/46 (144A)	6,597,071
6,426,606(c)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B2, 6.778%, 4/25/46 (144A)	6,217,231
601,770(a)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class AM, 5.469% (1 Month Term SOFR + 61 bps), 5/25/33 (144A)	587,382
1,716,857(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B1, 6.092%, 5/25/33 (144A)	1,676,177
1,600,383(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B2, 6.092%, 5/25/33 (144A)	1,560,098
1,233,754(c)	JP Morgan Seasoned Mortgage Trust, Series 2014-1, Class B3, 6.092%, 5/25/33 (144A)	1,193,189
79,815(c)	JP Morgan Trust, Series 2015-1, Class 1A14, 6.758%, 12/25/44 (144A)	78,787
2,866,881(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2019-CL1, Class M1, 6.319% (1 Month Term SOFR + 146 bps), 4/25/47 (144A)	2,834,345
5,189,889(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M1, 6.58% (SOFR30A + 130 bps), 3/25/51 (144A)	5,049,679
The accompanying notes are an integral part of these financial statements.
46Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,490,000(e)	LHOME Mortgage Trust, Series 2024-RTL2, Class A1, 7.128%, 3/25/29 (144A)	$ 4,578,155
3,137(c)	Merrill Lynch Mortgage Investors Trust, Series 2003-G, Class A3, 7.375%, 1/25/29	3,078
280,770(a)	Merrill Lynch Mortgage Investors Trust, Series 2003-H, Class A1, 5.609% (1 Month Term SOFR + 75 bps), 1/25/29	247,858
93,913(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-B, Class A2, 6.269% (6 Month Term SOFR + 97 bps), 5/25/29	91,118
8,103(a)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-C, Class A2B, 6.704% (6 Month Term SOFR + 143 bps), 7/25/29	8,022
19,216(c)	Merrill Lynch Mortgage Investors Trust Series MLCC, Series 2004-D, Class A3, 7.228%, 9/25/29	18,507
1,390,000(e)	MFA Trust, Series 2024-RTL1, Class A1, 7.093%, 2/25/29 (144A)	1,408,859
2,564,000(c)	Morgan Stanley Residential Mortgage Loan Trust, Series 2014-1A, Class B4, 6.951%, 6/25/44 (144A)	2,461,060
5,876,169(a)	New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, 6.469% (1 Month Term SOFR + 161 bps), 6/25/57 (144A)	5,951,543
457,956(a)	Oaktown Re VI, Ltd., Series 2021-1A, Class M1B, 7.33% (SOFR30A + 205 bps), 10/25/33 (144A)	458,493
3,500,000(a)	Oaktown Re VII, Ltd., Series 2021-2, Class M1B, 8.18% (SOFR30A + 290 bps), 4/25/34 (144A)	3,560,580
2,673,921	Ocwen Loan Investment Trust, Series 2024-HB1, Class A, 3.00%, 2/25/37 (144A)	2,605,266
2,300,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M1, 3.00%, 2/25/37 (144A)	2,132,528
1,020,000	Ocwen Loan Investment Trust, Series 2024-HB1, Class M2, 3.00%, 2/25/37 (144A)	913,098
2,904,071(c)	Onity Loan Investment Trust, Series 2024-HB2, Class A, 5.00%, 8/25/37 (144A)	2,893,035
8,902,401(a)	Radnor Re, Ltd., Series 2021-1, Class M1C, 7.98% (SOFR30A + 270 bps), 12/27/33 (144A)	8,985,008
1,790,000(a)	Radnor Re, Ltd., Series 2021-1, Class M2, 8.43% (SOFR30A + 315 bps), 12/27/33 (144A)	1,821,333
11,445,441(a)	Radnor Re, Ltd., Series 2021-2, Class M1B, 8.98% (SOFR30A + 370 bps), 11/25/31 (144A)	11,722,627
9,050,000(a)	Radnor Re, Ltd., Series 2023-1, Class M1A, 7.98% (SOFR30A + 270 bps), 7/25/33 (144A)	9,149,107
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2447

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,800,000(a)	Radnor Re, Ltd., Series 2024-1, Class M1A, 7.496% (SOFR30A + 200 bps), 9/25/34 (144A)	$ 8,800,283
453,983(a)	Radnor RE, Ltd., Series 2022-1, Class M1A, 9.03% (SOFR30A + 375 bps), 9/25/32 (144A)	457,309
837,820(a)	RESI Finance LP, Series 2003-CB1, Class B3, 6.674% (1 Month Term SOFR + 156 bps), 6/10/35 (144A)	713,770
7,072,958(c)	Saluda Grade Alternative Mortgage Trust, Series 2024-CES1, Class A1, 6.306%, 3/25/54 (144A)	7,176,086
5,725,126(a)	STACR Trust, Series 2018-HRP1, Class B1, 9.145% (SOFR30A + 386 bps), 4/25/43 (144A)	5,896,081
1,479,411(a)	Towd Point Mortgage Trust, Series 2017-5, Class A1, 5.569% (1 Month Term SOFR + 71 bps), 2/25/57 (144A)	1,523,251
1,039,156(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class A1, 5.969% (1 Month Term SOFR + 111 bps), 10/25/48 (144A)	1,055,092
3,608,971	Towd Point Mortgage Trust, Series 2020-4, Class XA, 3.25%, 10/25/60 (144A)	3,468,827
9,552,234(c)	Towd Point Mortgage Trust, Series 2024-CES2, Class A1A, 6.125%, 2/25/64 (144A)	9,644,486
11,072,081(a)	Triangle Re, Ltd., Series 2021-3, Class M1B, 8.18% (SOFR30A + 290 bps), 2/25/34 (144A)	11,207,224
14,860,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.68% (SOFR30A + 340 bps), 11/25/33 (144A)	15,122,685
	Total Collateralized Mortgage Obligations (Cost $610,467,002)	$613,466,194

	Commercial Mortgage-Backed Securities—7.6% of Net Assets
11,858,757(a)	ACRES Commercial Realty, Ltd., Series 2021-FL1, Class A, 6.397% (1 Month Term SOFR + 131 bps), 6/15/36 (144A)	$ 11,784,675
8,552,496(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class A, 6.281% (1 Month Term SOFR + 118 bps), 8/15/34 (144A)	8,513,377
7,561,234(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL4, Class A, 6.561% (1 Month Term SOFR + 146 bps), 11/15/36 (144A)	7,546,724
13,481,906(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class A, 6.792% (SOFR30A + 145 bps), 1/15/37 (144A)	13,414,780
The accompanying notes are an integral part of these financial statements.
48Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
10,992,108(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class A, 6.947% (1 Month Term SOFR + 185 bps), 5/15/37 (144A)	$ 10,992,020
1,466,417(a)	AREIT Trust, Series 2021-CRE5, Class A, 6.277% (1 Month Term SOFR + 119 bps), 11/17/38 (144A)	1,463,472
15,530,000(a)	AREIT, Ltd., Series 2024-CRE9, Class A, 6.769% (1 Month Term SOFR + 169 bps), 5/17/41 (144A)	15,539,520
14,030,000(a)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class A, 7.097% (1 Month Term SOFR + 200 bps), 5/15/39 (144A)	14,076,540
99,565,000(c)(f)	BAMLL Commercial Mortgage Securities Trust, Series 2024-NASH, Class XCP, 1.386%, 5/15/39 (144A)	844,451
1,891,964(a)	BDS LLC, Series 2022-FL11, Class ATS, 6.765% (1 Month Term SOFR + 180 bps), 3/19/39 (144A)	1,892,577
4,530,000(a)	BDS LLC, Series 2024-FL13, Class A, 6.776% (1 Month Term SOFR + 158 bps), 9/19/39 (144A)	4,527,789
9,920,000(a)	BSPRT Issuer LLC, Series 2024-FL11, Class A, 6.80% (1 Month Term SOFR + 164 bps), 7/15/39 (144A)	9,901,461
2,509,493(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class A, 6.842% (SOFR30A + 150 bps), 2/15/37 (144A)	2,508,168
11,908,242(a)	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 6.482% (1 Month Term SOFR + 139 bps), 12/15/38 (144A)	11,804,045
3,500,000(a)	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, 6.608% (1 Month Term SOFR + 151 bps), 10/15/38 (144A)	3,456,250
13,600,000(a)	BX Commercial Mortgage Trust, Series 2024-AIRC, Class A, 6.788% (1 Month Term SOFR + 169 bps), 8/15/39 (144A)	13,617,000
8,000,000(a)	BXP Trust, Series 2017-CQHP, Class B, 6.244% (1 Month Term SOFR + 115 bps), 11/15/34 (144A)	6,767,349
2,171,167(a)	CG-CCRE Commercial Mortgage Trust, Series 2014-FL1, Class B, 6.361% (1 Month Term SOFR + 126 bps), 6/15/31 (144A)	2,083,235
7,500,000(a)	CLNY Trust, Series 2019-IKPR, Class B, 6.711% (1 Month Term SOFR + 159 bps), 11/15/38 (144A)	7,163,629
14,000,000(a)	COMM Mortgage Trust, Series 2024-WCL1, Class A, 6.924% (1 Month Term SOFR + 184 bps), 6/15/41 (144A)	13,943,125
667,739(a)	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 7.28% (SOFR30A + 200 bps), 1/25/51 (144A)	665,076
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2449

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
4,800,000(c)	Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, 4.095%, 12/10/36 (144A)	$ 4,734,006
17,897,453(a)	FS Rialto, Series 2021-FL3, Class A, 6.461% (1 Month Term SOFR + 136 bps), 11/16/36 (144A)	17,787,546
8,761,950(a)	FS Rialto Issuer LLC, Series 2022-FL4, Class A, 7.243% (SOFR30A + 190 bps), 1/19/39 (144A)	8,772,862
8,720,000(a)	GS Mortgage Securities Corp. Trust, Series 2018-TWR, Class A, 6.294% (1 Month Term SOFR + 120 bps), 7/15/31 (144A)	7,106,800
10,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 6.464% (1 Month Term SOFR + 136 bps), 12/15/36 (144A)	9,975,518
5,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 7.864% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	4,929,714
1,100,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.761% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	1,087,709
10,190,000(a)(d)	HIH Trust, Series 2024-61P, Class A, 6.792% (1 Month Term SOFR + 184 bps), 10/15/41 (144A)	10,163,668
3,980,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class A, 6.638% (1 Month Term SOFR + 154 bps), 5/15/37 (144A)	3,972,537
5,470,000(a)	HILT Commercial Mortgage Trust, Series 2024-ORL, Class B, 7.037% (1 Month Term SOFR + 194 bps), 5/15/37 (144A)	5,456,325
7,500,000(a)	HPLY Trust, Series 2019-HIT, Class C, 6.832% (1 Month Term SOFR + 171 bps), 11/15/36 (144A)	7,439,062
1,000,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class C, 7.324%, 5/10/39 (144A)	1,035,862
4,515,000(c)	HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471%, 5/10/39 (144A)	4,705,787
3,460,000(a)	HYT Commercial Mortgage Trust, Series 2024-RGCY, Class A, 6.938% (1 Month Term SOFR + 184 bps), 9/15/41 (144A)	3,455,675
5,700,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.304% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	5,562,255
5,060,000(a)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class B, 6.726% (1 Month Term SOFR + 163 bps), 11/15/38 (144A)	5,018,887
The accompanying notes are an integral part of these financial statements.
50Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,200,000(c)	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2024-OMNI, Class B, 5.797%, 10/5/39 (144A)	$ 2,238,807
4,000,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class CFL, 7.063% (1 Month Term SOFR + 189 bps), 7/5/33 (144A)	3,247,274
3,600,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C, 7.311% (1 Month Term SOFR + 221 bps), 9/15/29 (144A)	2,979,001
6,735,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-609M, Class A, 6.831% (1 Month Term SOFR + 173 bps), 10/15/33 (144A)	6,532,950
3,055,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.611%, 5/15/48	3,027,557
12,190,000(a)	KREF, Ltd., Series 2022-FL3, Class A, 6.415% (1 Month Term SOFR + 145 bps), 2/17/39 (144A)	12,163,036
3,525,992(a)	LoanCore Issuer, Ltd., Series 2021-CRE5, Class A, 6.511% (1 Month Term SOFR + 141 bps), 7/15/36 (144A)	3,514,581
14,681,201(a)	LoanCore Issuer, Ltd., Series 2022-CRE7, Class A, 6.892% (SOFR30A + 155 bps), 1/17/37 (144A)	14,644,736
5,980,678(a)	MCR Mortgage Trust, Series 2024-HTL, Class B, 7.505% (1 Month Term SOFR + 241 bps), 2/15/37 (144A)	5,973,202
4,330,000	MCR Mortgage Trust, Series 2024-TWA, Class A, 5.924%, 6/12/39 (144A)	4,430,467
13,870,000(a)	MF1, Series 2024-FL15, Class A, 6.702% (1 Month Term SOFR + 169 bps), 8/18/41 (144A)	13,847,933
2,908,376(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.047% (1 Month Term SOFR + 96 bps), 7/15/36 (144A)	2,893,005
9,900,000(a)	MF1, Ltd., Series 2021-FL6, Class AS, 6.579% (1 Month Term SOFR + 156 bps), 7/16/36 (144A)	9,795,400
14,074,679(a)	MF1, Ltd., Series 2022-FL8, Class A, 6.315% (1 Month Term SOFR + 135 bps), 2/19/37 (144A)	13,983,827
8,500,000(a)	Morgan Stanley Capital I Trust, Series 2017-ASHF, Class B, 6.644% (1 Month Term SOFR + 155 bps), 11/15/34 (144A)	8,463,619
7,980,000(a)	Morgan Stanley Capital I Trust, Series 2018-BOP, Class B, 6.394% (1 Month Term SOFR + 130 bps), 8/15/33 (144A)	5,301,034
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2451

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
6,300,000(a)	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class B, 6.976% (1 Month Term SOFR + 188 bps), 7/15/36 (144A)	$ 5,291,413
2,830,000(a)	PFP, Ltd., Series 2024-11, Class A, 6.915% (1 Month Term SOFR + 183 bps), 9/17/39 (144A)	2,837,083
500,580(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class A, 5.919% (1 Month Term SOFR + 106 bps), 7/25/36 (144A)	497,566
2,175,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class D, 7.369% (1 Month Term SOFR + 251 bps), 7/25/36 (144A)	2,148,579
1,519,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class E, 7.869% (1 Month Term SOFR + 301 bps), 7/25/36 (144A)	1,500,545
4,825,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.919% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	4,716,791
6,001,320(a)	Ready Capital Mortgage Financing LLC, Series 2022-FL8, Class A, 6.913% (SOFR30A + 165 bps), 1/25/37 (144A)	5,993,902
3,806,210(a)	Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, 7.229% (1 Month Term SOFR + 237 bps), 10/25/39 (144A)	3,810,959
18,840,000(a)(d)	SHR Trust, Series 2024-LXRY, Class A, 7.05% (1 Month Term SOFR + 195 bps), 10/15/41 (144A)	18,840,000
6,515,000(c)	THPT Mortgage Trust, Series 2023-THL, Class A, 7.227%, 12/10/34 (144A)	6,762,418
6,426,203(a)	TRTX Issuer, Ltd., Series 2019-FL3, Class C, 7.297% (1 Month Term SOFR + 221 bps), 10/15/34 (144A)	6,170,106
2,505,001(a)	TRTX Issuer, Ltd., Series 2022-FL5, Class A, 6.733% (1 Month Term SOFR + 165 bps), 2/15/39 (144A)	2,490,948
6,000,000(a)	TX Trust, Series 2024-HOU, Class A, 6.688% (1 Month Term SOFR + 159 bps), 6/15/39 (144A)	5,949,448
2,138,333(c)	Velocity Commercial Capital Loan Trust, Series 2023-1, Class A, 6.47%, 1/25/53 (144A)	2,162,352
4,864,072(c)	Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54 (144A)	4,954,139
4,122,240(c)	Velocity Commercial Capital Loan Trust, Series 2024-2, Class A, 6.58%, 4/25/54 (144A)	4,207,877
12,800,000(a)	Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class C, 6.468% (1 Month Term SOFR + 137 bps), 12/15/34 (144A)	7,098,783
The accompanying notes are an integral part of these financial statements.
52Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
9,652,159(a)(g)	XCALI Mortgage Trust, Series 2019-1, Class A, 9.065% (1 Month Term SOFR + 386 bps), 11/6/23 (144A)	$ 9,360,338
2,713,120(a)	XCALI Mortgage Trust, Series 2020-1, Class A, 7.715% (1 Month Term SOFR + 251 bps), 2/6/24 (144A)	2,704,212
1,639,376(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.571% (1 Month Term SOFR + 337 bps), 10/15/23 (144A)	1,637,691
	Total Commercial Mortgage-Backed Securities (Cost $490,265,292)	$475,881,055

	Corporate Bonds — 29.3% of Net Assets
	Aerospace & Defense — 0.1%
8,431,000(a)	General Electric Co., 5.884% (3 Month Term SOFR + 64 bps), 5/5/26	$ 8,452,927
	Total Aerospace & Defense	$8,452,927

	Agriculture — 0.1%
4,000,000	BAT International Finance Plc, 3.95%, 6/15/25 (144A)	$ 3,968,647
	Total Agriculture	$3,968,647

	Airlines — 0.1%
4,302,670	Continental Airlines Pass-Through Trust, 4.00%, 10/29/24	$ 4,298,005
	Total Airlines	$4,298,005

	Auto Manufacturers — 3.3%
8,000,000(a)	American Honda Finance Corp., 5.363% (SOFR + 45 bps), 6/13/25	$ 8,005,247
15,670,000(a)	American Honda Finance Corp., 5.688% (SOFR + 77 bps), 3/12/27	15,694,539
9,600,000(a)	American Honda Finance Corp., 5.986% (SOFR + 71 bps), 1/9/26	9,634,648
9,300,000(a)	American Honda Finance Corp., 6.177% (SOFR + 92 bps), 1/12/26	9,348,142
13,250,000(a)	BMW US Capital LLC, 5.864% (SOFR + 55 bps), 4/2/26 (144A)	13,248,141
11,890,000(a)	BMW US Capital LLC, 6.014% (SOFR + 92 bps), 8/13/27 (144A)	11,953,902
10,220,000	Daimler Truck Finance North America LLC, 3.50%, 4/7/25 (144A)	10,150,863
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2453

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
6,400,000(a)	Daimler Truck Finance North America LLC, 5.834% (SOFR + 96 bps), 9/25/27 (144A)	$ 6,404,283
9,000,000(a)	General Motors Financial Co., Inc., 5.876% (SOFR + 62 bps), 10/15/24	9,001,044
14,060,000(a)	General Motors Financial Co., Inc., 6.341% (SOFR + 105 bps), 7/15/27	14,052,703
10,200,000(a)	General Motors Financial Co., Inc., 6.458% (SOFR + 135 bps), 5/8/27	10,258,633
12,570,000(a)	Hyundai Capital America, 5.898% (SOFR + 103 bps), 9/24/27 (144A)	12,570,754
5,650,000(a)	Hyundai Capital America, 5.909% (SOFR + 104 bps), 6/24/27 (144A)	5,664,726
9,500,000	Hyundai Capital America, 6.00%, 7/11/25 (144A)	9,592,384
8,090,000(a)	Hyundai Capital America, 6.791% (SOFR + 150 bps), 1/8/27 (144A)	8,176,523
10,850,000(a)	Toyota Motor Credit Corp., 5.52% (SOFR + 45 bps), 5/15/26	10,846,629
10,500,000(a)	Toyota Motor Credit Corp., 5.53% (SOFR + 65 bps), 3/19/27	10,519,268
8,000,000(a)	Toyota Motor Credit Corp., 5.574% (SOFR + 65 bps), 9/11/25	8,026,032
11,500,000	Volkswagen Group of America Finance LLC, 4.625%, 11/13/25 (144A)	11,481,316
9,000,000(a)	Volkswagen Group of America Finance LLC, 5.848% (SOFR + 93 bps), 9/12/25 (144A)	9,025,058
4,550,000(a)	Volkswagen Group of America Finance LLC, 6.131% (SOFR + 106 bps), 8/14/26 (144A)	4,562,922
	Total Auto Manufacturers	$208,217,757

	Banks — 16.2%
23,300,000(a)	ABN AMRO Bank NV, 6.666% (SOFR + 178 bps), 9/18/27 (144A)	$ 23,714,973
6,765,000(a)	Australia & New Zealand Banking Group, Ltd., 5.947% (SOFR + 64 bps), 10/3/25 (144A)	6,780,289
14,800,000(a)	Banco Santander S.A., 6.392% (SOFR + 112 bps), 7/15/28	14,817,967
3,428,000(a)	Bank of America Corp., 6.161% (SOFR + 97 bps), 7/22/27	3,444,004
8,300,000(a)	Bank of America Corp., 6.188% (SOFR + 105 bps), 2/4/28	8,345,822
18,980,000(a)	Bank of America Corp., 6.236% (SOFR + 135 bps), 9/15/27	19,184,908
15,450,000(a)	Bank of America NA, 6.08% (SOFR + 102 bps), 8/18/26	15,582,005
The accompanying notes are an integral part of these financial statements.
54Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
8,100,000(a)	Bank of Montreal, 5.528% (SOFR + 62 bps), 9/15/26	$ 8,101,771
7,500,000(a)	Bank of Montreal, 6.287% (SOFR + 133 bps), 6/5/26	7,591,187
9,910,000(c)	Bank of New York Mellon, 5.148% (SOFR + 107 bps), 5/22/26	9,948,657
17,665,000(a)	Bank of New York Mellon Corp., 6.047% (SOFR + 83 bps), 7/21/28	17,683,372
11,130,000(a)	Bank of Nova Scotia, 5.756% (SOFR + 78 bps), 6/4/27	11,118,347
15,100,000(a)	Bank of Nova Scotia, 6.008% (SOFR + 109 bps), 6/12/25	15,173,276
8,700,000(a)	Banque Federative du Credit Mutuel S.A., 6.134% (SOFR + 107 bps), 2/16/28 (144A)	8,718,705
9,000,000(a)	Banque Federative du Credit Mutuel S.A., 6.331% (SOFR + 113 bps), 1/23/27 (144A)	9,088,304
7,000,000(a)	Banque Federative du Credit Mutuel S.A., 6.656% (SOFR + 140 bps), 7/13/26 (144A)	7,085,715
15,500,000(a)	Barclays Plc, 6.408% (SOFR + 149 bps), 3/12/28	15,619,195
12,316,000(a)	Barclays Plc, 6.793% (SOFR + 188 bps), 9/13/27	12,539,851
4,355,000	BNP Paribas S.A., 3.375%, 1/9/25 (144A)	4,331,663
16,060,000(a)	BPCE S.A., 7.199% (SOFR + 198 bps), 10/19/27 (144A)	16,356,771
5,970,000	Canadian Imperial Bank of Commerce, 5.144%, 4/28/25	5,985,782
17,160,000(a)	Canadian Imperial Bank of Commerce, 5.809% (SOFR + 94 bps), 6/28/27	17,218,859
9,239,000(a)	Citibank NA, 5.674% (SOFR + 81 bps), 9/29/25	9,277,942
9,090,000(a)	Citibank NA, 5.754% (SOFR + 59 bps), 4/30/26	9,095,778
12,450,000(a)	Citibank NA, 6.036% (SOFR + 106 bps), 12/4/26	12,559,164
3,760,000(a)	Citigroup, Inc., 5.716% (SOFR + 77 bps), 6/9/27	3,759,640
11,083,000(a)	Citigroup, Inc., 5.88% (SOFR + 69 bps), 1/25/26	11,104,808
15,790,000(a)	Cooperatieve Rabobank UA, 6.196% (SOFR + 90 bps), 10/5/26	15,881,108
12,036,000	Federation des Caisses Desjardins du Quebec, 4.55%, 8/23/27 (144A)	12,087,380
2,066,000(c)	Federation des Caisses Desjardins du Quebec, 5.278% (SOFR + 109 bps), 1/23/26 (144A)	2,068,282
13,020,000(a)	Goldman Sachs Bank USA, 5.656% (SOFR + 77 bps), 3/18/27	13,020,651
7,480,000(a)	Goldman Sachs Bank USA/New York NY, 5.787% (SOFR + 75 bps), 5/21/27	7,472,146
1,576,000(a)	Goldman Sachs Group, Inc., 5.736% (SOFR + 79 bps), 12/9/26	1,576,049
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2455

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
7,084,000(a)	Goldman Sachs Group, Inc., 5.756% (SOFR + 81 bps), 3/9/27	$ 7,094,980
7,750,000(a)	HSBC Holdings Plc, 6.387% (SOFR + 143 bps), 3/10/26	7,780,464
8,700,000(a)	HSBC Holdings Plc, 6.675% (SOFR + 157 bps), 8/14/27	8,827,449
11,000,000	HSBC USA, Inc., 5.625%, 3/17/25	11,038,114
8,309,000(a)	ING Groep NV, 5.879% (SOFR + 101 bps), 4/1/27	8,345,975
20,100,000(a)	ING Groep NV, 6.484% (SOFR + 156 bps), 9/11/27	20,368,599
10,300,000(a)	ING Groep NV, 6.509% (SOFR + 164 bps), 3/28/26	10,359,937
9,847,000	Intesa Sanpaolo S.p.A., 7.00%, 11/21/25 (144A)	10,082,874
7,015,000(c)	JPMorgan Chase & Co., 4.979% (SOFR + 93 bps), 7/22/28	7,151,805
3,227,000(a)	JPMorgan Chase & Co., 5.541% (SOFR + 60 bps), 12/10/25	3,229,325
14,055,000(a)	JPMorgan Chase & Co., 5.633% (SOFR + 77 bps), 9/22/27	14,097,059
7,780,000(a)	JPMorgan Chase & Co., 6.133% (SOFR + 92 bps), 4/22/28	7,792,798
8,980,000(a)	JPMorgan Chase & Co., 6.401% (SOFR + 120 bps), 1/23/28	9,060,093
8,667,000(a)	JPMorgan Chase & Co., 6.50% (SOFR + 132 bps), 4/26/26	8,731,244
10,000,000(a)	JPMorgan Chase Bank N.A., 5.946% (SOFR + 100 bps), 12/8/26	10,122,800
17,034,000	KeyBank N.A., 4.15%, 8/8/25	16,907,373
9,338,000	KeyCorp, 4.15%, 10/29/25	9,289,226
10,000,000(a)	Lloyds Banking Group Plc, 6.702% (SOFR + 156 bps), 8/7/27	10,132,714
13,841,000(a)	Lloyds Banking Group Plc, 6.895% (SOFR + 158 bps), 1/5/28	14,006,437
14,000,000(a)	Macquarie Group, Ltd., 5.966% (SOFR + 71 bps), 10/14/25 (144A)	14,000,909
6,925,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.01% (SOFR + 94 bps), 2/20/26	6,938,958
9,512,000(a)	Mitsubishi UFJ Financial Group, Inc., 6.701% (SOFR + 144 bps), 4/17/26	9,558,535
16,000,000(a)	Mizuho Financial Group, Inc., 6.019% (SOFR + 96 bps), 5/22/26	16,054,268
13,480,000(a)	Morgan Stanley, 6.276% (SOFR + 102 bps), 4/13/28	13,547,063
6,320,000(c)	Morgan Stanley Bank NA, 4.968% (SOFR + 93 bps), 7/14/28	6,448,246
The accompanying notes are an integral part of these financial statements.
56Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Banks — (continued)
15,450,000(a)	Morgan Stanley Bank NA, 5.886% (SOFR + 87 bps), 5/26/28	$ 15,472,171
12,500,000(a)	Morgan Stanley Bank NA, 6.335% (SOFR + 117 bps), 10/30/26	12,645,500
10,240,000(a)	Morgan Stanley Bank NA, 6.336% (SOFR + 108 bps), 1/14/28	10,315,448
8,190,000(a)	National Bank of Canada, 6.341% (SOFR + 103 bps), 7/2/27	8,228,384
6,400,000	National Securities Clearing Corp., 5.15%, 5/30/25 (144A)	6,425,268
6,000,000(a)	NatWest Group Plc, 6.255% (SOFR + 125 bps), 3/1/28	6,046,752
13,580,000(a)	NatWest Markets Plc, 5.96% (SOFR + 90 bps), 5/17/27 (144A)	13,603,222
17,240,000(a)	NatWest Markets Plc, 6.318% (SOFR + 145 bps), 3/22/25 (144A)	17,340,265
13,703,000	PNC Bank NA, 3.875%, 4/10/25	13,631,194
14,600,000(c)	PNC Financial Services Group, Inc., 5.102% (SOFR + 80 bps), 7/23/27	14,809,487
8,007,000(c)	PNC Financial Services Group, Inc., 5.671% (SOFR + 109 bps), 10/28/25	8,006,649
4,800,000(a)	Royal Bank of Canada, 5.732% (SOFR + 59 bps), 11/2/26	4,797,456
4,620,000(a)	Royal Bank of Canada, 5.748% (SOFR + 57 bps), 4/27/26	4,621,047
15,280,000(a)	Royal Bank of Canada, 6.169% (SOFR + 95 bps), 1/19/27	15,352,794
4,000,000(c)	Santander Holdings USA, Inc., 6.124% (SOFR + 123 bps), 5/31/27	4,085,912
8,880,000(a)	Standard Chartered Plc, 5.957% (SOFR + 93 bps), 11/23/25 (144A)	8,885,118
23,250,000(a)	Standard Chartered Plc, 6.609% (SOFR + 174 bps), 3/30/26 (144A)	23,407,942
17,300,000(c)	State Street Corp., 5.104% (SOFR + 113 bps), 5/18/26	17,345,710
8,910,000(a)	Sumitomo Mitsui Financial Group, Inc., 6.572% (SOFR + 130 bps), 7/13/26	9,031,534
5,500,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 5.921% (SOFR + 98 bps), 9/10/27 (144A)	5,531,735
3,835,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.069% (SOFR + 115 bps), 9/14/26 (144A)	3,872,199
9,700,000(a)	Sumitomo Mitsui Trust Bank, Ltd., 6.096% (SOFR + 112 bps), 3/9/26 (144A)	9,780,525
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2457

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
8,500,000(a)	Swedbank AB, 6.211% (SOFR + 91 bps), 4/4/25 (144A)	$ 8,518,050
8,840,000(a)	Swedbank AB, 6.288% (SOFR + 138 bps), 6/15/26 (144A)	8,957,366
14,600,000	Synchrony Bank, 5.40%, 8/22/25	14,630,773
11,667,000(a)	Toronto-Dominion Bank, 5.531% (SOFR + 59 bps), 9/10/26	11,642,902
13,230,000(a)	Toronto-Dominion Bank, 6.025% (SOFR + 73 bps), 4/5/27	13,239,338
4,000,000(a)	Toronto-Dominion Bank, 6.31% (SOFR + 108 bps), 7/17/26	4,035,021
11,000,000(c)	Truist Financial Corp., 5.90% (SOFR + 163 bps), 10/28/26	11,141,422
12,000,000(c)	Truist Financial Corp., 6.047% (SOFR + 205 bps), 6/8/27	12,313,701
18,700,000(a)	UBS AG, 5.854% (SOFR + 93 bps), 9/11/25	18,801,167
14,110,000(a)	UBS Group AG, 6.679% (SOFR + 158 bps), 5/12/26 (144A)	14,192,997
12,000,000(c)	US Bancorp, 5.727% (SOFR + 143 bps), 10/21/26	12,148,928
4,400,000	US Bank NA, 2.80%, 1/27/25	4,370,232
13,400,000(a)	Wells Fargo & Co., 6.283% (SOFR + 107 bps), 4/22/28	13,457,714
9,500,000(a)	Wells Fargo & Co., 6.506% (SOFR + 132 bps), 4/25/26	9,543,034
12,760,000(a)	Wells Fargo Bank NA, 6.173% (SOFR + 106 bps), 8/7/26	12,887,554
	Total Banks	$1,020,418,127

	Building Materials — 0.2%
12,861,000	Owens Corning, 4.20%, 12/1/24	$ 12,842,835
	Total Building Materials	$12,842,835

	Commercial Services — 0.0%†
740,000	Element Fleet Management Corp., 6.271%, 6/26/26 (144A)	$ 759,862
	Total Commercial Services	$759,862

	Diversified Financial Services — 3.6%
11,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	$ 11,390,046
17,000,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25	17,173,692
13,500,000	Air Lease Corp., 3.375%, 7/1/25	13,341,606
6,320,000	Air Lease Corp., 5.30%, 6/25/26	6,422,193
The accompanying notes are an integral part of these financial statements.
58Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
12,400,000	Ally Financial, Inc., 4.625%, 3/30/25	$ 12,356,806
13,700,000	Ally Financial, Inc., 7.10%, 11/15/27	14,523,699
10,100,000(c)	American Express Co., 4.99% (SOFR + 100 bps), 5/1/26	10,110,445
10,100,000(c)	American Express Co., 5.043% (SOFR + 93 bps), 7/26/28	10,319,463
11,800,000(a)	American Express Co., 6.514% (SOFR + 135 bps), 10/30/26	11,892,358
14,000,000	Avolon Holdings Funding, Ltd., 4.375%, 5/1/26 (144A)	13,860,090
10,000,000	Capital One Financial Corp., 4.25%, 4/30/25	9,963,918
11,700,000(c)	Capital One Financial Corp., 4.927% (SOFR + 206 bps), 5/10/28	11,839,853
17,000,000(c)	Capital One Financial Corp., 4.985% (SOFR + 216 bps), 7/24/26	17,001,149
3,350,000	Charles Schwab Corp., 4.20%, 3/24/25	3,342,151
15,791,000(a)	Charles Schwab Corp., 6.033% (SOFR + 105 bps), 3/3/27	15,929,512
8,800,000	Jefferies Financial Group, Inc., 4.85%, 1/15/27	8,908,359
6,155,000	Jefferies Financial Group, Inc., 5.15%, 9/15/25	6,163,118
9,130,000(a)	Mizuho Markets Cayman LP, 5.707% (SOFR + 60 bps), 10/6/25 (144A)	9,129,253
23,260,000(a)	Nomura Holdings, Inc., 6.119% (SOFR + 125 bps), 7/2/27	23,390,954
	Total Diversified Financial Services	$227,058,665

	Electric — 0.7%
5,167,000	AEP Texas, Inc., 3.85%, 10/1/25 (144A)	$ 5,119,036
6,864,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	6,946,956
9,090,000	NextEra Energy Capital Holdings, Inc., 5.749%, 9/1/25	9,182,009
4,485,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	4,503,865
17,625,000	Vistra Operations Co. LLC, 5.125%, 5/13/25 (144A)	17,587,589
	Total Electric	$43,339,455

	Electronics — 0.1%
3,728,000	Flex, Ltd., 4.75%, 6/15/25	$ 3,718,474
	Total Electronics	$3,718,474

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2459

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Healthcare-Products — 0.4%
14,183,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	$ 14,188,367
11,000,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	11,117,849
	Total Healthcare-Products	$25,306,216

	Healthcare-Services — 0.7%
15,000,000	Aetna, Inc., 3.50%, 11/15/24	$ 14,965,195
13,000,000	Elevance Health, Inc., 3.35%, 12/1/24	12,960,596
8,531,000	HCA, Inc., 5.25%, 4/15/25	8,540,843
10,000,000	HCA, Inc., 5.375%, 2/1/25	10,003,197
	Total Healthcare-Services	$46,469,831

	Insurance — 1.4%
7,750,000	Athene Global Funding, 5.684%, 2/23/26 (144A)	$ 7,862,884
6,000,000(a)	Athene Global Funding, 5.958% (SOFR + 85 bps), 5/8/26 (144A)	5,994,570
4,000,000(a)	Athene Global Funding, 6.079% (SOFR + 121 bps), 3/25/27 (144A)	4,023,728
3,000,000(a)	MassMutual Global Funding II, 5.945% (SOFR + 77 bps), 1/29/27 (144A)	3,004,568
21,200,000(a)	MassMutual Global Funding II, 6.016% (SOFR + 74 bps), 4/9/27 (144A)	21,250,047
9,900,000(a)	Metropolitan Life Global Funding I, 5.624% (SOFR + 70 bps), 6/11/27 (144A)	9,950,465
16,200,000(a)	Pacific Life Global Funding II, 5.986% (SOFR + 85 bps), 2/5/27 (144A)	16,271,766
9,030,000(a)	Protective Life Global Funding, 5.849% (SOFR + 98 bps), 3/28/25 (144A)	9,059,601
10,800,000(a)	Protective Life Global Funding, 5.968% (SOFR + 70 bps), 4/10/26 (144A)	10,826,352
	Total Insurance	$88,243,981

	Internet — 0.1%
3,966,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	$ 3,976,152
	Total Internet	$3,976,152

	Machinery-Diversified — 0.2%
14,400,000(a)	John Deere Capital Corp., 5.799% (SOFR + 68 bps), 7/15/27	$ 14,458,752
	Total Machinery-Diversified	$14,458,752

The accompanying notes are an integral part of these financial statements.
60Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Mining — 0.4%
13,200,000(a)	Glencore Funding LLC, 6.361% (SOFR + 106 bps), 4/4/27 (144A)	$ 13,257,768
14,900,000	Newmont Corp./Newcrest Finance Pty, Ltd., 5.30%, 3/15/26	15,096,369
	Total Mining	$28,354,137

	Pharmaceuticals — 0.3%
18,000,000	CVS Health Corp., 3.875%, 7/20/25	$ 17,870,708
	Total Pharmaceuticals	$17,870,708

	Pipelines — 0.9%
20,020,000	Energy Transfer LP, 4.75%, 1/15/26	$ 20,043,486
5,191,000	Kinder Morgan, Inc., 4.30%, 6/1/25	5,167,369
13,000,000	MPLX LP, 4.00%, 2/15/25	12,931,484
10,976,000	ONEOK, Inc., 5.85%, 1/15/26	11,142,438
2,455,000	Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	2,457,258
2,057,000	Spectra Energy Partners LP, 3.50%, 3/15/25	2,041,471
	Total Pipelines	$53,783,506

	Telecommunications — 0.3%
18,000,000	T-Mobile USA, Inc., 3.50%, 4/15/25	$ 17,871,616
	Total Telecommunications	$17,871,616

	Trucking & Leasing — 0.2%
4,110,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.00%, 7/15/25 (144A)	$ 4,084,585
5,645,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.75%, 5/24/26 (144A)	5,747,266
	Total Trucking & Leasing	$9,831,851

	Total Corporate Bonds (Cost $1,828,293,848)	$1,839,241,504

	Insurance-Linked Securities — 0.9% of Net Assets#
	Event Linked Bonds — 0.8%
	Earthquakes – California — 0.0%†
2,000,000(a)	Phoenician Re, 7.444%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 2,000,000
500,000(a)	Torrey Pines Re, 10.602%, (1 Month U.S. Treasury Bill + 600 bps), 6/7/27 (144A)	515,900
250,000(a)	Torrey Pines Re, 11.852%, (1 Month U.S. Treasury Bill + 725 bps), 6/7/27 (144A)	257,550
		$2,773,450

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2461

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Earthquakes – U.S. & Canada — 0.0%†
2,500,000(a)	Acorn Re, 7.046%, (3 Month U.S. Treasury Bill + 250 bps), 11/7/24 (144A)	$ 2,496,250
	Flood – U.S. — 0.0%†
1,500,000(a)	FloodSmart Re, 16.376%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,534,500
	Multiperil – U.S. — 0.4%
750,000(a)	Caelus Re V, 4.646%, (3 Month U.S. Treasury Bill + 10 bps), 6/9/25 (144A)	$ 75
500,000(a)	Caelus Re V, 5.046%, (3 Month U.S. Treasury Bill + 50 bps), 6/9/25 (144A)	350,000
2,000,000(a)	Four Lakes Re, 8.936%, (3 Month U.S. Treasury Bill + 439 bps), 1/7/25 (144A)	2,010,200
500,000(a)	Herbie Re, 11.332%, (3 Month U.S. Treasury Bill + 673 bps), 1/8/25 (144A)	503,100
5,000,000(a)	Matterhorn Re, 10.119%, (SOFR + 525 bps), 3/24/25 (144A)	5,065,500
2,000,000(a)	Matterhorn Re, 12.619%, (SOFR + 775 bps), 3/24/25 (144A)	2,034,800
5,000,000(a)	Residential Re, 10.596%, (3 Month U.S. Treasury Bill + 605 bps), 12/6/25 (144A)	4,890,000
1,500,000(a)	Residential Re, 10.836%, (3 Month U.S. Treasury Bill + 629 bps), 12/6/24 (144A)	1,498,500
2,750,000(a)	Sanders Re II, 7.602%, (3 Month U.S. Treasury Bill + 300 bps), 4/7/25 (144A)	2,770,900
3,000,000(a)	Sanders Re II, 7.796%, (3 Month U.S. Treasury Bill + 325 bps), 4/7/25 (144A)	3,027,300
3,000,000(a)	Sanders Re III, 8.012%, (3 Month U.S. Treasury Bill + 341 bps), 4/7/26 (144A)	2,989,800
1,000,000(a)	Sussex Re, 12.962%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	1,006,300
		$26,146,475

	Multiperil – U.S. & Canada — 0.1%
250,000(a)	Matterhorn Re, 10.679%, (SOFR + 575 bps), 12/8/25 (144A)	$ 240,275
1,000,000(a)	Mona Lisa Re, 11.602%, (3 Month U.S. Treasury Bill + 700 bps), 7/8/25 (144A)	1,019,700
4,000,000(a)	Mystic Re IV, 10.646%, (3 Month U.S. Treasury Bill + 610 bps), 1/8/25 (144A)	4,019,200
		$5,279,175

The accompanying notes are an integral part of these financial statements.
62Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.1%
1,000,000(a)	Kilimanjaro III Re, 10.452%, (3 Month U.S. Treasury Bill + 585 bps), 6/25/25 (144A)	$ 1,022,800
3,500,000(a)	Long Point Re IV, 8.852%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	3,556,000
245,762(a)	Matterhorn Re, 1.50%, (3 Month U.S. Treasury Bill + 150 bps), 1/8/27 (144A)	196,609
		$4,775,409

	Windstorm – Florida — 0.0%†
2,000,000(a)	Integrity Re, 11.432%, (3 Month U.S. Treasury Bill + 683 bps), 6/6/25 (144A)	$ 200,000
	Windstorm – North Carolina — 0.1%
3,000,000(a)	Cape Lookout Re, 14.136%, (3 Month U.S. Treasury Bill + 959 bps), 3/28/25 (144A)	$ 3,056,100
	Windstorm – U.S. — 0.0%†
2,000,000(a)	Bonanza Re, 9.476%, (3 Month U.S. Treasury Bill + 493 bps), 12/23/24 (144A)	$ 2,006,600
250,000(a)	Bonanza Re, 10.166%, (3 Month U.S. Treasury Bill + 562 bps), 3/16/25 (144A)	248,250
		$2,254,850

	Windstorm – U.S. Regional — 0.1%
2,500,000(a)	Citrus Re, 9.662%, (3 Month U.S. Treasury Bill + 506 bps), 6/7/25 (144A)	$ 2,564,000
1,000,000(a)	Commonwealth Re, 8.365%, (3 Month U.S. Treasury Bill + 376 bps), 7/8/25 (144A)	1,020,900
		$3,584,900

	Total Event Linked Bonds	$52,101,109

Face Amount USD ($)
Collateralized Reinsurance — 0.0%†
Multiperil – U.S. — 0.0%†
2,088,182(h)+	Ballybunion Re 2022, 12/31/27	$ —
	Total Collateralized Reinsurance	$—

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2463

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Face Amount USD ($)		Value

	Reinsurance Sidecars — 0.1%
	Multiperil – U.S. — 0.0%†
2,000,000(i)(j)+	Harambee Re 2018, 12/31/24	$ 8,600
4,000,000(j)+	Harambee Re 2019, 12/31/24	—
		$8,600

	Multiperil – Worldwide — 0.1%
4,000,000(j)+	Alturas Re 2021-3, 7/31/25	$ 169,200
421,041(i)(j)+	Alturas Re 2022-2, 12/31/27	26,863
3,000,000(h)(i)+	Gleneagles Re 2022, 12/31/27	900,000
2,744,544(i)(j)+	Lorenz Re 2019, 6/30/25	22,505
4,000,000(h)(i)+	Merion Re 2022-2, 12/31/27	3,792,446
4,000,000(h)+	Pangaea Re 2021-3, 7/1/25	21,932
3,500,000(i)(j)+	Thopas Re 2022, 12/31/27	—
4,000,000(j)+	Torricelli Re 2021, 7/31/25	20,000
4,000,000(j)+	Torricelli Re 2022, 6/30/28	3,600
750,000(i)(j)+	Viribus Re 2018, 12/31/24	—
2,500,000(j)+	Viribus Re 2019, 12/31/24	—
809,418(h)(i)+	Woburn Re 2019, 12/31/24	111,417
		$5,067,963

	Total Reinsurance Sidecars	$5,076,563

	Total Insurance-Linked Securities (Cost $60,708,358)	$57,177,672

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 7.0% of Net Assets
8,388,223	Federal Home Loan Mortgage Corp., 6.000%, 8/1/53	$ 8,623,919
3,730,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	3,814,633
4,370,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	4,471,861
290,000	Federal Home Loan Mortgage Corp., 6.000%, 9/1/54	297,352
1,083(a)	Federal Home Loan Mortgage Corp., 6.250%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 200 bps), 11/1/33	1,103
12,728,885	Federal Home Loan Mortgage Corp., 6.500%, 4/1/54	13,190,648
19,770,566	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	20,459,008
16,605,221	Federal Home Loan Mortgage Corp., 6.500%, 5/1/54	17,185,968
699,646	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	724,131
1,730,000	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	1,790,542
2,270,000	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	2,343,127
The accompanying notes are an integral part of these financial statements.
64Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,640,000	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	$ 2,727,195
560,000	Federal Home Loan Mortgage Corp., 6.500%, 9/1/54	577,340
1,922,908	Federal National Mortgage Association, 3.000%, 3/1/47	1,774,624
3,088(a)	Federal National Mortgage Association, 5.955%, (1 year FTSE USD IBOR Consumer Cash Fallbacks + 167 bps), 1/1/48	3,129
6,327,139	Federal National Mortgage Association, 6.000%, 5/1/53	6,526,630
5,471,000	Federal National Mortgage Association, 6.000%, 9/1/54	5,598,528
4,929,000	Federal National Mortgage Association, 6.000%, 9/1/54	5,040,838
38,200,000	Federal National Mortgage Association, 6.000%, 10/1/54 (TBA)	39,041,504
1,126(a)	Federal National Mortgage Association, 6.230%, (1 Year CMT Index + 211 bps), 10/1/32	1,125
3,174(a)	Federal National Mortgage Association, 6.259%, (1 Year CMT Index + 210 bps), 9/1/32	3,238
4,627(a)	Federal National Mortgage Association, 6.295%, (1 Year CMT Index + 217 bps), 2/1/34	4,712
17,064,496	Federal National Mortgage Association, 6.500%, 12/1/53	17,659,757
13,642,946	Federal National Mortgage Association, 6.500%, 3/1/54	14,063,549
8,685,103	Federal National Mortgage Association, 6.500%, 4/1/54	8,977,346
18,093,842	Federal National Mortgage Association, 6.500%, 6/1/54	18,681,153
2,716,594	Federal National Mortgage Association, 6.500%, 9/1/54	2,813,156
2,712,620	Federal National Mortgage Association, 6.500%, 9/1/54	2,815,750
26,500,000	Federal National Mortgage Association, 6.500%, 10/1/54 (TBA)	27,318,667
100,000,000(k)	U.S. Treasury Bills, 10/8/24	99,908,951
115,000,000(k)	U.S. Treasury Bills, 10/24/24	114,653,028
	Total U.S. Government and Agency Obligations (Cost $439,546,603)	$441,092,512

The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2465

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Principal Amount USD ($)		Value

	SHORT TERM INVESTMENTS — 18.7% of Net Assets
	Repurchase Agreements — 5.7%
200,000,000	Bank of America, 4.86%, dated 9/30/24, to be purchased on 10/1/24 for $200,027,000, collateralized by $204,000,016, U.S. Treasury Strip Principal, 8/15/47	$ 200,000,000
49,960,000	Scotia Capital Inc., 4.87%, dated 9/30/24, to be purchased on 10/1/24 for $49,966,758, collateralized by the following: $3,580,522, Federal Home Loan Mortgage Corporation, 2.00%-6.00%, 4/1/29-9/1/54, $4,441,115, Federal National Mortgage Association, 1.50%-2.50%, 12/1/27-1/1/51, $42,944,550, U.S. Treasury Note, 4.00%, 2/15/34	49,960,000
42,960,000	RBC Dominion Securities Inc., 4.86%, dated 9/30/24, to be purchased on 10/1/24 for $42,965,800, collateralized by the following: $23,602,434, U.S. Treasury Bond, 2.00%-4.63%, 2/15/40-2/15/54, $20,222,719, U.S. Treasury Note, 0.75%-3.88%, 8/31/26-12/31/29	42,960,000
31,480,000	Toronto-Dominion Bank, 4.86%, dated 9/30/24, to be purchased on 10/1/24 for $31,484,250, collateralized by $32,109,605, U.S. Treasury Note, 3.88%-4.50%, 3/31/26-8/15/33	31,480,000
31,480,000	Toronto-Dominion Bank, 4.87%, dated 9/30/24, to be purchased on 10/1/24 for $31,484,259, collateralized by $32,109,600, Government National Mortgage Association, 3.00%-8.00%, 7/20/49-11/20/53	31,480,000
		$355,880,000

	Commercial Paper — 7.6% of Net Assets
29,700,000(l)	Alexandria Real Estate Equities, Inc., 4.856%, 10/4/24	$ 29,683,547
15,200,000(l)	Alimentation Couche-Tard Inc., 4.933%, 10/2/24	15,195,790
14,800,000(l)	Alimentation Couche-Tard Inc., 4.947%, 10/7/24	14,785,611
27,000,000(l)	B.A.T. International Finance Plc, 4.921%, 10/1/24	26,996,315
1,670,000(l)	Canadian Pacific Kansas City, Ltd., 4.905%, 10/7/24	1,668,399
30,000,000(l)	CenterPoint Energy Resources Corp., 4.851%, 10/1/24	29,995,939
13,450,000(l)	Commonwealth Edison Co., 4.851%, 10/1/24	13,448,144
30,000,000(l)	Consolidated Edison Company of New York, Inc., 4.899%, 10/9/24	29,962,973
12,000,000(l)	CVS Health Corp., 4.951%, 10/1/24	11,998,373
The accompanying notes are an integral part of these financial statements.
66Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Principal Amount USD ($)		Value
	Commercial Paper — (continued)
3,340,000(l)	Dominion Energy, Inc., 4.905%, 10/8/24	$ 3,336,353
30,000,000(l)	Duke Energy Corp., 4.841%, 10/1/24	29,995,906
10,000,000(l)	Energy Transfer LP, 4.951%, 10/1/24	9,998,635
30,000,000(l)	ERP Operating LP, 4.881%, 10/1/24	29,995,906
30,000,000(l)	Fiserv, Inc., 4.871%, 10/1/24	29,995,889
24,000,000(l)	Jabil, Inc., 5.301%, 10/1/24	23,996,282
25,000,000(l)	Kinder Morgan, Inc., 4.931%, 10/1/24	24,996,387
4,600,000(l)	Marriott International, Inc., 4.953%, 10/1/24	4,599,362
2,100,000(l)	Marriott International, Inc., 4.902%, 10/3/24	2,099,125
4,000,000(l)	Marriott International, Inc., 4.887%, 10/7/24	3,996,103
12,031,000(l)	Microchip Technology, 4.957%, 10/4/24	12,024,202
3,340,000(l)	NextEra Energy Capital Holdings, Inc., 4.907%, 10/11/24	3,334,949
21,400,000(l)	OGE Energy Corporation, 4.948%, 10/2/24	21,394,156
45,000,000(l)	Prudential Funding Corp., 4.825%, 10/2/24	44,987,986
30,000,000(l)	Targa Resources Corp., 5.301%, 10/1/24	29,995,589
30,000,000(l)	UDR, Inc., 4.949%, 10/3/24	29,987,704
	Total Commercial Paper (Cost $478,536,841)	$478,469,625

Shares
	Open-End Fund — 5.4%
341,422,925(m)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 341,422,925
		$341,422,925

	TOTAL SHORT TERM INVESTMENTS (Cost $1,175,839,766)	$1,175,772,550

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.1% (Cost $6,416,853,012)	$6,416,658,074
	OTHER ASSETS AND LIABILITIES — (2.1)%	$(130,974,593)
	net assets — 100.0%	$6,285,683,481

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
IBOR	Interbank Offered Rate.
LIBOR	London Interbank Offered Rate.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2467

Schedule of Investments  |  9/30/24
(unaudited) (continued)
PRIME	U.S. Federal Funds Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At September 30, 2024, the value of these securities amounted to $3,284,541,659, or 52.3% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at September 30, 2024.
(b)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at September 30, 2024.
(d)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at September 30, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security is in default.
(h)	Issued as participation notes.
(i)	Non-income producing security.
(j)	Issued as preference shares.
(k)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(l)	Rate shown represents yield-to-maturity.
(m)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at September 30, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
The accompanying notes are an integral part of these financial statements.
68Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Restricted Securities	Acquisition date	Cost	Value
Acorn Re	10/25/2021	$2,500,000	$2,496,250
Alturas Re 2021-3	7/1/2021	388,784	169,200
Alturas Re 2022-2	1/6/2022	3,536	26,863
Ballybunion Re 2022	3/9/2022	—	—
Bonanza Re	12/15/2020	2,000,000	2,006,600
Bonanza Re	3/11/2022	250,000	248,250
Caelus Re V	5/4/2018	500,000	350,000
Caelus Re V	5/4/2018	750,000	75
Cape Lookout Re	3/16/2022	3,000,000	3,056,100
Citrus Re	4/11/2022	2,500,000	2,564,000
Commonwealth Re	6/15/2022	1,000,000	1,020,900
FloodSmart Re	2/14/2022	1,500,000	1,534,500
Four Lakes Re	12/15/2021	2,000,000	2,010,200
Gleneagles Re 2022	1/18/2022	1,252,904	900,000
Harambee Re 2018	12/19/2017	42,461	8,600
Harambee Re 2019	12/20/2018	—	—
Herbie Re	10/19/2020	500,000	503,100
Integrity Re	5/9/2022	2,000,000	200,000
Kilimanjaro III Re	6/15/2022	1,000,000	1,022,800
Long Point Re IV	5/13/2022	3,500,000	3,556,000
Lorenz Re 2019	6/26/2019	417,361	22,505
Matterhorn Re	6/5/2020	245,762	196,609
Matterhorn Re	12/15/2021	250,000	240,275
Matterhorn Re	3/10/2022	5,000,000	5,065,500
Matterhorn Re	3/10/2022	2,000,000	2,034,800
Merion Re 2022-2	2/22/2022	4,000,000	3,792,446
Mona Lisa Re	6/22/2021	1,000,000	1,019,700
Mystic Re IV	6/9/2021	4,000,000	4,019,200
Pangaea Re 2021-3	6/17/2021	—	21,932
Phoenician Re	12/1/2021	2,000,000	2,000,000
Residential Re	10/30/2020	1,500,000	1,498,500
Residential Re	10/28/2021	5,000,000	4,890,000
Sanders Re II	5/24/2021	3,000,000	3,027,300
Sanders Re II	11/23/2021	2,752,500	2,770,900
Sanders Re III	3/22/2022	3,000,000	2,989,800
Sussex Re	12/7/2020	1,000,000	1,006,300
Thopas Re 2022	2/7/2022	—	—
Torrey Pines Re	5/17/2024	500,000	515,900
Torrey Pines Re	5/17/2024	250,000	257,550
Torricelli Re 2021	7/1/2021	—	20,000
Torricelli Re 2022	7/26/2022	—	3,600
Viribus Re 2018	12/22/2017	12,441	—
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2469

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Viribus Re 2019	12/27/2018	$—	$—
Woburn Re 2019	1/30/2019	92,609	111,417
Total Restricted Securities			$57,177,672
% of Net assets			0.9%
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
137	U.S. 2 Year Note (CBT)	12/31/24	$(28,457,137)	$(28,529,180)	$(72,043)
116	U.S. 5 Year Note (CBT)	12/31/24	(12,729,813)	(12,746,406)	(16,593)
60	U.S. 10 Year Ultra Bond (CBT)	12/19/24	(7,097,659)	(7,097,813)	(154)
17	U.S. Long Bond (CBT)	12/19/24	(2,123,760)	(2,111,187)	12,573
			$(50,408,369)	$(50,484,586)	$(76,217)
TOTAL FUTURES CONTRACTS			$(50,408,369)	$(50,484,586)	$(76,217)
CBT	Chicago Board of Trade.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended September 30, 2024, aggregated $2,005,912,329 and $1,420,868,303, respectively.
At September 30, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $6,418,089,632 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$32,451,817
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,959,592)
Net unrealized depreciation	$(1,507,775)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
The accompanying notes are an integral part of these financial statements.
70Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$119,095,487	$—	$119,095,487
Asset Backed Securities	—	1,694,931,100	—	1,694,931,100
Collateralized Mortgage Obligations	—	613,466,194	—	613,466,194
Commercial Mortgage-Backed Securities	—	475,881,055	—	475,881,055
Corporate Bonds	—	1,839,241,504	—	1,839,241,504
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – U.S.	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	8,600	8,600
Multiperil – Worldwide	—	—	5,067,963	5,067,963
All Other Insurance-Linked Securities	—	52,101,109	—	52,101,109
U.S. Government and Agency Obligations	—	441,092,512	—	441,092,512
Repurchase Agreements	—	355,880,000	—	355,880,000
Commercial Paper	—	478,469,625	—	478,469,625
Open-End Fund	341,422,925	—	—	341,422,925
Total Investments in Securities	$341,422,925	$6,070,158,586	$5,076,563	$6,416,658,074
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(76,217)	$—	$—	$(76,217)
Total Other Financial Instruments	$(76,217)	$—	$—	$(76,217)
*	Securities valued at $0.
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2471

Statement of Assets and Liabilities  |  9/30/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $6,416,853,012)	$6,416,658,074
Cash	552,026
Futures collateral	1,027,990
Variation margin for futures contracts	136,594
Receivables —
Investment securities sold	34,277,255
Fund shares sold	31,523,081
Dividends	513,690
Interest	32,067,190
Other assets	244,938
Total assets	$6,517,000,838
LIABILITIES:
Payables —
Investment securities purchased	$193,675,623
Fund shares repurchased	34,039,500
Distributions	2,100,703
Trustees’ fees	4,753
Management fees	255,215
Administrative expenses	131,853
Distribution fees	60,036
Accrued expenses	1,049,674
Total liabilities	$231,317,357
NET ASSETS:
Paid-in capital	$6,565,599,988
Distributable earnings (loss)	(279,916,507)
Net assets	$6,285,683,481
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $2,051,568,263/212,105,938 shares)	$9.67
Class C (based on $56,616,825/5,848,580 shares)	$9.68
Class C2 (based on $7,809,505/806,645 shares)	$9.68
Class K (based on $588,338,122/60,643,116 shares)	$9.70
Class Y (based on $3,581,350,766/369,611,446 shares)	$9.69
The accompanying notes are an integral part of these financial statements.
72Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 9/30/24
INVESTMENT INCOME:
Interest from unaffiliated issuers	$183,863,526
Dividends from unaffiliated issuers	4,114,503
Total Investment Income		$187,978,029
EXPENSES:
Management fees	$8,682,592
Administrative expenses	767,128
Transfer agent fees
Class A	281,572
Class C	12,073
Class C2	1,060
Class K	55
Class Y	1,431,018
Distribution fees
Class A	1,672,311
Class C	144,940
Class C2	20,496
Shareholder communications expense	102,925
Custodian fees	37,510
Registration fees	143,067
Professional fees	138,913
Printing expense	12,375
Officers’ and Trustees’ fees	155,140
Insurance expense	31,615
Miscellaneous	256,115
Total expenses		$13,890,905
Net investment income		$174,087,124
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$684,811
Futures contracts	(1,469,073)	$(784,262)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$15,913,937
Futures contracts	(76,217)	$15,837,720
Net realized and unrealized gain (loss) on investments		$15,053,458
Net increase in net assets resulting from operations		$189,140,582
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2473

Statements of Changes in Net Assets
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24
FROM OPERATIONS:
Net investment income (loss)	$174,087,124	$283,051,595
Net realized gain (loss) on investments	(784,262)	(10,289,109)
Change in net unrealized appreciation (depreciation) on investments	15,837,720	72,460,230
Net increase in net assets resulting from operations	$189,140,582	$345,222,716
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.28 and $0.57 per share, respectively)	$(49,008,370)	$(74,376,260)
Class C ($0.27 and $0.54 per share, respectively)	(1,604,912)	(3,872,772)
Class C2 ($0.27 and $0.54 per share, respectively)	(227,625)	(465,077)
Class K ($0.30 and $0.60 per share, respectively)	(15,995,887)	(28,876,190)
Class Y ($0.29 and $0.59 per share, respectively)	(104,599,834)	(178,868,680)
Tax return of capital:
Class A ($— and $0.01 per share, respectively)	$—	$(715,703)
Class C ($— and $0.01 per share, respectively)	—	(37,267)
Class C2 ($— and $0.01 per share, respectively)	—	(4,475)
Class K ($— and $0.01 per share, respectively)	—	(277,868)
Class Y ($— and $0.01 per share, respectively)	—	(1,721,205)
Total distributions to shareholders	$(171,436,628)	$(289,215,497)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$2,381,403,381	$3,111,880,472
Reinvestment of distributions	160,734,860	263,238,175
Cost of shares repurchased	(1,562,731,259)	(2,485,991,996)
Net increase in net assets resulting from Fund share transactions	$979,406,982	$889,126,651
Net increase in net assets	$997,110,936	$945,133,870
NET ASSETS:
Beginning of period	$5,288,572,545	$4,343,438,675
End of period	$6,285,683,481	$5,288,572,545
The accompanying notes are an integral part of these financial statements.
74Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

	Six Months Ended 9/30/24 Shares (unaudited)	Six Months Ended 9/30/24 Amount (unaudited)	Year Ended 3/31/24 Shares	Year Ended 3/31/24 Amount
Class A
Shares sold	107,031,650	$1,033,878,073	89,044,093	$855,135,969
Reinvestment of distributions	5,043,830	48,703,031	7,557,442	72,578,371
Less shares repurchased	(54,959,489)	(530,659,546)	(59,899,149)	(574,707,285)
Net increase	57,115,991	$551,921,558	36,702,386	$353,007,055
Class C
Shares sold	742,327	$7,193,793	1,170,668	$11,248,010
Reinvestment of distributions	167,960	1,604,912	402,414	3,865,799
Less shares repurchased	(1,221,185)	(11,801,678)	(4,194,787)	(40,245,492)
Net decrease	(310,898)	$(3,002,973)	(2,621,705)	$(25,131,683)
Class C2
Shares sold	206,409	$1,994,496	186,496	$1,791,736
Reinvestment of distributions	1,315	12,711	3,563	34,216
Less shares repurchased	(185,434)	(1,793,486)	(293,325)	(2,820,336)
Net increase (decrease)	22,290	$213,721	(103,266)	$(994,384)
Class K
Shares sold	10,395,327	$100,912,930	11,880,912	$114,480,135
Reinvestment of distributions	1,672,913	15,995,887	2,996,862	28,864,652
Less shares repurchased	(2,554,658)	(24,732,134)	(12,438,875)	(119,731,232)
Net increase	9,513,582	$92,176,683	2,438,899	$23,613,555
Class Y
Shares sold	127,924,905	$1,237,424,089	221,409,265	$2,129,224,622
Reinvestment of distributions	9,758,706	94,418,319	16,410,541	157,895,137
Less shares repurchased	(102,701,209)	(993,744,415)	(181,836,804)	(1,748,487,651)
Net increase	34,982,402	$338,097,993	55,983,002	$538,632,108
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2475

Financial Highlights
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class A
Net asset value, beginning of period	$9.64	$9.53	$9.61	$9.71	$9.26	$9.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.29	$0.57	$0.31	$0.09	$0.12	$0.25
Net realized and unrealized gain (loss) on investments	0.02	0.12	(0.06)	(0.07)	0.47	(0.64)
Net increase (decrease) from investment operations	$0.31	$0.69	$0.25	$0.02	$0.59	$(0.39)
Distributions to shareholders:
Net investment income	$(0.28)	$(0.57)	$(0.33)	$(0.12)	$(0.14)	$(0.27)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$(0.28)	$(0.58)	$(0.33)	$(0.12)	$(0.14)	$(0.27)
Net increase (decrease) in net asset value	$0.03	$0.11	$(0.08)	$(0.10)	$0.45	$(0.66)
Net asset value, end of period	$9.67	$9.64	$9.53	$9.61	$9.71	$9.26
Total return (b)	3.30%(c)	7.45%	2.62%	0.16%	6.42%	(4.02)%
Ratio of net expenses to average net assets	0.59%(d)	0.60%	0.60%	0.59%	0.60%	0.58%
Ratio of net investment income (loss) to average net assets	5.95%(d)	5.96%	3.21%	0.96%	1.29%	2.52%
Portfolio turnover rate	31%(c)	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$2,051,568	$1,494,536	$1,126,767	$1,824,401	$1,561,042	$1,628,082
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
76Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class C
Net asset value, beginning of period	$9.65	$9.53	$9.61	$9.71	$9.26	$9.91
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.27	$0.54	$0.28	$0.06	$0.10	$0.22
Net realized and unrealized gain (loss) on investments	0.03	0.13	(0.06)	(0.08)	0.46	(0.63)
Net increase (decrease) from investment operations	$0.30	$0.67	$0.22	$(0.02)	$0.56	$(0.41)
Distributions to shareholders:
Net investment income	$(0.27)	$(0.54)	$(0.30)	$(0.08)	$(0.11)	$(0.24)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$(0.27)	$(0.55)	$(0.30)	$(0.08)	$(0.11)	$(0.24)
Net increase (decrease) in net asset value	$0.03	$0.12	$(0.08)	$(0.10)	$0.45	$(0.65)
Net asset value, end of period	$9.68	$9.65	$9.53	$9.61	$9.71	$9.26
Total return (b)	3.13%(c)	7.21%	2.29%	(0.17)%	6.09%	(4.24)%
Ratio of net expenses to average net assets	0.90%(d)	0.91%	0.92%	0.91%	0.91%	0.89%
Ratio of net investment income (loss) to average net assets	5.64%(d)	5.61%	2.90%	0.66%	1.00%	2.25%
Portfolio turnover rate	31%(c)	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$56,617	$59,441	$83,703	$136,692	$213,396	$300,129
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2477

Financial Highlights  (continued)
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class C2
Net asset value, beginning of period	$9.65	$9.53	$9.62	$9.72	$9.27	$9.91
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.27	$0.54	$0.27	$0.07	$0.10	$0.21
Net realized and unrealized gain (loss) on investments	0.03	0.13	(0.06)	(0.08)	0.46	(0.61)
Net increase (decrease) from investment operations	$0.30	$0.67	$0.21	$(0.01)	$0.56	$(0.40)
Distributions to shareholders:
Net investment income	$(0.27)	$(0.54)	$(0.30)	$(0.09)	$(0.11)	$(0.24)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$(0.27)	$(0.55)	$(0.30)	$(0.09)	$(0.11)	$(0.24)
Net increase (decrease) in net asset value	$0.03	$0.12	$(0.09)	$(0.10)	$0.45	$(0.64)
Net asset value, end of period	$9.68	$9.65	$9.53	$9.62	$9.72	$9.27
Total return (b)	3.14%(c)	7.24%	2.21%	(0.14)%	6.09%	(4.13)%
Ratio of net expenses to average net assets	0.88%(d)	0.89%	0.91%	0.88%	0.90%	0.88%
Ratio of net investment income (loss) to average net assets	5.65%(d)	5.65%	2.85%	0.69%	1.00%	2.17%
Portfolio turnover rate	31%(c)	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$7,810	$7,571	$8,463	$15,861	$19,432	$20,982
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
78Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class K
Net asset value, beginning of period	$9.67	$9.56	$9.64	$9.74	$9.29	$9.93
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.60	$0.35	$0.12	$0.15	$0.28
Net realized and unrealized gain (loss) on investments	0.03	0.12	(0.08)	(0.08)	0.46	(0.62)
Net increase (decrease) from investment operations	$0.33	$0.72	$0.27	$0.04	$0.61	$(0.34)
Distributions to shareholders:
Net investment income	$(0.30)	$(0.60)	$(0.35)	$(0.14)	$(0.16)	$(0.30)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$(0.30)	$(0.61)	$(0.35)	$(0.14)	$(0.16)	$(0.30)
Net increase (decrease) in net asset value	$0.03	$0.11	$(0.08)	$(0.10)	$0.45	$(0.64)
Net asset value, end of period	$9.70	$9.67	$9.56	$9.64	$9.74	$9.29
Total return (b)	3.41%(c)	7.70%	2.86%	0.39%	6.64%	(3.60)%
Ratio of net expenses to average net assets	0.36%(d)	0.37%	0.38%	0.36%	0.37%	0.36%
Ratio of net investment income (loss) to average net assets	6.20%(d)	6.19%	3.71%	1.20%	1.52%	2.79%
Portfolio turnover rate	31%(c)	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$588,338	$494,518	$465,248	$382,288	$332,949	$264,405
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
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Financial Highlights  (continued)
	Six Months Ended 9/30/24 (unaudited)	Year Ended 3/31/24	Year Ended 3/31/23	Year Ended 3/31/22	Year Ended 3/31/21	Year Ended 3/31/20
Class Y
Net asset value, beginning of period	$9.66	$9.54	$9.63	$9.73	$9.27	$9.92
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.30	$0.59	$0.34	$0.11	$0.14	$0.27
Net realized and unrealized gain (loss) on investments	0.02	0.13	(0.09)	(0.08)	0.48	(0.63)
Net increase (decrease) from investment operations	$0.32	$0.72	$0.25	$0.03	$0.62	$(0.36)
Distributions to shareholders:
Net investment income	$(0.29)	$(0.59)	$(0.34)	$(0.13)	$(0.16)	$(0.29)
Tax return of capital	—	(0.01)	—	—	—	—
Total distributions	$(0.29)	$(0.60)	$(0.34)	$(0.13)	$(0.16)	$(0.29)
Net increase (decrease) in net asset value	$0.03	$0.12	$(0.09)	$(0.10)	$0.46	$(0.65)
Net asset value, end of period	$9.69	$9.66	$9.54	$9.63	$9.73	$9.27
Total return (b)	3.37%(c)	7.73%	2.67%	0.30%	6.67%	(3.78)%
Ratio of net expenses to average net assets	0.44%(d)	0.46%	0.45%	0.44%	0.45%	0.44%
Ratio of net investment income (loss) to average net assets	6.11%(d)	6.11%	3.53%	1.12%	1.45%	2.69%
Portfolio turnover rate	31%(c)	57%	34%	52%	51%	100%
Net assets, end of period (in thousands)	$3,581,351	$3,232,507	$2,659,258	$2,725,842	$2,335,355	$2,990,790
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
80Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Notes to Financial Statements  |  9/30/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) is one of three portfolios comprising Pioneer Series Trust X (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to seek a high level of current income to the extent consistent with a relatively high level of stability of principal.
The Fund offers five classes of shares designated as Class A, Class C, Class C2, Class K and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
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risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”).
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
82Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
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B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of September 30, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial
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statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended March 31, 2024 was as follows:
2024
Distributions paid from:
Ordinary income	$286,458,979
Tax return of capital	2,756,518
Total	$289,215,497
The following shows the components of distributable earnings (losses) on a federal income tax basis at March 31, 2024:
2024
Distributable earnings/(losses):
Capital loss carryforward	$(274,697,123)
Other book/tax temporary differences	(4,585,977)
Net unrealized depreciation	(17,345,495)
Qualified late year loss deferral	(991,866)
Total	$(297,620,461)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments relating to event-linked bonds, insurance-linked securities and the tax treatment of premium and amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor did not earn underwriting commissions on the sale of Class A shares during the six months ended September 30, 2024.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class C2 shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the
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number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class C2, Class K and Class Y shares can reflect different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The
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consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging
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economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer
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securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality
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or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws,
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regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at September 30, 2024 are listed in the Schedule of Investments.
H.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented
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business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund’s structured reinsurance investments, and therefore the Fund’s assets are placed at greater risk of loss than if the Adviser had more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
I.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at September 30, 2024 are disclosed in the Schedule of Investments.
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J.	TBA Purchases and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchases or sales commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of September 30, 2024, no collateral was pledged or received by the Fund.
K.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at September 30, 2024 is recorded as “Futures collateral” on the Statement of Assets and Liabilities.
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Subsequent payments for futures contracts (“variation margin”) are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either “Due from broker for futures” or “Due to broker for futures” on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of long position and short position futures contracts during the six months ended September 30, 2024 were $0 and $33,116,092, respectively. Open futures contracts outstanding at September 30, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.35% of the Fund’s average daily net assets up to $1 billion, 0.30% of the next $4 billion of the Fund’s average daily net assets, 0.25% of the next $2.5 billion of the Fund’s average daily net assets and 0.20% of the Fund’s average daily net assets over $7.5 billion. For the year ended September 30, 2024, the effective management fee was equivalent to 0.30% (annualized) of the Fund’s average daily net assets.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $255,215 in management fees payable to the Adviser at September 30, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief
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compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended September 30, 2024, the Fund paid $155,140 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At September 30, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $4,753 and a payable for administrative expenses of $131,853, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended September 30, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$18,645
Class C	1,805
Class C2	81
Class K	304
Class Y	82,090
Total	$102,925
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class C2 shares. Pursuant to the Plan, the Fund pays the Distributor 0.20% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 0.50% of the average daily net assets attributable to Class C and Class C2 shares. The fee for Class C and Class C2 shares consists of a 0.25% service fee and a 0.25% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C and Class C2 shares.
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Reflected on the Statement of Assets and Liabilities is $60,036 in distribution fees payable to the Distributor at September 30, 2024.
In addition, redemptions of Class C2 shares may be subject to a contingent deferred sales charge (“CDSC”). Redemptions of Class C2 shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class A, Class C, Class K and Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended September 30, 2024, CDSCs in the amount of $10,923 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended September 30, 2024, the Fund had no borrowings under the credit facility.
7. Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors
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speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at September 30, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Liabilities
Net unrealized depreciation on futures contracts^	$76,217	$—	$—	$—	$—
Total Value	$76,217	$—	$—	$—	$—

^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at September 30, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$(1,469,073)	$—	$—	$—	$—
Total Value	$(1,469,073)	$—	$—	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$(76,217)	$—	$—	$—	$—
Total Value	$(76,217)	$—	$—	$—	$—
8. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
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As of September 30, 2024, the Fund had no unfunded loan commitments outstanding.
9. Definitive Agreement
The Fund’s Adviser is currently an indirect, wholly-owned subsidiary of Amundi. On July 9, 2024, Amundi announced that it had entered into a definitive agreement with Victory Capital Holdings, Inc. (“Victory Capital”) to combine the Adviser with Victory Capital, and for Amundi to become a strategic shareholder of Victory Capital (the “Transaction”). Victory Capital is headquartered in San Antonio, Texas. The closing of the Transaction is subject to certain regulatory approvals and other conditions. There is no assurance that the Transaction will close.
The closing of the Transaction would cause the Fund’s current investment advisory agreement with the Adviser to terminate. Under the terms of the Transaction, the Fund’s Board of Trustees will be asked to approve a reorganization of the Fund into a corresponding, newly established Victory Fund advised by Victory Capital Management Inc., an affiliate of Victory Capital. The proposed reorganization of the Fund would be sought in connection with the closing of the Transaction. If approved by the Board, the proposal to reorganize the Fund will be submitted to the shareholders of the Fund for their approval. There is no assurance that the Board or the shareholders of the Fund will approve the proposal to reorganize the Fund.
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Approval of Renewal of Investment Management Agreement
Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/2499

management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information
100Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Fund’s Class Y shares was in the fifth quintile relative to its Strategic Insight peer group.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24101

fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale,
102Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24

although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
Pioneer Multi-Asset Ultrashort Income Fund | Semiannual Report | 9/30/24103

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 25249-13-1124

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

N/A

Pioneer Fundamental Growth Fund

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Fundamental Growth Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the fourth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Fund’s Class Y shares was in the fourth quintile relative to its Strategic Insight peer group.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

Pioneer Multi-Asset Ultrashort Income Fund

Approval of Renewal of Investment Management Agreement

Amundi Asset Management US, Inc. (“Amundi US”) serves as the investment adviser to Pioneer Multi-Asset Ultrashort Income Fund (the “Fund”) pursuant to an investment management agreement between Amundi US and the Fund. In order for Amundi US to remain the investment adviser of the Fund, the Trustees of the Fund, including a majority of the Fund’s Independent Trustees, must determine annually whether to renew the investment management agreement for the Fund.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered Amundi US’ integration of environmental, social and governance (ESG) considerations into its investment research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that are involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services being provided to the Fund by Amundi US and how Amundi US has addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.

The Trustees considered that Amundi US supervises and monitors the performance of the Fund’s service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US is responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimburses Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund. In considering the Fund’s performance, the Trustees regularly review and discuss throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discuss the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses. The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately review and consider the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Morningstar category. The

Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the fifth quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the expense ratio of the Fund’s Class Y shares was in the fifth quintile relative to its Strategic Insight peer group.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performs additional services for the Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks associated with Amundi US’s management of the Fund.

The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability. The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale. The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits. The Trustees considered the other benefits that Amundi US enjoys from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.

The Trustees considered that Amundi US is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion. After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format,

provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust X

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer
Date December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date December 6, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date December 6, 2024

*	Print the name and title of each signing officer under his or her signature.